SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-74808)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 37   [X]
and
REGISTRATION STATEMENT (No. 811-3320)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 37 [X]
Colchester Street Trust (formerly Fidelity Institutional Cash
Portfolios)
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (  ) on (                               ) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (x) on  May 29, 1998 pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
FIDELITY INSTITUTIONAL MONET MARKET FUNDS - CLASS I
FUNDS OF COLCHESTER STREET TRUST


 CROSS REFERENCE SHEET
Form N-1A Item Number
Part
A       Prospectus Caption
1       Cover Page
2       Expenses
3 a     Financial Highlights
 b      *
 c      Performance
 d      Performance
4 a(i)  Charter
  (ii)  Investment Principles and Risks; Securities and Investment
        Practices
 b      Securities and Investment Practices
 c      Investment Principles and Risks; Securities and Investment
        Practices
5 a     Charter
 b(i)   Cover Page; FMR and Its Affiliates
 b(ii) FMR and Its Affiliates; Charter; Breakdown of Expenses b(iii) Expenses; Breakdown of Expenses
 c,d    Cover Page; Charter; Breakdown of
        Expenses; FMR and Its Affiliates
 e      Expenses
 f      Expenses
 g      Expenses; FMR and Its Affiliates
5A      *
6 a(i)  Charter
 a(ii) How to Buy Shares; How to Sell Shares; Transaction Details; Exchange Restrictions
 a(iii) *
 b      FMR and Its Affiliates
 c      Exchange Restrictions; Transaction Details
 d      *
 e Cover Page; How to Buy Shares; How to Sell Shares; Investor Services; Exchange Restrictions
 f,g    Dividends, Capital Gains, and Taxes
7 a     Charter; Cover Page
 b      How to Buy Shares; Transaction Details;Expenses
 c      *
 d      How to Buy Shares
 e      *
 f      Expenses; Breakdown of Expenses
8 How to Sell Shares; Investor Services; Transaction Details; Exchange Restrictions
9       *





* Not Applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated May 29, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web Site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Client Services 82 Devonshire Street, Boston, MA 02109 at 1-800-843-3001, or your investment professional.
INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

FIDELITY
INSTITUTIONAL
MONEY MARKET
FUNDS
TREASURY ONLY
PORTFOLIO
CLASS I
(FUND NUMBER 680)
TREASURY PORTFOLIO
CLASS I
(FUND NUMBER 695)
GOVERNMENT
PORTFOLIO
CLASS I
(FUND NUMBER 057)
DOMESTIC PORTFOLIO
CLASS I
(FUND NUMBER 690)
RATED MONEY
MARKET PORTFOLIO
CLASS I
(FUND NUMBER 052)
MONEY MARKET
PORTFOLIO
CLASS I
(FUND NUMBER 059)
TAX-EXEMPT
PORTFOLIO
CLASS I
(FUND NUMBER 056)
PROSPECTUS
MAY 29, 1998 (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
IMMI-PRO-0598
702218
   CONTENTS


KEY FACTS                 4   WHO MAY WANT TO INVEST

                          4   EXPENSES Class I's yearly operating
                              expenses.

                          7   FINANCIAL HIGHLIGHTS A summary of
                              each fund's financial data.

                          14  PERFORMANCE

THE FUNDS IN DETAIL       14  CHARTER How each fund is organized.

                          14  INVESTMENT PRINCIPLES AND RISKS Each
                              fund's overall approach to investing.

                          16  BREAKDOWN OF EXPENSES How
                              operating costs are calculated and what
                              they include.

YOUR ACCOUNT              18  HOW TO BUY SHARES Opening an
                              account and making additional
                              investments.

                          18  HOW TO SELL SHARES Taking money out
                              and closing your account.

                          19  INVESTOR SERVICES  Services to help you
                              manage your account.

SHAREHOLDER AND ACCOUNT   19  DIVIDENDS, CAPITAL GAINS,
POLICIES                      AND TAXES

                          20  TRANSACTION DETAILS Share price
                              calculations and the timing of purchases and redemptions.

                          21  EXCHANGE RESTRICTIONS

   KEY FACTS


WHO MAY WANT TO INVEST
Each fund offers institutional and corporate investors a convenient and economical way to invest in a professionally managed portfolio of money market instruments.
Each fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00. Each of Treasury Only Portfolio, Treasury Portfolio, and Government Portfolio offers an added measure of safety with its focus on U.S. Government or Treasury securities.
These funds do not constitute a balanced investment plan. However, because they emphasize stability, they could be well-suited for a portion of your investments.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class I shares do not have a sales charge and do not pay a distribution fee. Class II shares do not have a sales charge, but do pay a 0.15% distribution fee. Class III shares do not have a sales charge, but do pay a 0.25% distribution fee. Because Class I shares have no sales charge and do not pay a distribution fee, Class I shares are expected to have a higher total return than Class II and Class III shares. You may obtain more information about Class II and Class III shares, which are not offered through this prospectus, from your investment professional, or by calling Fidelity Client Services at 1-800-843-3001. Contact your investment professional to discuss which class is appropriate for you.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Class I shares of a fund.
Sales charge on purchases and              None
reinvested distributions

Deferred sales charge on redemptions       None

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR). In addition, each fund is responsible for certain other expenses.
Class I's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses   , adjusted to
reflect current fees,     of Class I of each fund and are calculated
as a percentage of average net assets of Class I of each fund.
   TREASURY ONLY PORTFOLIO
   Management fee                       0.20%

   12b-1 fee (Distribution Fee)         None

   Other expenses                       0.00%A

   Total operating expenses             0.20%A

   TREASURY PORTFOLIO
   Management fee                       0.20%

   12b-1 fee (Distribution Fee)         None

   Other expenses                       0.00%A

   Total operating expenses             0.20%A

   GOVERNMENT PORTFOLIO
   Management fee                       0.20%

   12b-1 fee (Distribution Fee)         None

   Other expenses                       0.00%A

   Total operating expenses             0.20%A

   DOMESTIC PORTFOLIO
   Management fee                       0.20%

   12b-1 fee (Distribution Fee)         None

   Other expenses                       0.00%A

   Total operating expenses             0.20%A

   RATED MONEY MARKET PORTFOLIO
   Management fee                       0.20%

   12b-1 fee (Distribution Fee)         None

   Other expenses                       0.00%A

   Total operating expenses             0.20%A

   MONEY MARKET PORTFOLIO
   Management fee                       0.18%A

   12b-1 fee (Distribution Fee)         None

   Other expenses                       0.00%A

   Total operating expenses             0.18%A

   TAX-EXEMPT PORTFOLIO
   Management fee                       0.20%

   12b-1 fee (Distribution Fee)         None

   Other expenses                       0.00%A

   Total operating expenses             0.20%A

   A     AFTER EXPENSE REDUCTIONS.
   EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Class I shares of a fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include any shareholder transaction expenses and Class I's annual operating expenses.
                     1     3      5            10
                     Year  Years  Years        Years

Treasury Only        $ 2   $ 6    $ 11         $ 26

Treasury             $ 2   $ 6    $ 11         $ 26

Government           $ 2   $ 6    $ 11         $ 26

Domestic             $ 2   $ 6    $ 11         $ 26

Rated Money Market   $ 2   $ 6    $ 11         $ 2   6

Money Market         $ 2   $ 6    $ 1   0      $ 23

Tax-Exempt           $ 2   $ 6    $ 11         $ 26

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. FMR has voluntarily agreed to reimburse Class I of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and 12b-1 fees), as a percentage of its respective average net assets, exceed 0.20% (0.18%
for Money Market Portfolio   ).     If these agreements were not in
effect, the management fee, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:

                                              Other Expenses         Total Operating
                              Management Fee                         Expenses

                              Class I         Class I                Class I

Treasury Only Portfolio           0.20    %       0.09    %              0.29    %

Treasury Portfolio                0.20    %       0.05    %              0.25    %

Government Portfolio              0.20    %       0.05    %              0.25    %

Domestic Portfolio                0.20    %       0.06    %              0.26    %

Rated Money Market Portfolio      0.20    %       0.23    %   B          0.43    %

Money Market Portfolio            0.20    %       0.05    %              0.25    %

Tax-Exempt Portfolio              0.20    %       0.06    %              0.26    %


   B BASED ON ESTIMATED EXPENSES DUE TO CHANGE IN MANAGEMENT FEE RATE EFFECTIVE JANUARY 1, 1998.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio have been audited by Price Waterhouse LLP, independent accountants. The financial highlights tables that follow for Treasury Only Portfolio, Rated Money Market Portfolio and Tax-Exempt Portfolio have been audited by Coopers & Lybrand L.L.P., independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in the funds' Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact Fidelity Client Services (Client Services) for a free copy of the Annual Report or the SAI.
   TREASURY ONLY PORTFOLIO - CLASS I


   1.Selected Per-Share Data and Ratios

2.Years ended March 31                   1998     1997     1996     1995A     1994B    1993B    1992B    1991C

3.Net asset value, beginning of period   $ 1.000  $ 1.000  $ 1.000  $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000

4.Income from Investment Operations

5. Net interest income                   .052     .050     .054     .033      .032     .031     .045     .055

6.Less Distributions

7. From net interest income              (.052)   (.050)   (.054)   (.033)    (.032)   (.031)   (.045)   (.055)

8.Net asset value, end of period         $ 1.000  $ 1.000  $ 1.000  $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000

9.Total returnD                          5.33%    5.17%    5.56%    3.38%     3.27%    3.10%    4.64%    5.63%

10.Net assets, end of period             $ 943    $ 1,157  $ 1,361  $ 1,266   $ 1,049  $ 1,048  $ 1,198  $ 706
(In millions)

11.Ratio of expenses to average net      .20%E    .20%E    .20%E    .20%E,F   .20%E    .20%E    .20%E    .03%E,F
assets

12.Ratio of net interest income to       5.20%    5.05%    5.41%    5.02%F    3.22%    3.05%    4.43%    6.34%F
average net assets


A AUGUST 1, 1994 TO MARCH 31, 1995
B YEAR ENDED JULY 31
C OCTOBER 3, 1990 (COMMENCEMENT OF SALE OF CLASS I SHARES) TO JULY 31,
1991
D TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F ANNUALIZED
TREASURY PORTFOLIO - CLASS I



13.Selected Per-Share Data and
Ratios

14.Years ended March             1998     1997     1996     1995     1994     1993     1992     1991     1990     1989
31

15.Net asset value,              $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
beginning of period

16.Income from
Investment Operations

17. Net interest income          .054     .052     .056     .047     .030     .034     .053     .076     .088     .078

18.Less Distributions

19. From net interest            (.054)   (.052)   (.056)   (.047)   (.030)   (.034)   (.053)   (.076)   (.088)   (.078)
 income

20.Net asset value,              $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
end of period

21.Total returnA                 5.55%    5.30%    5.79%    4.78%    3.06%    3.46%    5.41%    7.87%    9.13%    8.11%

22.Net assets, end of            $ 4,498  $ 5,598  $ 7,134  $ 4,688  $ 4,552  $ 5,590  $ 5,477  $ 3,282  $ 1,481  $ 658
period (In millions)

23.Ratio of expenses to          .20%B    .20%B    .20%B    .18%B    .18%B    .18%B    .18%B    .18%B    .19%B    .20%B
average net assets

24.Ratio of net interest         5.41%    5.17%    5.61%    4.71%    3.01%    3.38%    5.12%    7.50%    8.63%    7.92%
income to average net
assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
GOVERNMENT PORTFOLIO - CLASS I



25.Selected Per-Share Data and Ratios

26.Years ended March              1998     1997     1996     1995     1994     1993     1992     1991     1990     1989
31

27.Net asset value,               $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
beginning of period

28.Income from
Investment Operations

29. Net interest                  .055     .052     .057     .048     .031     .035     .054     .077     .088     .079
 income

30.Less Distributions

31. From net interest             (.055)   (.052)   (.057)   (.048)   (.031)   (.035)   (.054)   (.077)   (.088)   (.079)
 income

32.Net asset value,               $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
end of period

33.Total returnA                  5.60%    5.37%    5.84%    4.86%    3.13%    3.56%    5.55%    7.94%    9.15%    8.19%

34.Net assets, end of             $ 3,528  $ 2,811  $ 3,064  $ 3,321  $ 3,765  $ 5,686  $ 4,604  $ 3,614  $ 2,816  $ 1,918
period (In millions)

35.Ratio of expenses to           .20%B    .20%B    .20%B    .18%B    .18%B    .18%B    .18%B    .18%B    .20%B    .20%B
average net assets

36.Ratio of net interest          5.47%    5.25%    5.69%    4.77%    3.07%    3.50%    5.33%    7.62%    8.74%    7.90%
income to average net
assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
DOMESTIC PORTFOLIO - CLASS I



37.Selected Per-Share Data and Ratios

38.Years ended March 31                1998     1997     1996     1995     1994     1993     1992     1991     1990D

39.Net asset value, beginning of       $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

40.Income from Investment
Operations

41. Net interest                       .055     .053     .057     .049     .031     .034     .054     .078     .035
 income

42.Less Distributions

43. From net interest                  (.055)   (.053)   (.057)   (.049)   (.031)   (.034)   (.054)   (.078)   (.035)
 income

44.Net asset value,                    $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
end of period

45.Total returnB                       5.64%    5.40%    5.85%    4.97%    3.14%    3.50%    5.50%    8.11%    3.52%

46.Net assets, end of period           $ 1,171  $ 920    $ 1,118  $ 772    $ 657    $ 804    $ 559    $ 355    $ 331
(In millions)

47.Ratio of expenses to                .20%C    .20%C    .20%C    .18%C    .18%C    .18%C    .18%C    .18%C    .06%A,C
average net assets

48.Ratio of net interest income        5.50%    5.26%    5.66%    4.94%    3.09%    3.43%    5.24%    7.79%    8.44%A
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D NOVEMBER 3, 1989 (COMMENCEMENT OF SALE OF CLASS I SHARES) TO MARCH
31, 1990
RATED MONEY MARKET PORTFOLIO - CLASS I



49.Selected Per-Share Data and Ratios

50.Years ended March    1998     1997     1996D     1995E    1994E    1993E    1992F    1991G    1990G    1989G    1988G
31

51.Net asset value,     $ 1.000  $ 1.000  $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
beginning of period

52.Income from
Investment Operations

53. Net interest        .055     .053     .032      .054     .033     .029     .034     .063     .080     .089     .070
income

54.Less Distributions

55. From net interest   (.055)   (.053)   (.032)    (.054)   (.033)   (.029)   (.034)   (.063)   (.080)   (.089)   (.070)
 income

56.Net asset value,     $ 1.000  $ 1.000  $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
end of period

57.Total returnB        5.64%    5.39%    3.21%     5.53%    3.34%    2.93%    3.44%    6.44%    8.27%    9.26%    7.27%

58.Net assets, end of   $ 304    $ 313    $ 224     $ 301    $ 399    $ 611    $ 766    $ 852    $ 945    $ 1,274  $ 1,036
period (In millions)

59.Ratio of expenses    .20%C    .20%C    .27%A,C   .42%     .42%     .42%     .42%A    .42%     .42%     .42%     .42%
to average net assets

60.Ratio of net         5.49%    5.26%    5.46%A    5.33%    3.24%    2.89%    4.04%A   6.38%    8.01%    8.91%    7.00%
interest income to
average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D SEPTEMBER 1, 1995 TO MARCH 31, 1996
E YEAR ENDED AUGUST 31
F NOVEMBER 1, 1991 TO AUGUST 31, 1992
G YEAR ENDED OCTOBER 31
MONEY MARKET PORTFOLIO - CLASS I



61.Selected Per-Share Data and Ratios

62.Years ended March              1998     1997     1996     1995     1994     1993     1992     1991     1990     1989
31

63.Net asset value,               $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
beginning of period

64.Income from
Investment Operations

65. Net interest income           .055     .053     .057     .049     .032     .035     .055     .078     .089     .080

66.Less Distributions

67. From net interest             (.055)   (.053)   (.057)   (.049)   (.032)   (.035)   (.055)   (.078)   (.089)   (.080)
 income

68.Net asset value,               $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
end of period

69.Total returnA                  5.68%    5.43%    5.90%    4.99%    3.20%    3.58%    5.59%    8.13%    9.25%    8.35%

70.Net assets, end of             $ 9,384  $ 8,714  $ 6,466  $ 5,130  $ 3,200  $ 4,333  $ 3,990  $ 4,707  $ 4,128  $ 2,627
period
(In millions)

71.Ratio of expenses to           .18%B    .18%B    .18%B    .18%B    .18%B    .18%B    .18%B    .18%B    .20%B    .20%B
average net assets

72.Ratio of net interest          5.54%    5.31%    5.73%    5.00%    3.15%    3.50%    5.42%    7.80%    8.82%    8.11%
income to average net
assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
TAX-EXEMPT PORTFOLIO - CLASS I



73.Selected Per-Share Data and Ratios

74.Years ended March            1998     1997     1996     1995D     1994E    1993E    1992E    1991E    1990E    1989E
31

75.Net asset value,             $ 1.000  $ 1.000  $ 1.000  $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
beginning of period

76.Income from
Investment Operations

77. Net interest income          .035     .033     .036     .027      .024     .026     .040     .053     .058     .058

78.Less Distributions

79. From net interest            (.035)   (.033)   (.036)   (.027)    (.024)   (.026)   (.040)   (.053)   (.058)   (.058)
 income

80.Net asset value,              $ 1.000  $ 1.000  $ 1.000  $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
end of period

81.Total returnB                  3.60%    3.40%    3.70%    2.74%     2.44%    2.66%    4.02%    5.40%    6.00%    5.97%

82.Net assets, end of            $ 2,136  $ 2,022  $ 1,807  $ 1,877   $ 2,391  $ 2,239  $ 2,557  $ 2,117  $ 1,985  $ 2,007
period (In millions)

83.Ratio of expenses to          .20%C    .20%C    .19%C    .18%A,C   .18%C    .18%C    .18%C    .18%C    .20%C    .20%C
average net assets

84.Ratio of net interest         3.54%    3.34%    3.64%    3.20%A    2.41%    2.62%    3.90%    5.28%    5.82%    5.80%
income to average net
assets


   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D JUNE 1, 1994 TO MARCH 31, 1995
   E YEAR ENDED MAY 31
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at 1-800-843-3001.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders'
money and invests it toward a specified goal. Each fund is a diversified fund of Colchester Street Trust, an open-end management investment company organized as a Delaware business trust on June 20, 1991.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs. Fidelity Investments Money Management, Inc.(FIMM), located in
Merrimack, New Hampshire, has primary responsibility for providing investment management services.
As of March 31, 1998, FMR advised funds having approximately    36
    million shareholder accounts with a total value of more than
$   589     billion.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Class I of Treasury
Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Rated Money Market Portfolio, and Money Market Portfolio
(the Taxable Funds). UMB Bank, n.a. (UMB) is the transfer agent for Tax-Exempt Portfolio, and is located at 1010 Grand Avenue, Kansas
City, Missouri. UMB employs FIIOC to perform transfer agent servicing functions for Class I of Tax-Exempt Portfolio.
FMR Corp. is the ultimate parent company of FMR and FIMM. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940
Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of March 31, 1998, approximately 27.41% of Treasury Portfolio's total outstanding shares were held by The Bank of New York.
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
TREASURY ONLY PORTFOLIO seeks to    earn     a high level of current
income    while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Treasury securities. The fund does not enter into repurchase agreements or reverse repurchase agreements. The fund will invest in those securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
TREASURY PORTFOLIO seeks to    earn     a high level of current income
   while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Treasury securities and repurchase agreements for these securities.
The fund does not enter into reverse repurchase agreements.
GOVERNMENT PORTFOLIO seeks to    earn     a high level of current
income    while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements.
DOMESTIC PORTFOLIO    seeks to earn a high level of current income
while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
RATED MONEY MARKET PORTFOLIO seeks to    earn     a high level of
current income    while maintaining a stable $1.00 share price by
investing in high-quality, short-term securities. The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
MONEY MARKET PORTFOLIO    seeks to earn a high level of current income
while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by
FMR. The fund also may enter into reverse repurchase agreements.
TAX-EXEMPT PORTFOLIO seeks to    earn     a high level of
   current     income    that is free     from federal income tax
   while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types, including securities structured so that they are eligible investments for the fund. The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest rating category by FMR. FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is free from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
   Each fund earns income at current money market rates. They stress preservation of capital, liquidity, and income (tax-free income in the case of Tax-Exempt Portfolio) and do not seek the higher yields or capital appreciation that more aggressive investments may provide.
Each fund's yield will vary from day to day, and generally reflects current short-term interest rates and other market conditions.
   It is important to note that neither the funds' share prices nor their yields are insured or guaranteed by the U.S. Government. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help
   the     fund achieve its goal. Fund holdings are detailed in each
fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-843-3001.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates.
Money market securities may be structured    to be     or    may
    employ a trust or    other form     so that they are eligible
investments for money market funds. If    a     structure    fails to
function     as intended, adverse tax or investment consequences may
result.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt
instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United
States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: Each of Domestic Portfolio, Rated Money Market Portfolio and Money Market Portfolio will invest more than 25% of its total assets in the financial services industry.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Tax-Exempt Portfolio will not invest in a money market fund. Tax-Exempt Portfolio does not currently intend to invest in repurchase agreements. Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Rated Money Market
Portfolio, and Money Market Portfolio do not currently intend to invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each of Domestic Portfolio, Rated Money Market Portfolio and Money Market Portfolio may not invest more than 5% of their total assets in any one issuer, except that each fund may invest up to 25%
of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply
to U.S. Government    securities     or to securities of other
investment companies.
With respect to 75% of its total assets, Tax-Exempt Portfolio may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
Tax-Exempt Portfolio may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised
by FMR    or its affiliates    , or through reverse repurchase
agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Each of Government Portfolio, Domestic Portfolio, Rated Money Market Portfolio, and Money Market Portfolio may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Each of Treasury Only Portfolio, Treasury Portfolio, and Tax-Exempt Portfolio may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
LENDING   .     A fund may lend money to other funds advised by FMR
or its affiliates    .
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, and Tax-Exempt Portfolio do not lend money to other funds advised by FMR.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.
Each of Treasury Portfolio, Government Portfolio, Domestic Portfolio, Rated Money Market Portfolio, and Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.
With respect to 75% of its total assets, Tax-Exempt Portfolio may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
Each of Domestic Portfolio, Rated Money Market Portfolio and Money Market Portfolio will invest more than 25% of its total assets in obligations of companies in the financial services industry.
   Each of Government Portfolio, Domestic Portfolio, Rated Money
Market Portfolio, and Money Market Portfolio may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Tax-Exempt Portfolio may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page .
   FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Each fund pays a fee at an annual rate of 0.20% of its average net assets.
   Prior to May 31, 1997 and January 1, 1998, Treasury Only Portfolio and Rated Money Market Portfolio, respectively, each paid FMR a management fee at an annual rate of 0.42% of its average net assets and FMR paid all of the other expenses of each fund with limited exceptions.
FIMM is the funds' sub-adviser and has primary responsibility for managing their investments. FMR is responsible for providing other management services. FMR pays FIMM 50% of its management fee (before
expense reimbursements) for FIMM's services. FMR paid    FIMM and
    FMR Texas Inc., the predecessor company to FIMM, annualized fees
equal to 0.12%    and 0.10%, respectively     of Treasury Only
Portfolio's, 0.10%    and 0.10%, respectively     of Treasury
Portfolio's, 0.10%    and 0.10%, respectively     of Government
Portfolio's, 0.10%    and 0.10%, respectively     of Domestic
Portfolio's, 0.20%    and 0.10%, respectively     of Rated Money
Market Portfolio's, 0.10%    and 0.10%, respectively     of Money
Market Portfolio's, and 0.10%    and 0.10%, respectively     of
Tax-Exempt Portfolio's average net assets for the fiscal year ended March 31, 1998.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class I of the Taxable Funds. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for Class I of the Taxable Funds and maintains the general accounting records for each Taxable Fund.
For the fiscal year ended March 31, 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets)
   for the Taxable Funds     amounted to the following.
                                     Transfer Agency        Pricing and
                                     Fees Paid by           Bookkeeping
                                     Class I                Fees Paid by
                                                            Fund

Treasury Only    Portfolio               0.04    %   *          0.01    %*

Treasury    Portfolio                    0.03    %              0.01    %

Government    Portfolio                  0.03    %              0.01    %

Domestic    Portfolio                    0.04    %              0.01    %

Rated Money Market    Portfolio          0.03    %   *          0.02    %*

Money Market    Portfolio                0.02    %              0.01    %

   * ANNUALIZED
   UMB is the transfer and service agent for Tax-Exempt Portfolio. UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class I of Tax-Exempt Portfolio. UMB has also entered into a sub-agreement with FSC. FSC calculates the NAV and dividends for Class I of Tax-Exempt Portfolio and maintains the general accounting records for Tax-Exempt Portfolio. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by Class I of Tax-Exempt Portfolio.
For the fiscal year ended March 31, 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets)
   for Tax-Exempt Portfolio     amounted to the following.
                             Transfer Agency   Pricing and
                             Fees Paid by      Bookkeeping
                             Class I           Fees Paid by
                                               Fund

Tax-Exempt    Portfolio          0.03    %         0.01    %

Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Class I of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Class I shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the funds' Class I shares. Currently, the Board of Trustees of each fund has authorized such payments.
   YOUR ACCOUNT


If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
HOW TO BUY SHARES
THE PRICE TO BUY ONE SHARE of Class I is the class's NAV. Each fund is managed to keep its NAV stable at $1.00. Class I shares are sold without a sales charge.
Your shares will be purchased at the next NAV calculated after your order is received in proper form. Class I's NAV is normally calculated each business day at the time indicated in the table below.
   Fund                                 NAV Calculation Times
                                        (Eastern Time)

   Treasury Only Portfolio               2:00 p.m.

   Treasury Portfolio                    5:00 p.m.

   Government Portfolio                  5:00 p.m.

   Domestic Portfolio                    5:00 p.m.

   Rated Money Market Portfolio          5:00 p.m.

   Money Market Portfolio                3:00 p.m.

   Tax-Exempt Portfolio                  12:00 noon

Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt the management of a fund.
It is the responsibility of your investment professional to transmit
your order to buy shares to Fidelity before the clos   e     of
business on the day you place your order.
Share certificates are not available for Class I shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Investments
 P.O. Box 770002
 Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Place a purchase order and wire money into your account, or
(small solid bullet) Open an account by exchanging from the same class of any fund that is offered through this prospectus.
INVESTMENTS IN THE FUNDS MUST BE MADE USING THE FEDERAL RESERVE WIRE SYSTEM. Checks and Automated Clearing House payments will not be accepted as a means of investment.
For wiring information and instructions, you should call the investment professional through which you trade or if you trade directly through Fidelity, call Fidelity Client Services at 1-800-843-3001. There is no fee imposed by the funds for wire purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
All wires must be received in proper form by the transfer agent at the applicable fund's designated wire bank before the close of the Federal
Reserve Wire System on    the day of purchase.
You are advised to wire funds as early in the day as possible and to provide advance notice to Fidelity Client Services for large purchases.
MINIMUM INVESTMENTS
   TO OPEN AN ACCOUNT $1,000,000*
   MINIMUM BALANCE    $1,000,000
*THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY CLIENT SERVICES FOR MORE INFORMATION REGARDING THIS WAIVER.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
THE PRICE TO SELL ONE SHARE of Class I is the class's NAV.
Your shares will be sold at the next NAV calculated after your order is received in proper form. Class I's NAV is normally calculated
eac   h     business day at the times indicated in the table on page
       .
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of
busines   s     on the day you place your order.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000,000 worth of shares in the account to keep it open.
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions. You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to
Fidelity Client Services at the address shown on page    18    .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. There is no fee imposed by the funds for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received in proper form by the transfer agent before the NAV is calculated, redemption proceeds will normally be wired on that day.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
You are advised to place your trades as early in the day as possible, and to provide advance notice to Fidelity Client Services for large redemptions.
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services at 1-800-843-3001 if you need additional copies of financial reports, prospectuses or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with FIIOC for institutions that wish to open multiple accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following
month.    However    , dividends relating to Class I shares redeemed
   if you close your account     during the month    may     be
distributed on the day    your account is closed    . Each fund
reserves the right to limit this service.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Class I offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a wire for your dividend and capital gain distributions, if any.
Dividends will be reinvested at each fund's Class I NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt Portfolio earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from the Taxable Funds, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gains from each Taxable Fund are distributed as dividends and taxed as ordinary
income;        capital gain distributions, if any, are taxed as
long-term capital gains.
However, for shareholders of Tax-Exempt Portfolio, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
For the fiscal year ended March 31, 1998,    100    % of Treasury Only
Portfolio's   , 25.20    % of Treasury Portfolio's    and 18.44    %
of Government Portfolio's income distributions were derived from interest on U.S. Government securities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
A portion of Tax-Exempt Portfolio's dividends may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of Tax-Exempt Portfolio's income from each state to help you calculate your taxes.
During the fiscal year ended March 31, 1998,    100    % of Tax-Exempt
Portfolio's income dividends was free from federal income tax
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS        each day that the Federal
Reserve Bank of Kansas City (Kansas City Fed) (for Tax-Exempt
Portfolio    ) or the Federal Reserve Bank of New York (New York Fed)
(for the Taxable Funds), the NYSE and the principal bond markets (as
   recommended     by the Bond Market Association) are open. The
following holiday closings have been scheduled for 1998: New Year's
Day, Martin Luther King's Birthday,    Presidents' Day    , Good
Friday, Memorial Day, Independence Day    (observed)    , Labor Day,
Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the
future,    at any time the Kansas City Fed, the New York Fed or the
NYSE may modify its holiday schedule or the Bond Market Association may modify its recommendation.
To the extent that portfolio securities are traded in other markets on days when the Kansas City Fed or the New York Fed, the NYSE or the principal bond markets are closed, each class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
A CLASS'S NAV is the value of a single share. The NAV of Class I of each fund is computed by adding Class I's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Class I's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Class I, and dividing the result by the number of Class I shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY.
   Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity Client Services for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
EACH FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY   ,     you are
urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of large transactions.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) All of your purchases must be made by federal funds wire; checks will not be accepted for purchases.
(small solid bullet) If your wire is not received in proper form by
the close of the Federal Reserve Wire System    on the day of
purchase    , you could be liable for any losses or fees a fund or the transfer agent has incurred or for interest and penalties.
(small solid bullet) Shares begin to earn dividends on the day of purchase provided (i) you contact Fidelity Client Services and place
your order between 8:30 a.m. and the        following    times on page
     and (ii) the fund's designated wire bank receives the wire in proper form before the close of the Federal Reserve Wire System on that day.
   (small solid bullet) On any day the principal bond markets close early, as recommended by the Bond Market Association, or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for the Taxable Funds) close early, a class may advance the time on that day by which purchase orders must be placed so that shares earn dividends on the day of purchase.
       Fund                             Dividend     Times
                                     (Eastern Time)

Treasury Only    Portfolio            2:00 p.m.

Treasury    Portfolio                 5:00 p.m.

Government    Portfolio               5:00 p.m.

Domestic    Portfolio                 5:00 p.m.

Rated Money Market    Portfolio       5:00 p.m.

Money Market    Portfolio             3:00 p.m.

Tax-Exempt    Portfolio               12:00 noon

   The income declared for Treasury Portfolio, Government Portfolio, Domestic Portfolio and Rated Money Market Portfolio is based on estimates of net investment income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) Shares earn dividends through the day prior to the day of redemption. On any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for
the Taxable Funds) close early,    a class may set     a time after
which    shares     earn dividends through the day of redemption.
Under such circumstances, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet)    Redemptions may be suspended or payment dates
postponed when the NYSE is closed (other than weekends and holidays), when trading on the NYSE is restricted, or as permitted by the
SEC.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000,000 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class I shares of any fund offered through this prospectus at no charge for Class I shares of any other fund offered through this prospectus.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for
business by calling Fidelity Client Services at 1-800-843-3001   .
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed, and the name of the fund and class to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the
address on page    18    .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES   ,     Class I shares will
be redeemed at the next determined NAV after your order is received in proper form. Shares of the fund to be acquired will be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund    or class     you are exchanging into
must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund    or class    ,
read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Currently, there is no limit on the number of exchanges out of a fund.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
   This prospectus is printed on recycled paper using soy-based inks.
FIDELITY INSTITUTIONAL MONET MARKET FUNDS - CLASS II
FUNDS OF COLCHESTER STREET TRUST


 CROSS REFERENCE SHEET
Form N-1A Item Number
Part A   Prospectus Caption
1        Cover Page
2        Expenses
3 a      Financial Highlights
 b       *
 c       Performance
 d       Performance
4 a(i)   Charter
  (ii)   Investment Principles and Risks; Securities and Investment
         Practices
 b       Securities and Investment Practices
 c       Investment Principles and Risks; Securities and Investment
         Practices
5 a      Charter
 b(i)    Cover Page; FMR and Its Affiliates
 b(ii)   FMR and Its Affiliates; Charter; Breakdown of Expenses
 b(iii)  Expenses; Breakdown of Expenses
 c,d     Cover Page; Charter; Breakdown of Expenses; FMR and Its
         Affiliates
 e       Expenses
 f       Expenses
 g       Expenses; FMR and Its Affiliates
5A       *
6 a(i)  Charter
 a(ii) How to Buy Shares; How to Sell Shares; Transaction Details; Exchange Restrictions
 a(iii) *
 b      FMR and Its Affiliates
 c      Exchange Restrictions; Transaction Details
 d      *
 e Cover Page; How to Buy Shares; How to Sell Shares; Investor Services; Exchange Restrictions
 f,g    Dividends, Capital Gains, and Taxes
7 a     Charter; Cover Page
 b      How to Buy Shares; Transaction Details;Expenses
 c      *
 d      How to Buy Shares
 e      *
 f      Expenses; Breakdown of Expenses
8 How to Sell Shares; Investor Services; Transaction Details; Exchange Restrictions
9       *





* Not Applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio
   listing    , or a copy of the Statement of Additional Information
(SAI) dated    May 29, 1998    . The SAI has been filed with the
Securities and Exchange Commission (SEC) and is available along with
other related materials on the SEC's Internet Web    Site
(http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Client Services 82 Devonshire Street, Boston, MA 02109 at 1-800-843-3001, or your investment professional. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
   IMMII-PRO-0598
   702221
PROSPECTUS
FIDELITY
INSTITUTIONAL
MONEY MARKET
FUNDS
TREASURY ONLY
PORTFOLIO
CLASS II
(FUND NUMBER 542)
TREASURY PORTFOLIO
CLASS II
(FUND NUMBER 600)
GOVERNMENT
PORTFOLIO
CLASS II
(FUND NUMBER 604)
DOMESTIC PORTFOLIO
CLASS II
(FUND NUMBER 692)
RATED MONEY
MARKET PORTFOLIO
CLASS II
(FUND NUMBER 619)
MONEY MARKET
PORTFOLIO
CLASS II
(FUND NUMBER 541)
TAX-EXEMPT PORTFOLIO
CLASS II
(FUND NUMBER 544)
MAY 29, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS


KEY FACTS                 4   WHO MAY WANT TO INVEST

                          4   EXPENSES Class II's yearly operating
                              expenses.

                          6   FINANCIAL HIGHLIGHTS A summary of
                              each fund's financial data.

                          13  PERFORMANCE

THE FUNDS IN DETAIL       13  CHARTER How each fund is organized.

                          13  INVESTMENT PRINCIPLES AND RISKS Each
                              fund's overall approach to investing.

                          15  BREAKDOWN OF EXPENSES How
                              operating costs are calculated and what
                              they include.

YOUR ACCOUNT              17  HOW TO BUY SHARES Opening an
                              account and making additional
                              investments.

                          17  HOW TO SELL SHARES Taking money out
                              and closing your account.

                          18  INVESTOR SERVICES  Services to help you
                              manage your account.

SHAREHOLDER AND ACCOUNT   18  DIVIDENDS, CAPITAL GAINS, AND TAXES
POLICIES

                          19  TRANSACTION DETAILS Share price
                              calculations and the timing of purchases and redemptions.

                          19  EXCHANGE RESTRICTIONS

   KEY FACTS


WHO MAY WANT TO INVEST
Each fund offers institutional and corporate investors a convenient and economical way to invest in a professionally managed portfolio of money market instruments.
Each fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00. Each of
Treasury Only    Portfolio    , Treasury    Portfolio     and
Government    Portfolio     offers an added measure of safety with its
focus on U.S.    Government or Treasury     securities.
These funds do not constitute a balanced investment plan. However, because they emphasize stability, they could be well-suited for a portion of your investments.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class I shares do not have a sales charge and do not pay a distribution fee. Class II shares do not have a sales charge, but do pay a 0.15% distribution fee. Class III shares do not have a sales charge, but do pay a 0.25% distribution fee. Because Class I shares have no sales charge and do not pay a distribution fee, Class I shares are expected to have a higher total return than Class II and Class III shares. You may obtain more information about Class I and Class III shares, which are not offered through this prospectus, from your investment professional, or by calling Fidelity Client Services at 1-800-843-3001. Contact your investment professional to discuss which class is appropriate for you.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Class II shares of a fund.
Sales charge on purchases and              None
reinvested distributions

Deferred sales charge on redemptions       None

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR). In addition, each fund is responsible for certain other expenses.
12b-1 fees are paid by Class II of each fund to the distributor for services and expenses in connection with the distribution of Class II shares of each fund.
Class II's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of
Expenses" on page    16    ).
The following figures are based on historical expenses   ,
adjusted to reflect current fees, of Class    II     of each fund and
are calculated as a percentage of average net assets of Class II of
each    fund    .
   TREASURY ONLY PORTFOLIO
Management fee                0.20%

12b-1 fee (Distribution Fee)  0.15%

Other expenses                0.00%   A

Total operating expenses      0.35%A

   TREASURY PORTFOLIO
Management fee                0.20%

12b-1 fee (Distribution Fee)  0.15%

Other expenses                0.00%A

Total operating expenses      0.35%A

   GOVERNMENT PORTFOLIO
Management fee                0.20%

12b-1 fee (Distribution Fee)  0.15%

Other expenses                0.00%A

Total operating expenses      0.35%A

   DOMESTIC PORTFOLIO
Management fee                0.20%

12b-1 fee (Distribution Fee)  0.15%

Other expenses                0.00%A

Total operating expenses      0.35%A

   RATED MONEY MARKET PORTFOLIO
Management fee                0.20%

12b-1 fee (Distribution Fee)  0.15%

Other expenses                0.00%   A

Total operating expenses      0.35%A

   MONEY MARKET PORTFOLIO
Management fee                0.18%A

12b-1 fee (Distribution Fee)  0.15%

Other expenses                0.00%A

Total operating expenses      0.33%A

TAX-EXEMPT PORTFOLIO
Management fee                0.20%

12b-1 fee (Distribution Fee)  0.15%

Other expenses                0.00%A

Total operating expenses      0.35%A

   A AFTER EXPENSE REDUCTIONS.
EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Class II shares of a fund, assuming a 5% annual return and full redemption at the end of each time period.
   Total expenses shown below include any shareholder transaction expenses and Class II's annual operating expenses.
                     1               3             5             10
                            Year     Years         Years             Years

Treasury Only        $ 4             $ 11          $ 20       $    44

Treasury             $ 4             $ 11          $ 20       $    44

Government           $ 4             $ 11          $ 20       $    44

Domestic             $ 4             $ 11          $ 20       $    44

Rated Money Market   $ 4             $ 11          $ 20       $    44

   Money Market      $ 3             $ 11          $ 19       $    42

Tax-Exempt           $ 4             $ 11          $ 20       $    44

   THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY
VARY    .
FMR has voluntarily agreed to reimburse Class II of each fund to the
extent that total operating expenses    (excluding interest, taxes,
brokerage commissions, extraordinary expenses and 12b-1 fees)    , as
a percentage of its respective average net assets, exceed 0.20% (0.18%
for Money Market    Portfoli    o   )    . If these agreements were
not in effect, the management fee, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:

                              Management Fee  Other Expenses  Total Operating
                              Class II        Class II        Expenses
                                                              Class II

Treasury Only Portfolio           0.20%           0.11    %       0.46    %

Treasury Portfolio                0.20%           0.07    %       0.42    %

Government Portfolio              0.20%           0.12    %       0.47    %

Domestic Portfolio                0.20    %       0.21    %       0.56    %

Rated Money Market Portfolio      0.20    %       0.23%B          0.58    %

Money Market Portfolio            0.20    %       0.10    %       0.45    %

Tax-Exempt Portfolio              0.20    %       0.18    %       0.53    %


   B BASED ON ESTIMATED EXPENSES DUE TO CHANGE IN MANAGEMENT FEE RATE EFFECTIVE JANUARY 1, 1998.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio have been audited by Price Waterhouse LLP, independent accountants. The financial highlights tables that follow for Treasury Only
   Portfolio,     Rated Money Market    Portfolio     and Tax-Exempt
   Portfolio     have been audited by Coopers & Lybrand L.L.P.,
independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in the funds' Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact Fidelity Client Services (Client Services) for a free copy of the Annual Report or the SAI.
   TREASURY ONLY PORTFOLIO - CLASS II

   85.Selected Per-Share Data and Ratios

   86.Years ended March 31                                                  1998             1997             1996A

   87.Net asset value, beginning of period                                  $ 1.000          $ 1.000          $ 1.000

   88.Income from Investment Operations

   89. Net interest income                                                   .051             .049             .020

   90.Less Distributions

   91. From net interest income                                              (.051)           (.049)           (.020)

   92.Net asset value, end of period                                        $ 1.000          $ 1.000          $ 1.000

   93.Total returnB                                                          5.18%            5.01%            2.04%

   94.Net assets, end of period (000 omitted)                               $ 36,847         $ 56,502         $ 102

   95.Ratio of expenses to average net assets                                .35%C            .35%C            .35%C,E

   96.Ratio of expenses to average net assets after expense
reductions                                                                   .35%             .34%D            .35%E

   97.Ratio of net interest income to average net assets                     5.05%            4.94%            5.03%E


   F NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO
MARCH 31, 1996
   G TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.
   J ANNUALIZED
   TREASURY PORTFOLIO - CLASS II

   98.Selected Per-Share Data and Ratios

   99.Years ended March 31                                         1998              1997             1996A

   100.Net asset value, beginning of period                        $ 1.000           $ 1.000          $ 1.000

   101.Income from Investment Operations

   102. Net interest income                                         .053              .050             .021

   103.Less Distributions

   104. From net interest income                                    (.053)            (.050)           (.021)

   105.Net asset value, end of period                              $ 1.000           $ 1.000          $ 1.000

   106.Total returnB                                                5.40%             5.14%            2.14%

   107.Net assets, end of period (000 omitted)                     $ 410,383         $ 89,801         $ 40,470

   108.Ratio of expenses to average net assets                      .35%C             .35%C            .35%C,D

   109.Ratio of net interest income to average net assets           5.25%             5.01%            5.18%D


   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED
   GOVERNMENT PORTFOLIO - CLASS II

   110.Selected Per-Share Data and Ratios

   111.Years ended March 31                                        1998              1997              1996A

   112.Net asset value, beginning of period                        $ 1.000           $ 1.000           $ 1.000

   113.Income from Investment Operations

   114. Net interest income                                         .053              .051              .021

   115.Less Distributions

   116. From net interest income                                    (.053)            (.051)            (.021)

   117.Net asset value, end of period                              $ 1.000           $ 1.000           $ 1.000

   118.Total returnB                                                5.45%             5.22%             2.16%

   119.Net assets, end of period (000 omitted)                     $ 151,951         $ 108,636         $ 102

   120.Ratio of expenses to average net assets                      .35%C             .35%C             .35%C,D

   121.Ratio of net interest income to average net assets           5.32%             5.10%             5.33%D


   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED
   DOMESTIC PORTFOLIO - CLASS II

   122.Selected Per-Share Data and Ratios

   123.Years ended March 31                                        1998             1997            1996A

   124.Net asset value, beginning of period                        $ 1.000          $ 1.000         $ 1.000

   125.Income from Investment Operations

   126. Net interest income                                         .054             .051            .021

   127.Less Distributions

   128. From net interest income                                    (.054)           (.051)          (.021)

   129.Net asset value, end of period                              $ 1.000          $ 1.000         $ 1.000

   130.Total returnB                                                5.49%            5.24%           2.15%

   131.Net assets, end of period (000 omitted)                     $ 34,455         $ 4,235         $ 2,105

   132.Ratio of expenses to average net assets                      .35%C            .35%C           .35%C,D

   133.Ratio of net interest income to average net assets           5.36%            5.10%           5.20%D


   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED
   RATED MONEY MARKET PORTFOLIO - CLASS II

   134.Selected Per-Share Data and Ratios

   135.Years ended March 31                                        1998             1997             1996A

   136.Net asset value, beginning of period                        $ 1.000          $ 1.000          $ 1.000

   137.Income from Investment Operations

   138. Net interest income                                         .053             .051             .021

   139.Less Distributions

   140. From net interest income                                    (.053)           (.051)           (.021)

   141.Net asset value, end of period                              $ 1.000          $ 1.000          $ 1.000

   142.Total returnB                                                5.48%            5.23%            2.15%

   143.Net assets, end of period (000 omitted)                     $ 23,321         $ 14,166         $ 4,709

   144.Ratio of expenses to average net assets                      .35%C            .35%C            .35%C,D

   145.Ratio of net interest income to average net assets           5.37%            5.14%            5.06%D


   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED
   MONEY MARKET PORTFOLIO - CLASS II

   146.Selected Per-Share Data and Ratios

   147.Years ended March 31                                        1998             1997              1996A

   148.Net asset value, beginning of period                        $ 1.000          $ 1.000           $ 1.000

   149.Income from Investment Operations

   150. Net interest income                                         .054             .051              .022

   151.Less Distributions

   152. From net interest income                                    (.054)           (.051)            (.022)

   153.Net asset value, end of period                              $ 1.000          $ 1.000           $ 1.000

   154.Total returnB                                                5.52%            5.27%             2.17%

   155.Net assets, end of period (000 omitted)                     $ 85,990         $ 167,583         $ 64,200

   156.Ratio of expenses to average net assets                      .33%C            .33%C             .33%C,D

   157.Ratio of net interest income to average net assets           5.39%            5.16%             5.29%D


   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED
   TAX-EXEMPT PORTFOLIO - CLASS II

   158.Selected Per-Share Data and Ratios

   159.Years ended March 31                                        1998             1997             1996A

   160.Net asset value, beginning of period                        $ 1.000          $ 1.000          $ 1.000

   161.Income from Investment Operations

   162. Net interest income                                         .034             .032             .013

   163.Less Distributions

   164. From net interest income                                    (.034)           (.032)           (.013)

   165.Net asset value, end of period                              $ 1.000          $ 1.000          $ 1.000

   166.Total returnB                                                3.44%            3.25%            1.34%

   167.Net assets, end of period (000 omitted)                     $ 30,829         $ 60,247         $ 968

   168.Ratio of expenses to average net assets                      .35%C            .35%C            .35%C,D

   169.Ratio of net interest income to average net assets           3.41%            3.21%            3.17%D


   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at 1-800-843-3001.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each fund is a
diversified fund of    Colchester Street Trust    , an open-end
management investment company organized as a Delaware business trust
on    June 20, 1991.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced
executives who meet    periodically     throughout the year to oversee
the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance.
   The trustees serve as trustees for other Fidelity funds.     The
majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL    SHAREHOLDER     MEETINGS AND MAIL PROXY
MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about
the proposals to be voted on.    The number of votes you are entitled
to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs.
   Fidelity Investments Money Management, Inc. (FIMM), located in
Merrimack, New Hampshire,     has primary responsibility for providing
investment management services.
As of March 31,    1998,     FMR advised funds having approximately
36     million shareholder accounts with a total value of more than
$589     billion.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Class II of Treasury
Only    Portfolio,     Treasury    Portfolio    , Government
   Portfolio    , Domestic    Portfolio    , Rated Money Market
   Portfolio,     and Money Market    Portfolio     (the    Taxable
Funds    ). UMB Bank, n.a. (UMB) is the transfer agent for
Tax-Exempt    Portfolio    , and is located at 1010 Grand Avenue,
Kansas City, Missouri. UMB employs FIIOC to perform transfer agent servicing functions for Class II of Tax-Exempt Portfolio.
FMR Corp. is the ultimate parent company of FMR and    FIMM    .
Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of March 31, 1998, approximately 27.41% of Treasury Portfolio's
total outstanding shares were held by The Bank of New York    .
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
TREASURY ONLY    PORTFOLIO     seeks to earn a high level of current
income    while maintaining a stable $1.00 share price by investing in
high-quality, short-term securities.     The fund invests only in U.S.
Treasury securities. The fund does not enter into repurchase agreements or reverse repurchase agreements. The fund will invest in those securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
TREASURY    PORTFOLIO     seeks to earn a high level of current income
   while maintaining a stable $1.00 share price by investing in
high-quality, short-term securities.     The fund invests only in U.S.
Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
GOVERNMENT    PORTFOLIO     seeks to earn a high level of current
income    while maintaining a stable $1.00 share price by investing in
high-quality, short-term securities    . The fund invests only in U.S.
Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements.
DOMESTIC    PORTFOLIO     seeks to earn a high level of current income
   while maintaining a stable $1.00 share price by investing in
high-quality, short-term securities.     The fund invests only in the
highest-quality U.S. dollar-denominated money market securities of domestic issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
RATED MONEY MARKET    PORTFOLIO     seeks to earn a high level of
   current     income    while maintaining a stable $1.00 share price
by investing in high-quality, short-term securities.     The fund
invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
MONEY MARKET    PORTFOLIO     seeks to    earn a high level of current
income while maintaining a stable $1.00 share price by investing in
high-quality, short-term securities.     The fund invests only in the
highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
TAX-EXEMPT    PORTFOLIO     seeks to    earn a high level of current
income that is free from federal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types, including securities structured so that they
are eligible investments for the fund.     The fund invests in
municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the
highest rating category by FMR    and may invest in securities
structured so that they are eligible investments for the fund. FMR
n    ormally invests the fund's assets so that at least 80% of    the
fund's     income distributions is    free f    rom federal income
tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
   Each fund earns income at current money market rates. They stress preservation of capital, liquidity, and income (tax-free income in the case of Tax-Exempt Portfolio) and do not seek the higher yields or capital appreciation that more aggressive investments may provide. Each fund's yield will vary from day to day, and generally reflects current short-term interest rates and other market conditions.
   It is important to note that neither the funds' share prices nor their yields are insured or guaranteed by the U.S. Government. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help
   the     fund achieve its goal. Fund holdings are detailed in each
fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-843-3001.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates.
Money market securities    may be structured to be     or    may
    employ a trust or    other form     so that they are eligible
investments for money market funds. If    a     structure    fails to
function     as intended, adverse tax or investment consequences may
result.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those
relating     to education,    health care,     housing,
transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
   RESTRICTIONS    : A fund may not purchase a security if, as a
result, more than 10% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: Each of Domestic    Portfolio,     Rated Money Market
Portfolio     and Money Market    Portfolio     will invest more than
25% of its total assets in the financial services industry.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Tax-Exempt    Portfolio     will not invest in a money
market fund. Tax-Exempt    Portfolio     does not currently intend to
invest in repurchase agreements. Treasury Only    Portfolio,
Treasury    Portfolio    , Government    Portfolio, D    omestic
   Portfolio    , Rated Money Market    Portfolio,     and Money
Market    Portfolio     do not currently intend to invest in a money
market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each of Domestic    Portfolio    , Rated Money Market
   Portfoli    o and Money Market    Portfolio     may not invest more
than 5% of their total assets in any one issuer, except that each fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
With respect to 75% of its total assets, Tax-Exempt    Portfolio
may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
Tax-Exempt    Portfolio     may invest more than 25% of its total
assets in tax-free securities that finance similar types of projects. BORROWING. Each fund may borrow from banks or from other funds advised
by FMR    or its affiliates    , or through reverse repurchase
agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Each of Government    Portfolio    , Domestic
   Portfolio    , Rated Money Market    Portfolio    , and Money
Market    Portfolio     may borrow only for temporary or emergency
purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Each of Treasury Only
   Portfolio,     Treasury    Portfolio     and Tax-Exempt
   Portfolio     may borrow only for temporary or emergency purposes,
but not in an amount exceeding 331/3% of its total assets.
LENDING A fund may lend money to other funds advised by FMR    or its
affiliates    .
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a
fund's total assets. Treasury Only    Portfolio    , Treasury
   Portfolio    , Government    Portfolio    , and Tax-Exempt
   Portfolio     do not lend money to other funds advised by FMR.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Treasury Only    Portfolio     seeks as high a level of current income
as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.
Each of Treasury    Portfolio,     Government    Portfolio    ,
Domestic    Portfolio,     Rated Money Market    Portfolio    , and
Money Market    Portfolio     seeks to obtain as high a level of
current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Tax-Exempt    Portfolio     seeks to obtain as high a level of
interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.
With respect to 75% of its total assets, Tax-Exempt    Portfolio
    may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of any one issuer.
This limitation does not apply to U.S. Government securities    or to
securities of other investment companies.
Each of Domestic    Portfolio    , Rated Money Market    Portfolio
and Money Market    Portfolio     will invest more than 25% of its
total assets in obligations of companies in the financial services industry.
Each of Government    Portfolio    , Domestic    Portfolio    , Rated
Money Market    Portfolio     and Money Market    Portfolio     may
borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Tax-Exempt Portfolio may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER
EXPENSES, which are explained on page    16    .
   FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
   The management fee is calculated and paid to FMR every month. Each fund pays a fee at an annual rate of 0.20% of its average net assets.
   Prior to May 31, 1997 and January 1, 1998, Treasury Only Portfolio and Rated Money Market Portfolio, respectively, each paid FMR a management fee at an annual rate of 0.42% of its average net assets and FMR paid all of the other expenses of each fund with limited exceptions.
   FIMM is the funds' sub-adviser and has primary responsibility for managing their investments. FMR is responsible for providing other management services. FMR pays FIMM 50% of its management fee (before expense reimbursements) for FIMM's services. FMR paid FIMM and FMR Texas Inc., the predecessor company to FIMM, annualized fees equal to 0.12% and 0.10%, respectively of Treasury Only Portfolio's, 0.10% and 0.10%, respectively of Treasury Portfolio's, 0.10% and 0.10%, respectively of Government Portfolio's, 0.10% and 0.10%, respectively of Domestic Portfolio's, 0.20% and 0.10%, respectively of Rated Money Market Portfolio's, 0.10% and 0.10%, respectively of Money Market
Portfolio's, and 0.10% and 0.10%, respectively o    f Tax-Exempt
Portfolio's average net assets for the fiscal year ended March 31,
1998.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder
servicing functions for Class II of    the Taxable Funds    . Fidelity
Service Company, Inc. (FSC) calculates the net asset value per share
(NAV) and dividends for Class II of    the Taxable Funds     and
maintains the general accounting records for each    Taxable Fund.
   For the fiscal year ended March 31, 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) for the Taxable Funds amounted to the following.

                                     Transfer              Pricing and
                                     Agency                Bookkeeping
                                     Fees Paid             Fees Paid by
                                     by Class II           Fund

Treasury Only    Portfolio              0.03    %   *         0.01    %   *

Treasury    Portfolio                   0.03    %             0.01    %

Government    Portfolio                 0.03    %             0.00    %

Domestic    Portfolio                   0.05    %             0.01    %

Rated Money Market    Portfolio         0.00    %   *         0.02    %   *

Money Market    Portfolio               0.02    %             0.01    %


   * ANNUALIZED
   UMB is the transfer and service agent for Tax-Exempt Portfolio. UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class II of Tax-Exempt Portfolio. UMB has also entered into a sub-agreement with FSC. FSC calculates the NAV and dividends for Class II of Tax-Exempt Portfolio and maintains the general accounting records for Tax-Exempt Portfolio. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by
    Class II of Tax-Exempt Portfolio.
   For the fiscal year ended March 31, 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) for Tax-Exempt Portfolio amounted to the following.
                             Transfer Agency   Pricing and
                             Fees Paid by      Bookkeeping
                             Class II          Fees Paid by
                                               Fund

Tax-Exempt    Portfolio         0.03    %         0.01    %

   Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Class II of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class II of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class II shares. Class II of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.15% of its average net assets throughout the month.
The    Class II     plans specifically recognize that FMR may make
payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of Class II shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of Class II shares. Currently, the Board of Trustees of each fund has authorized such payments.
   YOUR ACCOUNT


If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
HOW TO BUY SHARES
THE PRICE TO BUY ONE SHARE of Class II is the class's NAV. Each fund is managed to keep its NAV stable at $1.00. Class II shares are sold without a sales charge.
Your shares will be purchased at the next NAV calculated after your
order is received    in proper form    . Class II's NAV is normally
calculated each business day at the time indicated in the table below.
       Fund                          NAV Calculation
                                     Times
                                     (Eastern Time)

   Treasury Only Portfolio               2:00 p.m.

   Treasury Portfolio                    5:00 p.m.

   Government Portfolio                  5:00 p.m.

   Domestic Portfolio                    5:00 p.m.

   Rated Money Market Portfolio          5:00 p.m.

   Money Market Portfolio                3:00 p.m.

   Tax-Exempt Portfolio                  12:00 noon

Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions"
on page    21    . Purchase orders may be refused if, in FMR's
opinion, they would disrupt the management of a fund.
It is the responsibility of your investment professional to transmit
your order to buy shares to Fidelity before the    close of business
    on the day you place your order.
   Share certificates are not available for Class II shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Investments
 P.O. Box 770002
 Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Place a purchase order and wire money into your account, or
(small solid bullet) Open an account by exchanging from the same class of any fund that is offered through this prospectus.
INVESTMENTS IN THE FUNDS MUST BE MADE USING THE FEDERAL RESERVE WIRE SYSTEM. Checks and Automated Clearing House payments will not be accepted as a means of investment.
For wiring information and instructions, you should call the investment professional through which you trade or if you trade
directly through Fidelity, call Fidelity Client Services    at
1-800-843-3001.     There is no fee imposed by the funds for wire
purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
All wires must be received    in proper form     by the transfer agent
at the applicable fund's designated wire bank before the close of the
Federal Reserve Wire System on    the day of purchase.
You are advised to wire funds as early in the day as possible and to
provide advance notice to Fidelity Client Services for    large
purchases.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $1,000,000*
MINIMUM BALANCE    $1,000,000
* THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY CLIENT SERVICES FOR MORE INFORMATION REGARDING THIS WAIVER.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
       THE PRICE TO SELL ONE SHARE    of Class II is the class's
NAV.
Your shares will be sold at the next NAV calculated after your order
is received    in proper form    . Class II's NAV is normally
calculated    each business day     at the times indicated in the
table on page        .
It is the responsibility of your investment professional to transmit
your order to sell shares to Fidelity before the    close of
business     on the day you place your order.
       IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at
least $1,000,000 worth of shares in the account to keep it open.
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions. You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to
Fidelity Client Services at the address shown on page    38    .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. There is no fee imposed by the funds for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is
received    in proper form     by the transfer agent before the NAV is
calculated, redemption proceeds will normally be wired on that day.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
You are advised to place your trades as early in the day as possible, and to provide advance notice to Fidelity Client Services for
   large     redemptions.
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services at 1-800-843-3001 if you need additional copies of financial reports, prospectuses or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been
arranged with    FIIOC     for institutions that wish to open multiple
accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. However, dividends relating to Class II shares redeemed if
you close yo    ur account during the    month may be distributed on
the day your a    ccount is closed. Each fund reserves the right to
limit this service.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Class II offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a wire for your dividend and capital gain distributions, if any.
Dividends will be reinvested at each fund's Class II NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt
   Portfolio     earns is distributed to shareholders as income
dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from the Taxable Funds, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital    gains
from each Taxable Fund are distributed as dividends and taxed as
   ordinary income    ; capital gain distributions, if any, are taxed
as long-term capital gains.
However, for shareholders of Tax-Exempt    Portfolio    , gain on the
sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
For the fiscal year ended March 31,    1998, 100% of Treasury Only
Portfolio's, 25.20% of Treasury Portfolio's and 18.44% of Government
Portfolio's,     income distributions were derived from interest on
U.S. Government securities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January,    Fidelity     will send you and the IRS a statement
showing the    tax characterization     of distributions paid to you
in the previous year.
A portion of Tax-Exempt    Portfolio's     dividends may be free from
state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a
breakdown of Tax-Exempt    Portfolio's     income from each state to
help you calculate your taxes.
During the fiscal year ended March 31,    1998, 100% of Tax-Exempt
Portfolio's     income dividends was free from federal income tax
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS each day that the Federal Reserve Bank
of Kansas City (Kansas City Fed) (for Tax-Exempt    Portfolio    ) or
the Federal Reserve Bank of New York (New York Fed) (for the Taxable
Funds), the NYSE    and the principal bond markets (as recommended by
the Bond Market Association)     are open. The following holiday
closings have been scheduled for 1998: New Year's Day, Martin Luther
King's Birthday,    Presidents' Day    , Good Friday, Memorial Day,
Independence Day    (observed)    , Labor Day, Columbus Day, Veterans
Day, Thanksgiving Day, and Christmas Day. Although FMR expects the
same holiday schedule to be observed in the future,    at any time the
Kansas City Fed, the New York Fed or the NYSE may modify its holiday schedule or the Bond Market Association may modify its recommendation.
To the extent that portfolio securities are traded in other markets on
days when the Kansas City Fed or the New York Fed, the NYSE    or the
principal bond markets are     closed, each class's NAV may be
affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
A CLASS'S NAV is the value of a single share. The NAV of Class II of each fund is computed by adding Class II's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Class II's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Class II, and dividing the result by the number of Class II shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE OR
ELECTRONICALLY    . Fidelity will not be responsible for any losses
resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the
   investor    . Fidelity will request personalized security codes or
other information, and may also record calls.    For transactions
conducted through the Internet, Fidelity recommends the use of an
Internet browser with 128-bit encryption.     You should verify the
accuracy of your confirmation statements immediately after you
   receive them    . If you do not want the ability to redeem and
exchange by telephone, call Fidelity Client Services for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
EACH FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify
Fidelity Client Services in advance of    large     transactions.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased
at the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) All of your purchases must be made by federal funds wire; checks will not be accepted for purchases.
(small solid bullet) If your wire is not received    in proper
form     by the close of the Federal Reserve Wire System on the day
   of     purchase, you could be liable for any losses or fees a fund or the transfer agent has incurred or for interest and penalties.
(small solid bullet)    Shares begin to earn dividends on the day of
purchase provided (i) you contact Fidelity Client Services and place your order between 8:30 a.m. and the following times on page and (ii) the fund's designated wire bank receives the wire in proper form before the close of the Federal Reserve Wire System on that day.
(small solid bullet)    On any day that the principal bond markets
close early, as recommended by the Bond Market Association, or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for the Taxable Funds) close early, a class may advance the time on that day by which purchase orders must be placed so that shares earn dividends on the day of purchase.
Fund                          Dividend Times
                              (Eastern Time)

Treasury Only Portfolio        2:00 p.m.

Treasury Portfolio             5:00 p.m.

Government Portfolio           5:00 p.m.

Domestic Portfolio             5:00 p.m.

Rated Money Market Portfolio   5:00 p.m.

Money Market Portfolio         3:00 p.m.

Tax-Exempt Portfolio           12:00 noon

The income declared for Treasury    Portfolio    , Government
   Portfolio    , Domestic    Portfolio     and Rated Money Market
   Portfolio is based on estimates of net investment income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) Shares earn dividends through the day prior to
the day of redemption.    On any day that the principal bond markets
close early (as recommended by the Bond Market Association) or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for the Taxable Funds) close early, a class may set a time after which shares earn dividends through the day of redemption. Under such circumstances, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet)    Redemptions may be suspended or payment dates
postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the
SEC.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000,000 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class II shares of any fund offered through this prospectus at no charge for Class II shares of any other fund offered through this prospectus.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at 1-800-843-3001.
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed, and the name of the fund and class to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the
address on page    38    .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Class II shares will be
redeemed at the next determined NAV after your order is received    in
proper form    . Shares of the fund to be acquired will be purchased
at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet)    Currently, there is no limit on the number of
exchanges out of a fund.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

This prospectus is printed on recycled paper using soy-based inks. FIDELITY INSTITUTIONAL MONET MARKET FUNDS - CLASS III
FUNDS OF COLCHESTER STREET TRUST


 CROSS REFERENCE SHEET
Form N-1A Item Number
Part A   Prospectus Caption
1        Cover Page
2        Expenses
3 a      Financial Highlights
 b       *
 c       Performance
 d       Performance
4 a(i)   Charter
  (ii)   Investment Principles and Risks; Securities and Investment
         Practices
 b       Securities and Investment Practices
 c       Investment Principles and Risks; Securities and Investment
         Practices
5 a      Charter
 b(i)    Cover Page; FMR and Its Affiliates
 b(ii)   FMR and Its Affiliates; Charter; Breakdown of Expenses
 b(iii)  Expenses; Breakdown of Expenses
 c,d     Cover Page; Charter; Breakdown of Expenses; FMR and Its
         Affiliates
 e       Expenses
 f       Expenses
 g       Expenses; FMR and Its Affiliates
5A       *
6 a(i)   Charter
 a(ii) How to Buy Shares; How to Sell Shares; Transaction Details; Exchange Restrictions
 a(iii)  *
 b       FMR and Its Affiliates
 c       Exchange Restrictions; Transaction Details
 d       *
 e Cover Page; How to Buy Shares; How to Sell Shares; Investor Services; Exchange Restrictions
 f,g     Dividends, Capital Gains, and Taxes
7 a      Charter; Cover Page
 b       How to Buy Shares; Transaction Details;Expenses
 c       *
 d       How to Buy Shares
 e       *
 f       Expenses; Breakdown of Expenses
8        How to Sell Shares; Investor Services; Transaction Details;
         Exchange Restrictions
9        *





* Not Applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio
   listing    , or a copy of the Statement of Additional Information
(SAI) dated    May 29, 1998    . The SAI has been filed with the
Securities and Exchange Commission (SEC) and is available along with
other related materials on the SEC's Internet Web    Site
(http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Client Services 82 Devonshire Street, Boston, MA 02109 at 1-800-843-3001, or your investment professional. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
   IMMIII-PRO-0598
   702323
PROSPECTUS
FIDELITY
INSTITUTIONAL
MONEY MARKET
FUNDS
TREASURY ONLY
PORTFOLIO
CLASS III
(FUND NUMBER 543)
TREASURY PORTFOLIO
CLASS III
(FUND NUMBER 696)
GOVERNMENT
PORTFOLIO
CLASS III
(FUND NUMBER 657)
DOMESTIC PORTFOLIO
CLASS III
(FUND NUMBER 691)
RATED MONEY
MARKET PORTFOLIO
CLASS III
(FUND NUMBER 652)
MONEY MARKET
PORTFOLIO
CLASS III
(FUND NUMBER 659)
TAX-EXEMPT
PORTFOLIO
CLASS III
(FUND NUMBER 684)
MAY 29, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS


KEY FACTS                 2   WHO MAY WANT TO INVEST

                          3   EXPENSES CLASS III'S YEARLY OPERATING
                              EXPENSES.

                          6   FINANCIAL HIGHLIGHTS A SUMMARY OF
                              EACH FUND'S FINANCIAL DATA.

                          13  PERFORMANCE

THE FUNDS IN DETAIL       13  CHARTER HOW EACH FUND IS ORGANIZED.

                          13  INVESTMENT PRINCIPLES AND RISKS EACH
                              FUND'S OVERALL APPROACH TO INVESTING.

                          16  BREAKDOWN OF EXPENSES HOW
                              OPERATING COSTS ARE CALCULATED AND WHAT
                              THEY INCLUDE.

YOUR ACCOUNT              17  HOW TO BUY SHARES OPENING AN
                              ACCOUNT AND MAKING ADDITIONAL
                              INVESTMENTS.

                          18  HOW TO SELL SHARES TAKING MONEY OUT
                              AND CLOSING YOUR ACCOUNT.

                          18  INVESTOR SERVICES  SERVICES TO HELP YOU
                              MANAGE YOUR ACCOUNT.

SHAREHOLDER AND ACCOUNT   18  DIVIDENDS, CAPITAL GAINS, AND TAXES
POLICIES

                          19  TRANSACTION DETAILS SHARE PRICE
                              CALCULATIONS AND THE TIMING OF PURCHASES
                              AND REDEMPTIONS.

                          20  EXCHANGE RESTRICTIONS

KEY FACTS


WHO MAY WANT TO INVEST
Each fund offers institutional and corporate investors a convenient and economical way to invest in a professionally managed portfolio of money market instruments.
Each fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00. Each of
Treasury Only    Portfolio    , Treasury    Portfolio     and
Government    Portfolio     offers an added measure of safety with its
focus on    U.S. Government     or Treasury securities.
These funds do not constitute a balanced investment plan. However, because they emphasize stability, they could be well-suited for a portion of your investments.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class I shares do not have a sales charge and do not pay a distribution fee. Class II shares do not have a sales charge, but do pay a 0.15% distribution fee. Class III shares do not have a sales charge, but do pay a 0.25% distribution fee. Because Class I shares have no sales charge and do not pay a distribution fee, Class I shares are expected to have a higher total return than Class II and Class III shares. You may obtain more information about Class I and Class II shares, which are not offered through this prospectus, from your investment professional, or by calling Fidelity Client Services at 1-800-843-3001. Contact your investment professional to discuss which class is appropriate for you.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Class III shares of a fund.
SALES CHARGE ON PURCHASES AND              NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE ON REDEMPTIONS       NONE

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR). In addition, each fund is responsible for certain other expenses.
12b-1 fees are paid by Class III of each fund to the distributor for services and expenses in connection with the distribution of Class III shares of each fund
Class III's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses   ,
adjusted to reflect current fees, of Class III of each fund and are calculated as a percentage of average net assets of Class III of each fund.
   TREASURY ONLY PORTFOLIO
   MANAGEMENT FEE                       0.20%

   12B-1 FEE (DISTRIBUTION FEE)         0.25%

   OTHER EXPENSES                       0.00%A

   TOTAL OPERATING EXPENSES             0.45%A

   TREASURY PORTFOLIO
   MANAGEMENT FEE                       0.20%

   12B-1 FEE (DISTRIBUTION FEE)         0.25%

   OTHER EXPENSES                       0.00%A

   TOTAL OPERATING EXPENSES             0.45%A

   GOVERNMENT PORTFOLIO
   MANAGEMENT FEE                       0.20%

   12B-1 FEE (DISTRIBUTION FEE)         0.25%

   OTHER EXPENSES                       0.00%A

   TOTAL OPERATING EXPENSES             0.45%A

   DOMESTIC PORTFOLIO
   MANAGEMENT FEE                       0.20%

   12B-1 FEE (DISTRIBUTION FEE)         0.25%

   OTHER EXPENSES                       0.00%A

   TOTAL OPERATING EXPENSES             0.45%A

   RATED MONEY MARKET PORTFOLIO
   MANAGEMENT FEE                       0.20%

   12B-1 FEE (DISTRIBUTION FEE)         0.25%

   OTHER EXPENSES                       0.00%A

   TOTAL OPERATING EXPENSES             0.45%A

   MONEY MARKET PORTFOLIO
   MANAGEMENT FEE                       0.18%A

   12B-1 FEE (DISTRIBUTION FEE)         0.25%

   OTHER EXPENSES                       0.00%A

   TOTAL OPERATING EXPENSES             0.43%A

   TAX-EXEMPT PORTFOLIO
   MANAGEMENT FEE                       0.20%

   12B-1 FEE (DISTRIBUTION FEE)         0.25%

   OTHER EXPENSES                       0.00%A

   TOTAL OPERATING EXPENSES             0.45%A

   A AFTER EXPENSE REDUCTIONS.
   EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Class III shares of a fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include any shareholder transaction expenses and Class III's annual operating expenses.

                              1 YEAR         3 YEARS         5 YEARS         10 YEARS

   TREASURY ONLY              $ 5            $ 14            $ 25            $ 57

   TREASURY                   $ 5            $ 14            $ 25            $ 57

   GOVERNMENT                 $ 5            $ 14            $ 25            $ 57

   DOMESTIC                   $ 5            $ 14            $ 25            $ 57

   RATED MONEY MARKET         $ 5            $ 14            $ 25            $ 57

   MONEY MARKET               $ 4            $ 14            $ 24            $ 54

   TAX-EXEMPT                 $ 5            $ 14            $ 25            $ 57


THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. FMR has voluntarily agreed to reimburse Class III of each fund to the
extent that total operating expenses    (excluding interest, taxes,
brokerage commissions, extraordinary expenses and 12b-1 fees)    , as
a percentage of its respective average net assets, exceed 0.20% (0.18%
for Money Market    Portfolio)    . If these agreements were not in
effect, the management fee, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:

                              MANAGEMENT FEE  OTHER EXPENSES  TOTAL OPERATING
                              CLASS III       CLASS III       EXPENSES
                                                              CLASS III

TREASURY ONLY PORTFOLIO           0.20    %       0.14    %       0.59    %

TREASURY PORTFOLIO                0.20    %       0.05    %       0.50    %

GOVERNMENT PORTFOLIO              0.20    %       0.12    %       0.57    %

DOMESTIC PORTFOLIO                0.20    %       0.11    %       0.56    %

RATED MONEY MARKET PORTFOLIO      0.20    %       0.23    %B      0.68    %

MONEY MARKET PORTFOLIO            0.20    %       0.07    %       0.52    %

TAX-EXEMPT PORTFOLIO              0.20    %       0.17    %       0.62    %


   B BASED ON ESTIMATED EXPENSES DUE TO CHANGE IN MANAGEMENT FEE RATE EFFECTIVE JANUARY 1, 1998.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Treasury
   Portfolio    , Government    Portfolio    , Domestic
   Portfolio     and Money Market    Portfolio     have been audited
by Price Waterhouse LLP, independent accountants. The financial
highlights tables that follow for Treasury Only    Portfolio    ,
Rated Money Market    Portfolio     and Tax-Exempt    Portfolio
have been audited by Coopers & Lybrand L.L.P., independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in the funds' Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact Fidelity Client Services (Client Services) for a free copy of the Annual Report or the SAI.
   TREASURY ONLY PORTFOLIO - CLASS III

   1.SELECTED PER-SHARE DATA AND RATIOS                                             2.               3.

   4.YEARS ENDED MARCH 31                                         1998              1997             1996A

   5.NET ASSET VALUE, BEGINNING OF PERIOD                         $ 1.000           $ 1.000          $ 1.000

   6.INCOME FROM INVESTMENT OPERATIONS

   7. NET INTEREST INCOME                                          .050              .048             .020

   8.LESS DISTRIBUTIONS

   9. FROM NET INTEREST INCOME                                     (.050)            (.048)           (.020)

   10.NET ASSET VALUE, END OF PERIOD                              $ 1.000           $ 1.000          $ 1.000

   11.TOTAL RETURNB                                                5.07%             4.90%            2.00%

   12.NET ASSETS, END OF PERIOD (000 OMITTED)                     $ 100,465         $ 36,006         $ 4,097

   13.RATIO OF EXPENSES TO AVERAGE NET ASSETS                      .45%C             .45%C            .45%C,D

   14.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS           4.96%             4.82%            4.86%D


   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED
   TREASURY PORTFOLIO - CLASS III



   15.SELECTED PER-SHARE DATA AND
RATIOS

   16.YEARS ENDED MARCH 31                    1998            1997            1996            1995            1994A

   17.NET ASSET VALUE, BEGINNING OF
PERIOD                                        $ 1.000         $ 1.000         $ 1.000         $ 1.000         $ 1.000

   18.INCOME FROM INVESTMENT OPERATIONS

   19. NET INTEREST INCOME                     .052            .049            .054            .044            .012

   20.LESS DISTRIBUTIONS

   21. FROM NET INTEREST INCOME                (.052)          (.049)          (.054)          (.044)          (.012)

   22.NET ASSET VALUE, END OF PERIOD          $ 1.000         $ 1.000         $ 1.000         $ 1.000         $ 1.000

   23.TOTAL RETURNB                            5.29%           5.03%           5.50%           4.45%           1.21%

   24.NET ASSETS, END OF PERIOD (IN
MILLIONS)                                     $ 2,999         $ 3,624         $ 1,435         $ 586           $ 5

   25.RATIO OF EXPENSES TO AVERAGE NET
ASSETS                                         .45%C           .45%C           .46%C           .50%C           .50%C,D

   26.RATIO OF NET INTEREST INCOME TO
AVERAGE NET                                    5.17%           4.93%           5.28%           4.91%           2.69%D
   ASSETS


   A OCTOBER 22, 1993 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO
MARCH 31, 1994
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED
   GOVERNMENT PORTFOLIO - CLASS III



   27.SELECTED PER-SHARE DATA AND RATIOS

   28.YEARS ENDED MARCH 31                              1998              1997              1996              1995A

   29.NET ASSET VALUE, BEGINNING OF PERIOD              $ 1.000           $ 1.000           $ 1.000           $ 1.000

   30.INCOME FROM INVESTMENT OPERATIONS

   31. NET INTEREST INCOME                               .052              .050              .054              .045

   32.LESS DISTRIBUTIONS

   33. FROM NET INTEREST INCOME                          (.052)            (.050)            (.054)            (.045)

   34.NET ASSET VALUE, END OF PERIOD                    $ 1.000           $ 1.000           $ 1.000           $ 1.000

   35.TOTAL RETURNB                                      5.34%             5.11%             5.58%             4.57%

   36.NET ASSETS, END OF PERIOD (000 OMITTED)           $ 674,582         $ 658,964         $ 194,489         $ 40,516

   37.RATIO OF EXPENSES TO AVERAGE NET ASSETS            .45%C             .45%C             .45%C             .43%C,D

   38.RATIO OF NET INTEREST INCOME TO AVERAGE NET
ASSETS                                                   5.21%             5.00%             5.30%             5.13%D


   A APRIL 4, 1994 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH
31, 1995
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED
   DOMESTIC PORTFOLIO - CLASS III



   39.SELECTED PER-SHARE DATA AND RATIOS

   40.YEARS ENDED MARCH 31                                1998             1997              1996             1995A

   41.NET ASSET VALUE, BEGINNING OF PERIOD                $ 1.000          $ 1.000           $ 1.000          $ 1.000

   42.INCOME FROM INVESTMENT OPERATIONS

   43. NET INTEREST INCOME                                 .053             .050              .054             .035

   44.LESS DISTRIBUTIONS

   45. FROM NET INTEREST INCOME                            (.053)           (.050)            (.054)           (.035)

   46.NET ASSET VALUE, END OF PERIOD                      $ 1.000          $ 1.000           $ 1.000          $ 1.000

   47.TOTAL RETURNB                                        5.38%            5.13%             5.56%            3.51%

   48.NET ASSETS, END OF PERIOD (000 OMITTED)             $ 73,298         $ 121,709         $ 47,396         $ 26,545

   49.RATIO OF EXPENSES TO AVERAGE NET ASSETS              .45%C            .45%C             .47%C            .50%C,D

   50.RATIO OF NET INTEREST INCOME TO AVERAGE NET
ASSETS                                                     5.26%            5.02%             5.40%            5.14%D


   A JULY 19, 1994 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH
31, 1995
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED
   RATED MONEY MARKET PORTFOLIO - CLASS III

   51.SELECTED PER-SHARE DATA AND RATIOS

   52.YEARS ENDED MARCH 31                                        1998             1997             1996A

   53.NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.000          $ 1.000          $ 1.000

   54.INCOME FROM INVESTMENT OPERATIONS

   55. NET INTEREST INCOME                                         .052             .050             .021

   56.LESS DISTRIBUTIONS

   57. FROM NET INTEREST INCOME                                    (.052)           (.050)           (.021)

   58.NET ASSET VALUE, END OF PERIOD                              $ 1.000          $ 1.000          $ 1.000

   59.TOTAL RETURNB                                                5.38%            5.12%            2.11%

   60.NET ASSETS, END OF PERIOD (000 OMITTED)                     $ 75,380         $ 16,651         $ 1,610

   61.RATIO OF EXPENSES TO AVERAGE NET ASSETS                      .45%C            .45%C            .45%C,D

   62.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS           5.29%            5.03%            5.01%D


   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED
   MONEY MARKET PORTFOLIO - CLASS III



   63.SELECTED PER-SHARE DATA AND
RATIOS

   64.YEARS ENDED MARCH 31            1998              1997              1996              1995              1994A

   65.NET ASSET VALUE, BEGINNING
OF PERIOD                             $ 1.000           $ 1.000           $ 1.000           $ 1.000           $ 1.000

   66.INCOME FROM INVESTMENT
OPERATIONS

   67. NET INTEREST INCOME             .053              .050              .055              .046              .011

   68.LESS DISTRIBUTIONS

   69. FROM NET INTEREST
INCOME                                 (.053)            (.050)            (.055)            (.046)            (.011)

   70.NET ASSET VALUE, END OF
PERIOD                                $ 1.000           $ 1.000           $ 1.000           $ 1.000           $ 1.000

   71.TOTAL RETURNB                    5.41%             5.17%             5.61%             4.66%             1.08%

   72.NET ASSETS, END OF PERIOD
(000 OMITTED)                         $ 487,808         $ 444,048         $ 229,530         $ 457,286         $ 89,463

   73.RATIO OF EXPENSES TO AVERAGE
NET ASSETS                             .43%C             .43%C             .45%C             .50%C             .50%C,D

   74.RATIO OF NET INTEREST INCOME
TO AVERAGE NET                         5.28%             5.06%             5.46%             4.94%             2.83%D
   ASSETS


   A NOVEMBER 17, 1993 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1994
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED
   TAX-EXEMPT PORTFOLIO - CLASS III

   75.SELECTED PER-SHARE DATA AND RATIOS

   76.YEARS ENDED MARCH 31                                        1998             1997             1996A

   77.NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.000          $ 1.000          $ 1.000

   78.INCOME FROM INVESTMENT OPERATIONS

   79. NET INTEREST INCOME                                         .033             .031             .013

   80.LESS DISTRIBUTIONS

   81. FROM NET INTEREST INCOME                                    (.033)           (.031)           (.013)

   82.NET ASSET VALUE, END OF PERIOD                              $ 1.000          $ 1.000          $ 1.000

   83.TOTAL RETURNB                                                3.34%            3.14%            1.30%

   84.NET ASSETS, END OF PERIOD (000 OMITTED)                     $ 37,272         $ 26,313         $ 988

   85.RATIO OF EXPENSES TO AVERAGE NET ASSETS                      .45%C            .45%C            .45%C,D

   86.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS           3.28%            3.09%            3.00%D


   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at 1-800-843-3001.

THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each fund is a
diversified fund of    Colchester Street Trust    , an open-end
management investment company organized as a Delaware business trust
on    June 20, 1991    .
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced
executives who meet    periodically     throughout the year to oversee
the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance.
   The trustees serve as trustees for other Fidelity funds    . The
majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL    SHAREHOLDER     MEETINGS AND MAIL PROXY
MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about
the proposals to be voted on.    The number of votes you are entitled
to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs.
   Fidelity Investments Money Management, Inc. (FIMM), located in
Merrimack, New Hampshire    , has primary responsibility for providing
investment management services.
As of March 31,    1998    , FMR advised funds having approximately
   36     million shareholder accounts with a total value of more than
$   589     billion.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Class III of Treasury
Only    Portfolio    , Treasury    Portfolio    , Government
   Portfolio    , Domestic    Portfolio    , Rated Money Market
   Portfolio    , and Money Market    Portfolio (the Taxable
Funds)    . UMB Bank, n.a. (UMB) is the transfer agent for Tax-Exempt
   Portfolio    , and is located at 1010 Grand Avenue, Kansas City,
Missouri. UMB employs FIIOC to perform transfer agent servicing
functions for Class III of Tax-Exempt    Portfolio.
FMR Corp. is the ultimate parent company of FMR and    FIMM    .
Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of March 31, 1998, approximately 27.41% of Treasury Portfolio's total outstanding shares were held by The Bank of New York.
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
TREASURY ONLY    PORTFOLIO     seeks to    earn a     high level of
current income    while maintaining a stable $1.00 share price by
investing in high-quality, short-term securities. The fund invests only in U.S. Treasury securities. The fund does not enter into repurchase agreements or reverse repurchase agreements. The fund will invest in those securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
TREASURY    PORTFOLIO     seeks to    earn a     high level of current
income    while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
GOVERNMENT    PORTFOLIO     seeks to    earn a     high level of
current income    while maintaining a stable $1.00 share price by
investing in high-quality, short-term securities. The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements.
DOMESTIC    PORTFOLIO seeks to earn a high level of current income
while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
RATED MONEY MARKET    PORTFOLIO     seeks to    earn a     high level
of current income    while maintaining a stable $1.00 share price by
investing in high-quality, short-term securities. The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
MONEY MARKET    PORTFOLIO seeks to earn a high level of current income
while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
TAX-EXEMPT PORTFOLIO    seeks to earn a high level of current income
that is free from federal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types, including securities structured so that they are eligible investments for the fund. The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest rating category by FMR and may invest in securities structured so that they are eligible investments for the fund. FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is free from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
   FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
   Each fund earns income at current money market rates. They stress preservation of capital, liquidity, and income (tax-free income in the case of Tax-Exempt Portfolio) and do not seek the higher yields or capital appreciation that more aggressive investments may provide. Each fund's yield will vary from day to day, and generally reflects current short-term interest rates and other market conditions.
   It is important to note that neither the funds' share prices nor their yields are insured or guaranteed by the U.S. Government. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help
   the     fund achieve its goal. Fund holdings are detailed in each
fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-843-3001.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates.
   Money     market securities    may be structured to be     or
   may     employ a trust or    other form     so that they are
eligible investments for money market funds. If    a     structure
   fails to function     as intended, adverse tax or investment
consequences may result.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those
   relating     to education,    health care    , housing,
transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal
securities     may be affected by uncertainties regarding their tax
status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: Each of Domestic    Portfolio    , Rated Money Market
   Portfolio     and Money Market    Portfolio     will invest more
than 25% of its total assets in the financial services industry.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Tax-Exempt    Portfoli    o will not invest in a money
market fund. Tax-Exempt    Portfolio     does not currently intend to
invest in repurchase agreements. Treasury Only    Portfolio,
Treasury    Portfolio    , Government    Portfolio    , Domestic
   Portfolio    , Rated Money Market    Portfolio    , and Money
Market    Portfolio     do not currently intend to invest in a money
market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each of Domestic    Portfolio,     Rated Money Market
   Portfoli    o and Money Market    Portfolio     may not invest more
than 5% of their total assets in any one issuer, except that each fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
With respect to 75% of its total assets, Tax-Exempt    Portfolio
may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer. This
limitation does not apply to U.S. Government    securities or to
securities of other investment companies.
Tax-Exempt    Portfolio     may invest more than 25% of its total
assets in tax-free securities that finance similar types of projects. BORROWING. Each fund may borrow from banks or from other funds advised
by FMR    or its affiliates    , or through reverse repurchase
agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Each of Government    Portfolio    , Domestic
   Portfolio    , Rated Money Market    Portfolio     and Money Market
   Portfolio     may borrow only for temporary or emergency purposes,
or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Each of Treasury Only
Portfolio    , Treasury    Portfolio     and Tax-Exemp   t
Portfolio     may borrow only for temporary or emergency purposes, but
not in an amount exceeding 331/3% of its total assets.
LENDING. A fund may lend money to other funds advised by FMR    or its
affiliates    .
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a
fund's total assets. Treasury Only    Portfolio    , Treasury
   Portfolio    , Government    Portfolio    , and Tax-Exempt
   Portfolio     do not lend money to other funds advised by FMR.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Treasury Only    Portfolio     seeks as high a level of current income
as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.
Each of Treasury    Portfolio,     Government    Portfolio    ,
Domestic    Portfolio    , Rated Money Market    Portfolio    , and
Money Market    Portfolio     seeks to obtain as high a level of
current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Tax-Exempt    Portfolio     seeks to obtain as high a level of
interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.
With respect to 75% of its total assets, Tax-Exempt    Portfolio
    may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of any one issuer.
This limitation does not apply to U.S. Government    s    ecurities
   or to securities of other investment companies.
Each of Domestic    Portfolio    , Rated Money Market    Portfoli    o
and Money Market    Portfolio     will invest more than 25% of its
total assets in obligations of companies in the financial services industry.
Each of Government    Portfolio    , Domestic    Portfolio    , Rated
Money Market    Portfoli    o and Money Market    Portfolio     may
borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its
total assets. Tax-Exempt    Portfolio     may borrow only for
temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page .
   FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expense and boost its performance.
MANAGEMENT FEE
   The management fee is calculated and paid to FMR every month. Each fund pays a fee at an annual rate of 0.20% of its average net assets.
   Prior to May 31, 1997 and January 1, 1998, Treasury Only Portfolio and Rated Money Market Portfolio, respectively, each paid FMR a management fee at an annual rate of 0.42% of its average net assets and FMR paid all of the other expenses of each fund with limited exceptions.
   FIMM is the funds' sub-adviser and has primary responsibility for managing their investments. FMR is responsible for providing other management services. FMR pays FIMM 50% of its management fee (before expense reimbursements) for FIMM's services. FMR paid FIMM and FMR Texas Inc., the predecessor company to FIMM annualized fees equal to 0.12% and 0.10%, respectively of Treasury Only Portfolio's, 0.10% and 0.10%, respectively of Treasury Portfolio's, 0.10% and 0.10%, respectively of Government Portfolio's, 0.10% and 0.10%, respectively of Domestic Portfolio's, 0.20% and 0.10%, respectively of Rated Money Market Portfolio's, 0.10% and 0.10%, respectively of Money Market Portfolio's, and 0.10% and 0.10%, respectively of Tax-Exempt
Portfolio's average net assets     for the fiscal year ended March 31,
1998.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder
servicing functions for Class III shares of    the Taxable Funds    .
Fidelity Service Company, Inc. (FSC) calculates the net asset value
per share (NAV) and dividends for Class III of t   he Taxable Funds
    an   d maintains the general accounting re    cords for each
Taxable Fund.
   For the fiscal year ended March 31, 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) for the Taxable Funds amounted to the following.
                               TRANSFER               PRICING AND
                               AGENCY FEES            BOOKKEEPING
                               PAID BY                FEES PAID BY
                               CLASS III              FUND

TREASURY ONLY PORTFOLIO         0.03%*                 0.01%

TREASURY PORTFOLIO              0.02%                  0.01%

GOVERNMENT PORTFOLIO            0.03%                  0.01%

DOMESTIC PORTFOLIO              0.03%                  0.01%

RATED MONEY MARKET  PORTFOLIO   0.0   2    %   *       0.0   2    %   *

MONEY MARKET PORTFOLIO          0.03%                  0.01%

* ANNUALIZED
   UMB is the transfer and service agent for Tax-Exempt Portfolio. UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class III of Tax-Exempt Portfolio. UMB has also entered into a
sub-agreement with FSC.     FSC calculates the NAV and dividends for
Class III of Tax-Exempt Portfolio and maintains the general accounting records for Tax-Exempt Portfolio. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by Class III of Tax-Exempt Portfolio.
   For the fiscal year ended March 31, 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) for Tax-Exempt Portfolio amounted to the following.
                      TRANSFER AGENCY   PRICING AND
                      FEES PAID BY      BOOKKEEPING
                      CLASS III         FEES PAID BY
                                        FUND

TAX-EXEMPT PORTFOLIO   0.03%             0.01%

   Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Class III of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class III of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class III shares. Class III of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month.
   The Class III     plans specifically recognize that FMR may make
payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of Class III shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of Class III shares. Currently, the Board of Trustees of each fund has authorized such payments.
   YOUR ACCOUNT


If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
HOW TO BUY SHARES
       THE PRICE TO BUY ONE SHARE    of Class III is the class's NAV.
    Each fund is managed to keep its NAV stable at $1.00. Class III shares are sold without a sales charge.
Your shares will be purchased at the next NAV calculated after your
order is received    in proper form    . Class III's NAV is normally
calculated each business day at the time indicated in the table below.
FUND                                 NAV CALCULATION
                                     TIMES
                                     (EASTERN TIME)

TREASURY ONLY    PORTFOLIO            2:00 P.M.

TREASURY    PORTFOLIO                 5:00 P.M.

GOVERNMENT    PORTFOLIO               5:00 P.M.

DOMESTIC    PORTFOLIO                 5:00 P.M.

RATED MONEY MARKET    PORTFOLIO       5:00 P.M.

MONEY MARKET    PORTFOLIO             3:00 P.M.

TAX-EXEMPT    PORTFOLIO               12:00 NOON

   Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
It is the responsibility of your investment professional to transmit
your order to buy shares to Fidelity before the    close of
business     on the day you place your order.
   Share certificates are not available for Class III shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Investments
 P.O. Box 770002
 Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Place a purchase order and wire money into your account, or
(small solid bullet) Open an account by exchanging from the same class of any fund that is offered through this prospectus.
INVESTMENTS IN THE FUNDS MUST BE MADE USING THE FEDERAL RESERVE WIRE SYSTEM. Checks and Automated Clearing House payments will not be accepted as a means of investment.
For wiring information and instructions, you should call the investment professional through which you trade or if you trade
directly through Fidelity,    call Fidelity Client Services at
1-800-843-3001    . There is no fee imposed by the funds for wire
purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
All wires must be received    in proper form     by the transfer agent
at the applicable fund's designated wire bank before the close of the
Federal Reserve Wire System on th   e     day    of purchase.
You are advised to wire funds as early in the day as possible and to
provide advance notice to Fidelity Client Services for    large
purchases.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $1,000,000*
MINIMUM BALANCE    $1,000,000
* THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY CLIENT SERVICES FOR MORE INFORMATION REGARDING THIS WAIVER.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by
selling    (redeeming) some or all of your shares.
       THE PRICE TO SELL ONE SHARE    of Class III is the class's
NAV.
Your shares will be sold at the next NAV calculated after your order
is received    in proper form    . Class III's NAV is normally
calculated    each business day     at the times indicated in the
table on page        .
It is the responsibility of your investment professional to transmit
your order to sell shares to Fidelity before the    close of
business     on the day you place    your order.
       IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at
least $1,000,000 worth of shares in the account to keep it open.
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions. You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to
Fidelity Client Services at the address shown on page    17    .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. There is no fee imposed by the funds for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received
   in proper form     by the transfer agent before the    NAV is
calculated    , redemption proceeds will normally be wired on that
day.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
You are advised to place your trades as early in the day as possible, and to provide advance notice to Fidelity Client Services for
   large     redemptions.
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services at 1-800-843-3001 if you need additional copies of financial reports, prospectuses or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been
arranged with    FIIOC     for institutions that wish to open multiple
accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. However, dividends relating to Class III shares redeemed if you
close your account during the month    may     be distributed on the
day your account is closed. Each fund reserves the right to limit this service.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Class III offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a wire for your dividend and capital gain distributions, if any.
Dividends will be reinvested at each fund's Class III NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt
   Portfolio     earns is distributed to shareholders as income
dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from the Taxable Funds, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital    gains
from the Taxable Funds are distributed as dividends and taxed as
   ordinary income    ; capital gain distributions, if any, are taxed
as long-term capital gains.
However, for shareholders of Tax-Exempt    Portfolio    , gain on the
sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
   For the fiscal year ended March 31, 1998, 100% of Treasury Only Portfolio's, 25.20% of Treasury Portfolio's and 18.44% of Government
Portfolio's,     income distributions were derived from interest on
U.S. Government securities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January,    Fidelity     will send you and the IRS a statement
showing the    tax characterization     of distributions paid to you
in the previous year.
A portion of Tax-Exempt    Portfolio's     dividends may be free from
state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a
breakdown of Tax-Exempt    Portfolio's     income from each state to
help you calculate your taxes.
   During the fiscal year ended March 31, 1998, 100% of Tax-Exempt
Portfolio'    s income dividends was free from federal income tax.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS    each day that both the Federal
Reserve Bank of Kansas City (Kansas City Fed) (for Tax-Exempt Portfolio) or the Federal Reserve Bank of New York (New York Fed) (for the Taxable Funds), the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open. The following holiday closings have been scheduled for 1998: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, at any time the Kansas City Fed, the New York Fed or the NYSE may modify its holiday schedule or the Bond Market Association may modify its recommendation.
   To the extent that portfolio securities are traded in other markets on days when the Kansas City Fed or the New York Fed, the NYSE or the principal bond markets are closed, each class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
A CLASS'S NAV is the value of a single share. The NAV of Class III of each fund is computed by adding Class III's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Class III's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Class III, and dividing the result by the number of Class III shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION,    you will be asked to
certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE    OR
ELECTRONICALLY    .    Fidelity will not be responsible for any losses
resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity Client Services for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
EACH FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify
Fidelity Client    Services in advance of large transactio    ns.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased
at the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) All of your purchases must be made by federal funds wire; checks will not be accepted for purchases.
(small solid bullet) If your wire is not received    in proper form
    by the close of the Federal Reserve Wire System    on the day of
purchase    , you could be liable for any losses or fees a fund or the transfer agent has incurred or for interest and penalties.
(small solid bullet)    Shares begin to earn dividends on the day of
purchase provided (i) you contact Fidelity Client Services and place your order between 8:30 a.m. and the following times on page 30 and
(ii) the fund's designated wire bank receives the wire in proper form before the close of the Federal Reserve Wire System on that day.
(small solid bullet)    On any day the principal bond markets close
early, as recommended by the Bond Market Association, or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for the Taxable Funds) close early, a class may advance the time on that day by which purchase orders must be placed so that shares earn dividends on the day of purchase.
FUND                             DIVIDEND TIMES
                                     (EASTERN TIME)

TREASURY ONLY PORTFOLIO        2:00 P.M.

TREASURY PORTFOLIO             5:00 P.M.

GOVERNMENT PORTFOLIO           5:00 P.M.

DOMESTIC PORTFOLIO             5:00 P.M.

RATED MONEY MARKET PORTFOLIO   5:00 P.M.

MONEY MARKET PORTFOLIO         3:00 P.M.

TAX-EXEMPT PORTFOLIO           12:00 NOON

   The income declared for Treasury Portfolio, Government Portfolio, Domestic Portfolio and Rated Money Market Portfolio is based on estimates of net investment income for the fund. Actual income may differ from estimates, and differences, if any, will be included in
the calculation of subsequent dividends    .
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) Shares earn dividends through the day prior to
the day of re   demption. On any day that the principal bond markets
close early (as recommended by the Bond Market Association) or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for the Taxable Funds) close early, a class may set a time after which shares earn dividends through the day of redemption. Under such circumstances, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet)    Redemptions may be suspended or payment dates
postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the
SEC.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000,000 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class III shares of any fund offered through this prospectus at no charge for Class III shares of any other fund offered through this prospectus.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for
business by calling Fidelity Client Services at 1-800-843-3001   .
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed, and the name of the fund and class to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the
address on page    17    .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Class III shares will be
redeemed at the next determined NAV after your order is received    in
proper form    . Shares of the fund to be acquired will be purchased
at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet)    The fund or class you are exchanging into must
be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund    or class
    read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet)    Currently, there is no limit on the number of
exchanges out of a fund.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.



This prospectus is printed on recycled paper using soy-based inks. FIDELITY INSTITUTIONAL MONET MARKET FUNDS - CLASS I, CLASS II AND
CLASS III
FUNDS OF COLCHESTER STREET TRUST


 CROSS REFERENCE SHEET
Part B     Statement of Additional Information
10 a,b     Cover Page
11         Table of Contents
12         Description of Trust
13 a,b,c   Investment Policies and Limitations
 d  *
14 a,b,c   Trustees and Officers
15 a       *
 b         *
 c         Trustees and Officers
16 a(i)    FMR
 a(ii)     Trustees and Officers
 a(iii),b  Management Contracts
 c         *
 d         Management Contracts
 e         *
 f         Distribution and Service Plans
 g         *
 h         Description of the Trust
 i         Contracts with FMR Affiliates
17 a       Portfolio Transactions
 b         *
 c         Portfolio Transactions
 d,e       *
18 a       Description of the Trust
 b         *
19 a       Additional Purchase, Exchange, and Redemption Information
 b         Valuation
 c         *
20         Distributions and Taxes
21 a(i,ii) Contracts with FMR Affiliates; Distribution and Service
           Plans
a(iii),b,c *
22         Performance
23         Financial Statements
*Not Applicable
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS
TREASURY ONLY    PORTFOLIO    , TREASURY    PORTFOLIO    , GOVERNMENT
   PORTFOLIO    , DOMESTIC    PORTFOLIO    , RATED MONEY MARKET
PORTFOLIO    , MONEY MARKET    PORTFOLIO    , AND TAX-EXEMPT
PORTFOLIO
FUNDS OF    COLCHESTER STREET     TRUST
STATEMENT OF ADDITIONAL INFORMATION
   MAY 29, 1998
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectuses
(dated    May 29, 1998    ). Please retain this document for future
reference. The funds' Annual Report is a separate document supplied with this SAI. To obtain a free additional copy of a Prospectus or an Annual Report, please call Fidelity Client Services (Client Services) at 1-800-843-3001.
TABLE OF CONTENTS                                         PAGE



INVESTMENT POLICIES AND LIMITATIONS                       22

PORTFOLIO TRANSACTIONS                                    29

VALUATION                                                    30

PERFORMANCE                                               30

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION     56

DISTRIBUTIONS AND TAXES                                      56

FMR                                                          57

TRUSTEES AND OFFICERS                                        57

MANAGEMENT CONTRACTS                                      62

DISTRIBUTION AND SERVICE PLANS                               65

CONTRACTS WITH FMR AFFILIATES                             67

DESCRIPTION OF THE TRUST                                  68

FINANCIAL STATEMENTS                                         68

APPENDIX                                                     69

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
   Fidelity Investments Money Management, Inc. (FIMM)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT FOR    TREASURY ONLY PORTFOLIO, TREASURY PORTFOLIO,
GOVERNMENT PORTFOLIO, DOMESTIC PORTFOLIO, RATED MONEY MARKET
PORTFOLIO, AND MONEY MARKET PORTFOLIO     (THE TAXABLE FUNDS)
   Fidelity Investments Institutional Operations Company     (FIIOC)
TRANSFER AGENT FOR TAX-EXEMPT PORTFOLIO
UMB Bank, n.a. (UMB)
For more information on any Fidelity fund, including charges and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.
       IMM   -ptb-    0598
475532
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF TREASURY ONLY    PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more that 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
   (2) issue senior securities, except as permitted under the Investment Company Act of 1940;
   (3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
   (4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
   (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
   (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
   (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
   (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
   (i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer: provided that the fund may invest up to 25% of total assets in the first tier of a single issuer for up to three business days.
   (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
   (iii    ) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
   (v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
   (vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
   (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
Subject to revision upon 90 days' notice to shareholders, the fund does not intend to engage in reverse repurchase agreements.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF TREASURY    PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs;
(9) invest in companies for the purpose of exercising control or
management;    or
   (10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.
   (11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer: provided that the fund may invest up to 25% of total assets in the first tier of a single issuer for up to three business days.
   (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
   (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as an investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
   (v) The fund does not currently intend to purchase a security if, as a result, more than 10% of its net assets would be invested in securities that are deemed illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to    lend assets other than
securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
As an operating policy, the fund intends to invest 100% of its total assets in U.S. Treasury bills, notes, and bonds and repurchase agreements comprised of those obligations at all times. This policy may only be changed upon 90 days' notice to shareholders.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF GOVERNMENT    PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs;
(9) invest in companies for the purpose of exercising control or
management;    or
   (10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.
   (11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer: provided that the fund may invest up to 25% of total assets in the first tier of a single issuer for up to three business days.
   (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
   (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
   (v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to    lend assets other than
securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF DOMESTIC    PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs;
(9) invest in companies for the purpose of exercising control or
management;    or
   (10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.
(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer: provided that the fund may invest up to 25% of total assets in the first tier of a single issuer for up to three business days.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF RATED MONEY MARKET    PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed
by the U.S. Government or any of its agencies or    instrumentalities,
or securities of other investment companies    ) if, as a result, (a)
more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(9) invest in oil, gas, or other mineral exploration or development programs.
   (10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer: provided that the fund may invest up to 25% of total assets in the first tier of a single issuer for up to three business days.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF MONEY MARKET    PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs;
(9) invest in companies for the purpose of exercising control or
management;    or
   (10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.
   (11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer: provided that the fund may invest up to 25% of total assets in the first tier of a single issuer for up to three business days.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF TAX-EXEMPT    PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed
by the U.S. Government or any of its agencies or    instrumentalities,
or securities of other investment companies    ) if, as a result, (a)
more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) make short sales of securities;
(4) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or
instrumentalities,    or tax-exempt obligations     issued or
guaranteed by a    U.S. territory or possession     or a state    or
local government    , or a political subdivision    of any of the
foregoing    ) if, as a result, more than 25% of the    fund's
total assets would be invested in securities of companies    whose
principal business activities    are     in the same industry;
(8) purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interests therein;
(9) purchase or sell physical commodities;
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(11) invest in oil, gas, or other mineral exploration or development programs.
(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer: provided that the fund may invest up to 25% of total assets in the first tier of a single issuer for up to three business days.
(   i    i) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(i   i    i) The fund does not currently intend to purchase any
security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(i   v    ) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(v) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of investment limitations (1), (7) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
   For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuers, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
Securities must be rated in accordance with applicable rules in the highest rating category for short-term securities by at least one nationally recognized rating service (NRSRO) and rated in one of the two highest categories for short-term securities by another NRSRO if rated by more than one NRSRO, or, if unrated, judged to be equivalent to highest quality by FMR pursuant to procedures adopted by the Board of Trustees. The fund's policy regarding limiting investments to the highest rating category may be changed upon 90 days' prior notice to shareholders.
   For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES    represent interests in     pools of
mortgages, loans, receivables or other assets. Payment of    interest
and repayment of principal     may be largely dependent upon the cash
flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit
enhancements.    Asset-backed security values     may also be affected
by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the
credit    enhancement. In addition, these securities may be subject to prepayment risk.
DELAYED-DELIVERY TRANSACTIONS.    Securities may be bought and
sold     on a delayed-delivery or when-issued basis. These
transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing securities on a delayed-delivery basis, the
   purchaser     assumes the rights and risks of ownership, including
the    risks     of price and yield fluctuations    and the risk that
the security will not be issued as anticipated    .    Because payment
for the securities is not required     until the delivery date, these
risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a fund will set aside appropriate liquid assets in a segregated custodial account to cover the purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.
   A fund may renegotiate a delayed delivery transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.
DOMESTIC AND FOREIGN    INVESTMENTS include     U.S.
dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and
foreign branches of foreign banks.    Domestic and foreign
investments     may also    include     U.S. dollar-denominated
securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by
governmental regulation. Payment of interest and    repayment of
principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.
Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental
restrictions that might affect    repayment of     principal or
payment of     interest, or the ability to honor a credit commitment.
Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.
FEDERALLY TAXABLE    SECURITIES.     Under normal conditions,    a
municipal fund     does not intend to invest in securities whose
interest is federally taxable. However, from time to time on a
temporary basis,    a municipal fund     may invest a portion of its
assets in fixed-income securities whose interest is subject to federal income tax.
   Should a municipal fund invest in federally taxable securities, it would purchase securities that, in FMR's judgment, are of high quality. These securities would include those issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements for those securities.
   A municipal money market fund will purchase taxable securities only if they meet its quality requirements.
Proposals to restrict or eliminate the federal income tax exemption
for interest on municipal    securities     are introduced before
Congress from time to time. Proposals also may be introduced before
that would affect the state tax treatment of    a municipal fund's
distributions. If such proposals were enacted, the availability of
municipal securities and the value of    a municipal fund's
holdings would be affected and the Trustees would reevaluate    the
fund's     investment objectives and policies.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and
(5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by    FMR     to be illiquid include
repurchase agreements not entitling the holder to    repayment     of
principal and    payment     of interest within seven days. Also, FMR
may determine some restricted securities, municipal lease obligations, and time deposits to be illiquid.
   In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive
order issued by the SEC,    a     fund    may     lend money to, and
borrow money from, other funds advised by FMR or its affiliates.
Treasury Only    Portfolio    , Treasury    Portfolio    , Government
   Portfolio,     and Tax-Exempt    Portfolio     currently intend to
participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the
costs of bank    loans, and will lend through the program only when
the returns are higher than those available from an investment in
repurchase agreements.     Interfund loans and borrowings normally
extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
MONEY MARKET SECURITIES are high-quality, short-term obligations.
   Money     market securities    may be structured to be or may
employ a trust or other form    so that they are eligible investments
for money market funds    . For example, put features can be used to
modify the maturity of a security or interest rate adjustment features
can be used to enhance price stability. If    a     structure    fails
to function     as intended, adverse tax or investment consequences
may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues
presented by    certain     structured securities. Future tax or other
regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally,
   a fund     will not hold    these     obligations directly as a
lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a fund to maintain a stable net asset value per share.
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
ELECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY. Pursuant to procedures adopted by the Board of Trustees, the funds may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR.
High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2). Split-rated securities may be determined to be either first tier or second tier based on applicable regulations.
Each    taxable fund     may not invest more than 5% of its total
assets in second tier securities. In addition, each    taxable fund
    may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
Each fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, each fund may look to an interest rate reset or demand feature.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security.
   As protection against     the risk that the original seller will
not fulfill its obligation, the securities are held in    a separate
account     at a bank, marked-to-market daily, and maintained at a
value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy
proceedings),    the funds will     engage in repurchase agreement
transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering.
    Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in
general,    the funds anticipate     holding restricted securities to
maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a
fund sells a    security     to another party, such as a bank or
broker-dealer, in return for cash and agrees to repurchase that
   security     at an    agreed-upon     price and time. While a
reverse repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover
its obligation under the agreement.    The funds     will enter into
reverse repurchase agreements with parties whose creditworthiness has
been    reviewed     and found satisfactory by FMR. Such transactions
may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.
SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or
amount to the securities sold short.    Such short sales are known as
short     sales    "against the box" and     could be used to protect
the net asset value per share of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such
securities while the short sale is outstanding.        The fund will
incur transaction costs in connection with opening and closing short sales against the box.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT.    FMR may rely on its
evaluation of the credit of a bank or other entity     in determining
whether to purchase a security supported by a letter of credit
guarantee,    put or demand feature    , insurance or other source of
credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
STRIPPED GOVERNMENT SECURITIES   .     Stripped government securities
are created by separating the income and principal components of a
U.S. Government security and selling them separately.        STRIPS
(Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding U.S. Treasury security by a Federal Reserve Bank.
Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.
Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds. VARIABLE AND FLOATING RATE SECURITIES provide for periodic
adjustments    in     the interest rate paid on the security. Variable
rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some
variable or floating rate securities    are structured     with put
   features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in
the     management contract. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any
commissions    and, if applicable, arrangements for payment of fund
expenses    .
   If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts") that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.
   Each     fund may execute portfolio transactions with
broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and
performance of accounts;    and     effect securities transactions,
and perform functions incidental thereto (such as clearance and settlement).
   For transactions in fixed-income securities securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.
The receipt of research from broker-dealers that execute transactions
on behalf of    a     fund may be useful to FMR in rendering
investment management services to th   at     fund or its other
clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be
useful to FMR in carrying out its obligations to    a     fund. The
receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
Subject to applicable limitations of the federal securities laws,    a
fund may pay a     broker-dealer commissions for agency transactions
that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution
services. In order to cause    a     fund to pay such higher
commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to
th   at     fund and its other clients. In reaching this
determination, FMR will        not attempt to place a specific dollar
value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services. FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage
Services    Japan, LLC (FBSJ)    , indirect subsidiaries of FMR Corp.,
if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar
services.    Prior to December 9, 1997, FMR used research services
provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.
   FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
   The     Trustees    of each fund     periodically review FMR's
performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the
commissions paid by    the     fund over representative periods of
time to determine if they are reasonable in relation to the benefits to the fund.
   For the fiscal years ended March 31, 1998, 1997, and 1996, the funds paid no brokerage commissions.
   For the fiscal year ended March 31, 1998, the funds paid no fees to brokerage firms that provided research services.
   The trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the
same as those of other funds managed by FMR    or its affiliates    ,
investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Fidelity Service Company, Inc.        (FSC) normally determines
   each     class's net asset value per share (NAV) at 12:00 noon
Eastern time for Tax-Exempt    Portfolio    ; 2:00 p.m. Eastern time
for Treasury Only    Portfolio    ; 3:00 p.m. Eastern time for Money
Market    Portfolio    ; and    5:00 p.m.     Eastern time for
Treasury    Portfolio    ,    Government Portfolio,     Domestic
   Portfolio,     and Rated Money Market    Portfolio    . The
valuation of portfolio securities is determined as of these times for the purpose of computing each class's NAV.
   Securities of other open-end investment companies are valued at their respective NAVs.
During periods of declining interest rates, a class's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing each fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. Each fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and
Maturity" on page 29   .
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize each class's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
   A class     may quote performance in various ways. All performance
information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each class's yield and total return fluctuate in response to market conditions and other factors.
YIELD CALCULATIONS. To compute    the     yield for    each class of a
fund for     a period, the net change in value of a hypothetical
account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is
annualized to obtain a current annualized yield.    Each class of
a     fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current
yield,    each class of a     fund may quote yields in advertising
based on any historical seven-day period. Yields for each    class of
a fund     are calculated on the same basis as other money market
funds, as required by applicable regulation.
Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment
alternatives. However,    a     class's yield fluctuates, unlike
investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider. Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market
rates, and in periods of rising interest rates    a     class's yield
will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields
than the balance of the fund's holdings, thereby reducing    a
class's current yield. In periods of rising interest rates, the opposite can be expected to occur.
   The     tax-equivalent yield    of a class of Tax-Exempt Portfolio
    is the rate an investor would have to earn from a fully taxable investment before taxes to equal the class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a stated federal income tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.
1998 TAX RATES
The following table shows the effect of a shareholder's tax status on
effective yield under federal income tax laws for    1998    . It
shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of
hypothetical tax-exempt obligations yielding from    2% to 7%.     Of
course, no assurance can be given that a    class of Tax-Exempt
Portfolio     will achieve any specific tax-exempt yield. While
   Tax-Exempt Portfolio     invest   s     principally in obligations
whose interest is exempt from federal income tax, other income received by the fund may be taxable.
1998 TAX RATES AND TAX-EQUIVALENT YIELDS

                                      FEDERAL   IF INDIVIDUAL TAX-EXEMPT YIELD IS:

TAXABLE INCOME*                       MARGINAL     2    %    3    %    4    %       5    %        6    %         7    %

SINGLE RETURN        JOINT RETURN     RATE**    THEN TAXABLE-EQUIVALENT YIELD IS

   $ -      $ 25,350 $ -     $ 42,350 15.0    %    2.35%  3.53    %    4.71    %    5.88%      7.06%            8.24%

    25,351  61,400   42,351  102,300  28.0%        2.78%  4.17%        5.56%        6.94%         8.33%         9.72%

    61,401  128,100  102,301 155,950  31.0%        2.90%  4.35%        5.80%        7.25%         8.70%         10.15%

    128,101 278,450  155,951 278,450  36.0%        3.13%  4.69%        6.25%        7.81%         9.38%         10.94%

    278,451 AND OVER 278,451 AND OVER 39.6%        3.31%  4.97%        6.62%        8.28%         9.93%         11.59%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Tax-Exempt    Portfolio     may invest a portion of its assets in
obligations that are subject to federal income tax. When the fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the
class's NAV over a stated period.    A class's total return may be
calculated using the performance data of a previously existing class prior to the date that the new class commenced operations, adjusted to
reflect differences in sales charges but not 12b-1 fees.     Average
annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year
performance of    a     class.
In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
   CALCULATING     HISTORICAL FUND RESULTS. The following table shows
   performance for each class of each fund for the fiscal year ended March 31, 1998 calculated including certain class expenses. The funds' Class II and Class III have a 12b-1 fee of 0.15% and 0.25%, respectively, which is included in the 7-day yield, tax-equivalent yield (for Tax-Exempt Portfolio), average annual, and cumulative total
returns.     The initial offering of Class II shares of the funds
began on November 1, 1995. The initial offerings of Class III shares of the funds began on the following dates: Treasury Only
   Portfolio     (11/6/95), Treasury    Portfolio     (10/22/93),
Government    Portfolio     (4/4/94), Domestic    Portfolio
(7/19/94), Rated Money Market    Portfolio     (11/6/95), Money Market
   Portfolio     (11/17/93), and Tax-Exempt    Portfolio
(11/6/95). For Class II and III shares of the funds, the figures for periods prior to the initial offering dates reflect the performance of Class I, the original class of each fund, which class does not have a 12b-1 fee. Class II and III figures would have been lower had 12b-1 fees been reflected in all periods. Class II shares have a 0.15% 12b-1 fee, which was not reflected in the figures for periods prior to that
date. Class III shares of Government    Portfolio     have a 0.25%
12b-1 fee, which is reflected in the figures for periods after its initial offering of Class III shares. Prior to July 1, 1995, Class III
shares of Treasury    Portfolio    , Domestic    Portfolio    , and
Money Market    Portfolio     had a 0.32% 12b-1 fee, which is
reflected in figures after the initial offering dates of Class III shares of these funds. Effective July 1, 1995, Class III shares of
Treasury    Portfolio    , Domestic    Portfolio    , and Money Market
   Portfolio     have a 0.25% 12b-1 fee, which is reflected in figures
after that date for Class III shares of these funds. Effective
November 1, 1995, Class III shares of Treasury Only    Portfolio    ,
Rated Money Market    Portfolio    , and Tax-Exempt    Portfolio
have a 0.25% 12b-1 fee, which is reflected in figures after that date for these funds.
   The tax-equivalent yield for Tax-Exempt Portfolio is based on a 36% federal income tax rate. Note that the fund may invest in securities whose income is subject to the federal alternative minimum tax.



                                AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS

       SEVEN-DA  TAX-           ONE            FIVE           TEN            ONE            FIVE            TEN
       Y         EQUIVALENT     YEAR           YEARS          YEARS/         YEAR           YEARS           YEARS/
       YIELD     YIELD                                        LIFE OF                                       LIFE OF
                                                              FUND*                                         FUND*



TREASURY ONLY    -
        5.17%    N/A                5.33    %      4.74    %      4.81    %      5.33    %      26.05    %      42.25    %
CLASS I

TREASURY ONLY    -
        5.02%    N/A                5.18    %      4.66    %      4.76    %      5.18    %      25.59    %      41.73    %
CLASS II

TREASURY ONLY    -
        4.93%    N/A                5.07    %      4.61    %      4.73    %      5.07    %      25.29    %      41.40    %
CLASS III

TREASURY    -
        5.47%    N/A                5.55    %      4.89    %      5.83    %      5.55    %      26.96    %      76.21    %
CLASS I

TREASURY    -
        5.32%    N/A                5.40    %      4.82    %      5.79    %      5.40    %      26.51    %      75.58    %
CLASS II

TREASURY    -
        5.22%    N/A                5.29    %      4.63    %      5.70    %      5.29    %      25.41    %      74.06    %
CLASS III

GOVERNMENT    -
        5.50%    N/A                5.60    %      4.96    %      5.90    %      5.60    %      27.37    %      77.47    %
CLASS I

GOVERNMENT    -
        5.35%    N/A                5.45    %      4.88    %      5.87    %      5.45    %      26.93    %      76.85    %
CLASS II

GOVERNMENT    -
        5.25%    N/A                5.34    %      4.75    %      5.80    %      5.34    %      26.12    %      75.72    %
CLASS III

DOMESTIC    -
        5.48%    N/A                5.64    %      4.99    %      5.42    %      5.64    %      27.59    %      55.94    %
CLASS I

DOMESTIC    -
        5.33%    N/A                5.49    %      4.92    %      5.38    %      5.49    %      27.14    %      55.39    %
CLASS II

DOMESTIC    -
        5.23%    N/A                5.38    %      4.79    %      5.30    %      5.38    %      26.33    %      54.40    %
CLASS III

RATED MONEY
        5.48%    N/A                5.64%          4.86    %      5.77    %      5.64    %      26.78    %      75.23    %
MARKET    -     CLASS I

RATED MONEY
        5.33%    N/A                5.48    %      4.78    %      5.73    %      5.48    %      26.32    %      74.60    %
MARKET    -     CLASS II

RATED MONEY
        5.23%    N/A                5.38    %      4.74    %      5.71    %      5.38    %      26.03    %      74.19    %
MARKET    -     CLASS III

MONEY MARKET    -
        5.52%    N/A                5.68    %      5.03    %      5.99    %      5.68    %      27.84    %      78.98    %
CLASS I

MONEY MARKET    -
        5.37%    N/A                5.52    %      4.96    %      5.96    %      5.52    %      27.38    %      78.34    %
CLASS II

MONEY MARKET    -
        5.27%    N/A                5.41    %      4.78    %      5.87    %      5.41    %      26.31    %      76.83    %
CLASS III

TAX-EXEMPT    -
        3.52%     5.   5    0%      3.60    %      3.26    %      4.07    %      3.60    %      17.41    %      48.99    %
CLASS I

TAX-EXEMPT    -
        3.36%     5.   2    5%      3.44    %      3.19    %      4.03    %      3.44    %      16.99    %      48.46    %
CLASS II

TAX-EXEMPT    -
        3.27%     5.11%             3.34    %      3.14    %      4.01    %      3.34    %      16.70    %      48.10    %
CLASS III


* Life of Fund figures are from commencement of operations (October 3,
1990 for Treasury Only    Portfolio    , and November 3, 1989 for
Domestic    Portfolio)     through the fund's    1998     fiscal year
end.
Note: If FMR had not reimbursed certain    class     expenses during
these periods,    each class's yield and tax-equivalent yield (for
Tax-Exempt Portfolio) would have been    :

                    CLASS I                         CLASS II                        CLASS III

FUND                SEVEN-DAY      TAX-EQUIVALENT   SEVEN-DAY      TAX-EQUIVALENT   SEVEN-DAY      TAX-EQUIVALENT
                    YIELD          YIELD            YIELD          YIELD            YIELD          YIELD

TREASURY ONLY           5.11    %  N/A                  4.94    %  N/A                  4.81    %  N/A

TREASURY                5.42    %  N/A                  5.25    %  N/A                  5.17    %  N/A

GOVERNMENT              5.45    %  N/A                  5.22    %  N/A                  5.12    %  N/A

DOMESTIC                5.42    %  N/A                  5.10    %  N/A                  5.12    %  N/A

RATED MONEY MARKET      5.35    %  N/A                  5.28    %  N/A                  5.12    %  N/A

MONEY MARKET            5.47    %  N/A                  5.26    %  N/A                  5.20    %  N/A

TAX-EXEMPT              3.49    %      5.45    %        0.94    %      1.27    %        2.76    %      4.31    %


The following tables show the income and capital elements of each class's cumulative total return. The tables compare each class's return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each class. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks
generally provide lower income than fixed-income    investments
such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.
CLASS II    TABLES    . The initial offering of the Class II shares of
each fund began on November 1, 1995. Class II shares have a 0.15% 12b-1 fee, which is not reflected in the figures prior to that date. The figures for periods prior to the initial offering date reflect the performance of Class I, the original class of each fund, which class does not have a 12b-1 fee. Class II figures would have been lower had 12b-1 fees been reflected in all periods.
CLASS III    TABLES    . The initial offerings of the funds' Class III
shares began on the following dates: Treasury Only    Portfolio
(11/6/95), Treasury    Portfolio     (10/22/93), Government
   Portfolio     (4/4/94), Domestic    Portfolio     (7/19/94), Rated
Money Market    Portfolio     (11/6/95), Money Market    Portfolio
(11/17/93), and Tax-Exempt    Portfolio     (11/6/95). The figures for
periods prior to the initial offering dates reflect the performance of Class I, the original class of each fund, which class does not have a 12b-1 fee. Class III figures would have been lower had 12b-1 fees been reflected in all periods. Class III shares of Government
Portfolio     have a 0.25% 12b-1 fee, which is reflected in the
figures for periods after its initial offering of Class III shares.
Prior to July 1, 1995, Class III shares of Treasury    Portfolio    ,
Domestic    Portfolio    , and Money Market    Portfolio     had a
0.32% 12b-1 fee, which is reflected in figures after the initial offering dates of Class III shares of these funds. Effective July 1,
1995, Class III shares of Treasury    Portfolio    , Domestic
   Portfolio    , and Money Market    Portfolio     have a 0.25% 12b-1
fee, which is reflected in figures after that date for Class III shares of these funds. Effective November 1, 1995, Class III shares of
Treasury Only    Portfolio    , Rated Money Market    Portfolio,
and Tax-Exempt    Portfolio     have a 0.25% 12b-1 fee, which is
reflected in figures after that date for these funds.
The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund during the 10-year
period ended March 31,    1998,     assuming all distributions were
reinvested.    Total returns are based on past results and are not an
indication of future performance.     Tax consequences of different
investments have not been factored into the figures below.
TREASURY ONLY PORTFOLIO
HISTORICAL FUND RESULTS
During the period from October 3, 1990 (commencement of operations) to
March 31,    1998,     a hypothetical $10,000 investment in Class I of
Treasury Only Portfolio would have grown to    $14,225.

TREASURY ONLY    PORTFOLIO     - CLASS I                                  INDICES

PERIOD ENDED   VALUE OF         VALUE OF        VALUE OF       TOTAL         S&P 500          DJIA          COST OF
3/31           INITIAL          REINVESTED      REINVESTED     VALUE                                        LIVING**
               $10,000          DIVIDEND        CAPITAL GAIN
               INVESTMENT       DISTRIBUTIONS   DISTRIBUTIONS

1998           $    10,000      $    4,225      $    0         $    14,225 $ 42,597      $    42,688      $ 12,223

1997               10,000           3,505           0              13,505  28,782           31,403           12,057

1996               10,000           2,842           0              12,842  24,020           26,101           11,733

1995   +           10,000           2,165           0              12,165  18,183           18,980           11,409

1994               10,000           1,624           0              11,624  15,735           16,157           11,093

1993               10,000           1,285           0              11,285  15,506           14,846           10,821

1992               10,000           913             0              10,913  13,454           13,573           10,497

1991*              10,000           353             0              10,353  12,114           11,848           10,173


* From October 3, 1990 (commencement of operations)
** From month-end closest to initial investment date.
   +     The fiscal year end of the fund changed from July 31 to March
31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class I of
Treasury Only    Portfolio     on October 3, 1990 the net amount
invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their
cash value at the time they were reinvested) amounted to    $14,225.
    If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller,
and cash payments for the period would have amounted to    $3,532
f    or dividends. The fund did not distribute any capital gains during the period.
During the period from October 3, 1990 (commencement of operations) to March 31, 1998, a hypothetical $10,000 investment in Class II of
Treasury Only    Portfolio     would have grown to    $14,173.


   TREASURY ONLY PORTFOLIO - CLASS II                                       INDICES

PERIOD ENDED   VALUE OF         VALUE OF        VALUE OF       TOTAL        S&P 500          DJIA          COST OF
3/31           INITIAL          REINVESTED      REINVESTED     VALUE                                       LIVING**
               $10,000          DIVIDEND        CAPITAL GAIN
               INVESTMENT       DISTRIBUTIONS   DISTRIBUTIONS


1998              $ 10,000         $ 4,173         $ 0            $ 14,173  $ 42,597         $ 42,688         $ 12,223

1997               10,000           3,476           0              13,476    28,782           31,403           12,057

1996               10,000           2,833           0              12,833    24,020           26,101           11,733

1995   +           10,000           2,165           0              12,165    18,183           18,980           11,409

1994               10,000           1,624           0              11,624    15,735           16,157           11,093

1993               10,000           1,285           0              11,285    15,506           14,846           10,821

1992               10,000           913             0              10,913    13,454           13,573           10,497

1991*              10,000           353             0              10,353    12,114           11,848           10,173


* From October 3, 1990 (commencement of operations)
** From month-end closest to initial investment date.
   +     The fiscal year end of the fund changed from July 31 to March
31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class II
of Treasury Only    Portfolio     on October 3, 1990 the net amount
invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $14,173    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $3,495     for dividends. The fund did not distribute any capital
gains during the period.
During the period from October 3, 1990 (commencement of operations) to March 31, 1998, a hypothetical $10,000 investment in Class III of
Treasury Only    Portfolio     would have grown to    $14,140    .

   TREASURY ONLY PORTFOLIO - CLASS III                                      INDICES

PERIOD ENDED   VALUE OF         VALUE OF        VALUE OF       TOTAL        S&P 500          DJIA          COST OF
3/31           INITIAL          REINVESTED      REINVESTED     VALUE                                       LIVING**
               $10,000          DIVIDEND        CAPITAL GAIN
               INVESTMENT       DISTRIBUTIONS   DISTRIBUTIONS


1998              $ 10,000         $ 4,140         $ 0            $ 14,140  $ 42,597         $ 42,688         $ 12,223

1997               10,000           3,458           0              13,458    28,782           31,403           12,057

1996               10,000           2,829           0              12,829    24,020           26,101           11,733

1995   +           10,000           2,165           0              12,165    18,183           18,980           11,409

1994               10,000           1,624           0              11,624    15,735           16,157           11,093

1993               10,000           1,285           0              11,285    15,506           14,846           10,821

1992               10,000           913             0              10,913    13,454           13,573           10,497

1991*              10,000           353             0              10,353    12,114           11,848           10,173


* From October 3, 1990 (commencement of operations)
** From month-end closest to initial investment date.
   +     The fiscal year end of the fund changed from July 31 to March
31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class III
of Treasury Only    Portfolio     on October 3, 1990 the net amount
invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$14,140    . If distributions had not been reinvested, the amount of
distributions earned from the class over time would have been smaller,
and cash payments for the period would have amounted to    $3,471
    for dividends. The fund did not distribute any capital gains during the period.
TREASURY    PORTFOLIO
HISTORICAL FUND RESULTS
During the ten year period ended March 31, 1998, a hypothetical
$10,000 investment in Class I of Treasury    Portfolio     would have
grown to    $17,621.


TREASURY    PORTFOLIO     - CLASS I                                      INDICES

PERIOD ENDED   VALUE OF         VALUE OF        VALUE OF       TOTAL        S&P 500          DJIA          COST OF
3/31           INITIAL          REINVESTED      REINVESTED     VALUE                                       LIVING
               $10,000          DIVIDEND        CAPITAL GAIN
               INVESTMENT       DISTRIBUTIONS   DISTRIBUTIONS


1998           $    10,000      $    7,621      $    0         $    17,621  $ 56,682         $ 59,048         $ 13,923

1997               10,000           6,694           0              16,694    38,299           43,439           13,734

1996               10,000           5,854           0              15,854    31,963           36,104           13,365

1995               10,000           4,986           0              14,986    24,196           26,255           12,996

1994               10,000           4,303           0              14,303    20,938           22,349           12,635

1993               10,000           3,879           0              13,879    20,633           20,536           12,326

1992               10,000           3,415           0              13,415    17,903           18,776           11,957

1991               10,000           2,726           0              12,726    16,120           16,388           11,588

1990               10,000           1,798           0              11,798    14,092           14,658           11,047

1989               10,000           811             0              10,811    11,814           11,958           10,498


Explanatory Notes: With an initial investment of $10,000 in Class I of
Treasury    Portfolio     on March 31, 198   8    , the net amount
invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $17,621.     If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$5,680     for dividends. The fund did not distribute any capital
gains during the period.
During the ten year period ended March 31, 1998, a hypothetical
$10,000 investment in Class II of Treasury    Portfolio     would have
grown to    $17,558    .

   TREASURY PORTFOLIO - CLASS II                                            INDICES

PERIOD ENDED   VALUE OF         VALUE OF        VALUE OF       TOTAL        S&P 500          DJIA          COST OF
3/31           INITIAL          REINVESTED      REINVESTED     VALUE                                       LIVING
               $10,000          DIVIDEND        CAPITAL GAIN
               INVESTMENT       DISTRIBUTIONS   DISTRIBUTIONS

1998              $ 10,000         $ 7,558         $ 0            $ 17,558  $ 56,682         $ 59,048         $ 13,923

1997               10,000           6,659           0              16,659    38,299           43,439           13,734

1996               10,000           5,845           0              15,845    31,963           36,104           13,365

1995               10,000           4,986           0              14,986    24,196           26,255           12,996

1994               10,000           4,303           0              14,303    20,938           22,349           12,635

1993               10,000           3,879           0              13,879    20,633           20,536           12,326

1992               10,000           3,415           0              13,415    17,903           18,776           11,957

1991               10,000           2,726           0              12,726    16,120           16,388           11,588

1990               10,000           1,798           0              11,798    14,092           14,658           11,047

1989               10,000           811             0              10,811    11,814           11,958           10,498


Explanatory Notes: With an initial investment of $10,000 in Class II
of Treasury    Portfolio     on March 31, 1988,        the net amount
invested in Class I   I     shares was $10,000. The cost of the
initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $17,558.     If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted
to    $5,644     for dividends. The fund did not distribute any
capital gains during the period.
During the ten year period ended March 31, 1998, a hypothetical
$10,000 investment in Class III of Treasury    Portfolio     would
have grown to    $17,406    .


   TREASURY PORTFOLIO - CLASS III                                           INDICES

PERIOD ENDED   VALUE OF         VALUE OF        VALUE OF       TOTAL        S&P 500          DJIA          COST OF
3/31           INITIAL          REINVESTED      REINVESTED     VALUE                                       LIVING
               $10,000          DIVIDEND        CAPITAL GAIN
               INVESTMENT       DISTRIBUTIONS   DISTRIBUTIONS


1998              $ 10,000         $ 7,406         $ 0            $ 17,406  $ 56,682         $ 59,048         $ 13,923

1997               10,000           6,531           0              16,531    38,299           43,439           13,734

1996               10,000           5,739           0              15,739    31,963           36,104           13,365

1995               10,000           4,918           0              14,918    24,196           26,255           12,996

1994               10,000           4,283           0              14,283    20,938           22,349           12,635

1993               10,000           3,879           0              13,879    20,633           20,536           12,326

1992               10,000           3,415           0              13,415    17,903           18,776           11,957

1991               10,000           2,726           0              12,726    16,120           16,388           11,588

1990               10,000           1,798           0              11,798    14,092           14,658           11,047

1989               10,000           811             0              10,811    11,814           11,958           10,498


Explanatory Notes: With an initial investment of $10,000 in Class III
of Treasury    Portfolio     on March 31, 198   8    , the net amount
invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $17,406.     If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$5,556     for dividends. The fund did not distribute any capital
gains during the period.
GOVERNMENT    PORTFOLIO
HISTORICAL FUND RESULTS
During the ten year period ended March 31,    1998,     a hypothetical
$10,000 investment in Class I of Government    Portfolio     would
have grown to $   17,747    .


   GOVERNMENT PORTFOLIO - CLASS I                                        INDICES

PERIOD ENDED   VALUE OF         VALUE OF        VALUE OF       TOTAL     S&P 500          DJIA             COST OF
3/31           INITIAL          REINVESTED      REINVESTED     VALUE                                       LIVING
               $10,000          DIVIDEND        CAPITAL GAIN
               INVESTMENT       DISTRIBUTIONS   DISTRIBUTIONS


1998           $    10,000      $    7,747      $    0         $    17,747  $ 56,682      $    59,048      $    13,923

1997               10,000           6,805           0          $   16,805    38,299           43,439           13,734

1996               10,000           5,948           0              15,948    31,963           36,104           13,365

1995               10,000           5,068           0              15,068    24,196           26,255           12,996

1994               10,000           4,369           0              14,369    20,938           22,349           12,635

1993               10,000           3,933           0              13,933    20,633           20,536           12,326

1992               10,000           3,454           0              13,454    17,903           18,776           11,957

1991               10,000           2,747           0              12,747    16,120           16,388           11,588

1990               10,000           1,809           0              11,809    14,092           14,658           11,047

1989               10,000           819             0              10,819    11,814           11,958           10,498


Explanatory Notes: With an initial investment of $10,000 in Class I of
Government    Portfolio     on March 31, 198   8    , the net amount
invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$17,747.     If distributions had not been reinvested, the amount of
distributions earned from the class over time would have been smaller,
and cash payments for the period would have amounted to $   5,752
for dividends. The fund did not distribute any capital gains during the period.
During the ten year period ended March 31,    1998,     a hypothetical
$10,000 investment in Class II of Government    Portfolio     would
have grown to $   17,685    .

   GOVERNMENT PORTFOLIO - CLASS II                                       INDICES

PERIOD
ENDED   VALUE OF         VALUE OF        VALUE OF           TOTAL        S&P 500          DJIA             COST OF
3/31    INITIAL          REINVESTED      REINVESTED         VALUE                                          LIVING
        $10,000          DIVIDEND        CAPITAL GAIN
        INVESTMENT       DISTRIBUTIONS   DISTRIBUTIONS

1998    $    10,000      $    7,685         $ 0      $    17,685         $ 56,682         $ 59,048         $ 13,923

1997       10,000           6,771           0             16,771           38,299           43,439           13,734

1996       10,000           5,939           0             15,939           31,963           36,104           13,365

1995       10,000           5,068           0             15,068           24,196           26,255           12,996

1994       10,000           4,369           0             14,369           20,938           22,349           12,635

1993       10,000           3,933           0             13,933           20,633           20,536           12,326

1992       10,000           3,454           0             13,454           17,903           18,776           11,957

1991       10,000           2,747           0             12,747           16,120           16,388           11,588

1990       10,000           1,809           0             11,809           14,092           14,658           11,047

1989       10,000           819             0             10,819           11,814           11,958           10,498


Explanatory Notes: With an initial investment of $10,000 in Class II
of Government    Portfolio     on March 31, 198   8    , the net
amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $17,685.     If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $5,716     for dividends. The fund did not distribute any capital
gains during the period.
During the ten year period ended March 31,    1998    , a hypothetical
$10,000 investment in Class III of Government    Portfolio     would
have grown to    $17,572    .


   GOVERNMENT PORTFOLIO - CLASS III                                      INDICES

PERIOD ENDED   VALUE OF         VALUE OF        VALUE OF       TOTAL     S&P 500          DJIA             COST OF
3/31           INITIAL          REINVESTED      REINVESTED     VALUE                                      LIVING
               $10,000          DIVIDEND        CAPITAL GAIN
               INVESTMENT       DISTRIBUTIONS   DISTRIBUTIONS


1998           $    10,000      $    7,572      $    0         $    17,572  $ 56,682         $ 59,048         $ 13,923

1997               10,000           6,681           0              16,681    38,299           43,439           13,734

1996               10,000           5,870           0              15,870    31,963           36,104           13,365

1995               10,000           5,031           0              15,031    24,196           26,255           12,996

1994               10,000           4,369           0              14,369    20,938           22,349           12,635

1993               10,000           3,933           0              13,933    20,633           20,536           12,326

1992               10,000           3,454           0              13,454    17,903           18,776           11,957

1991               10,000           2,747           0              12,747    16,120           16,388           11,588

1990               10,000           1,809           0              11,809    14,092           14,658           11,047

1989               10,000           819             0              10,819    11,814           11,958           10,498


Explanatory Notes: With an initial investment of $10,000 in Class III
of Government    Portfolio     on March 31, 198   8    , the net
amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $17,572    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $5,652     for dividends. The fund did not distribute any capital
gains during the period.
DOMESTIC    PORTFOLIO
HISTORICAL FUND RESULTS
   During the period from November 3, 1989 (commencement of operations) to March 31, 1998, a hypothetical $10,000 investment in Class I of Domestic Portfolio would have grown to $15,594.



   DOMESTIC PORTFOLIO - CLASS I                                          INDICES

PERIOD
ENDED   VALUE OF         VALUE OF        VALUE OF       TOTAL            S&P 500          DJIA             COST OF
3/31    INITIAL          REINVESTED      REINVESTED     VALUE                                              LIVING**
        $10,000          DIVIDEND        CAPITAL GAIN
        INVESTMENT       DISTRIBUTIONS   DISTRIBUTIONS


1998    $    10,000      $    5,594      $    0         $    15,594      $    40,983      $    42,101      $    12,914

1997         10,000           4,761               0          14,761           27,692           30,972           12,739

1996         10,000           4,006               0          14,006           23,110           25,742           12,397

1995         10,000           3,232               0          13,232           17,494           18,720           12,054

1994         10,000           2,605               0          12,605           15,139           15,935          11,720

1993         10,000           2,222               0          12,222           14,919           14,642           11,433

1992         10,000           1,808               0          11,808           12,944           13,387           11,091

1991         10,000           1,192               0          11,192           11,655           11,685           10,748

1990*        10,000           352                 0          10,352           10,189           10,451           10,247


* From November 3, 1989 (commencement of operations).
** From nearest month end.
Explanatory Notes: With an initial investment of $10,000 in Class I of
Domestic    Portfolio     on November 3, 1989, the net amount invested
in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to    $15,594    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to    $4,454     for
dividends. The fund did not distribute any capital gains during the period.
   During the period from November 3, 1989 (commencement of operations) to March 31, 1998, a hypothetical $10,000 investment in Class II of Domestic Portfolio would have grown to $15,539.



   DOMESTIC PORTFOLIO - CLASS II                                        INDICES

PERIOD
ENDED    VALUE OF        VALUE OF        VALUE OF       TOTAL            S&P 500          DJIA             COST OF
3/31     INITIAL         REINVESTED      REINVESTED     VALUE                                              LIVING**
         $10,000         DIVIDEND        CAPITAL GAIN
         INVESTMENT      DISTRIBUTIONS   DISTRIBUTIONS


1998     $   10,000      $    5,539      $ 0            $    15,539      $    40,983      $    42,101      $    12,914

1997         10,000          4,731        0                 14,731           27,692           30,972           12,739

1996        10,000           3,997        0                 13,997           23,110           25,742           12,397

1995         10,000          3,232        0                 13,232           17,494           18,720           12,054

1994        10,000           2,605        0                 12,605           15,139           15,935           11,720

1993        10,000           2,222        0                 12,222           14,919           14,642           11,433

1992        10,000           1,808        0                 11,808           12,944           13,387           11,091

1991        10,000           1,192        0                 11,192           11,655           11,685           10,748

1990*        10,000          352          0                 10,352           10,189           10,451           10,247


* From November 3, 1989 (commencement of operations).
** From nearest month end.
Explanatory Notes: With an initial investment of $10,000 in Class II
of Domestic    Portfolio     on November 3, 1989, the net amount
invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $15,539.     If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $4,418     for dividends. The fund did not distribute any capital
gains during the period.
   During the period from November 3, 1989 (commencement of operations) to March 31, 1998, a hypothetical $10,000 investment in Class III of Domestic Portfolio would have grown to $15,440.



   DOMESTIC PORTFOLIO - CLASS III                                       INDICES

PERIOD
ENDED   VALUE OF         VALUE OF        VALUE OF       TOTAL            S&P 500          DJIA             COST OF
3/31    INITIAL          REINVESTED      REINVESTED     VALUE                                              LIVING**
        $10,000          DIVIDEND        CAPITAL GAIN
        INVESTMENT       DISTRIBUTIONS   DISTRIBUTIONS


1998    $    10,000      $    5,440      $    0         $    15,440      $    40,983      $    42,101      $    12,914

1997       10,000           4,652           0              14,652           27,692           30,972           12,739

1996       10,000           3,936           0              13,936           23,110           25,742           12,397

1995       10,000           3,202           0              13,202           17,494           18,720           12,054

1994       10,000           2,605           0              12,605           15,139           15,935           11,720

1993       10,000           2,222           0              12,222           14,919           14,642           11,433

1992       10,000           1,808           0              11,808           12,944           13,387           11,091

1991       10,000           1,192           0              11,192           11,655           11,685           10,748

1990*      10,000           352          0                 10,352           10,189           10,451           10,247


* From November 3, 1989 (commencement of operations).
** From nearest month end.
Explanatory Notes: With an initial investment of $10,000 in Class III
of Domestic    Portfolio     on November 3, 1989, the net amount
invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $15,440.     If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $4,354     for dividends. The fund did not distribute any capital
gains during the period.
RATED MONEY MARKET    PORTFOLIO
HISTORICAL FUND RESULTS
   During the ten year period ended March 31, 1998, a hypothetical $10,000 investment in Class I of Rated Money Market Portfolio would have grown to $17,523.



   RATED MONEY MARKET PORTFOLIO - CLASS I                                   INDICES

PERIOD
ENDED   VALUE OF         VALUE OF        VALUE OF       TOTAL               S&P 500          DJIA             COST OF
3/31    INITIAL          REINVESTED      REINVESTED     VALUE                                                 LIVING
        $10,000          DIVIDEND        CAPITAL GAIN
        INVESTMENT       DISTRIBUTIONS   DISTRIBUTIONS


1998    $    10,000      $    7,523      $    0         $    17,523         $ 56,682         $ 59,048         $ 13,923

1997        10,000           6,588           0              16,588           38,299           43,439           13,734

1996        10,000           5,741           0              15,741           31,963           36,104           13,365

1995
   +        10,000           4,893           0              14,893           24,196           26,255           12,996

1994        10,000           4,221           0              14,221           20,938           22,349           12,635

1993        10,000           3,822           0              13,822           20,633           20,536           12,326

1992+       10,000           3,382           0              13,382           17,903           18,776           11,957

1991        10,000           2,709           0              12,709           16,120           16,388           11,588

1990        10,000           1,785           0              11,785           14,092           14,658           11,047

1989        10,000           811             0              10,811           11,814           11,958           10,498


+ The fiscal year end of the fund changed from August 31 to March 31 in June 1995, and from October 31 to August 31 in July 1992. Explanatory Notes: With an initial investment of $10,000 in Class I of
Rated Money Market    Portfolio     on March 31, 198   8    , the net
amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $17,523.     If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $5,624     for dividends. The fund did not distribute any capital
gains during the period.
During the ten year period ended March 31,    1998    , a hypothetical
$10,000 investment in Class II of Rated Money Market    Portfolio
would have grown to    $17,460.



   RATED MONEY MARKET PORTFOLIO - CLASS II                               INDICES

   PERIOD
ENDED   VALUE OF         VALUE OF   VALUE OF             TOTAL           S&P 500          DJIA             COST OF
   3/31 INITIAL          REINVESTED REINVESTED           VALUE                                             LIVING
           $10,000    DIVIDEND      CAPITAL GAIN
           INVESTMENT DISTRIBUTIONS DISTRIBUTIONS

1998       $ 10,000   $ 7,460          $ 0               $ 17,460         $ 56,682         $ 59,048         $ 13,923

1997        10,000     6,553            0                 16,553           38,299           43,439           13,734

1996        10,000     5,731            0                 15,731           31,963           36,104           13,365

1995+       10,000     4,893            0                 14,893           24,196           26,255           12,996

1994        10,000     4,221            0                 14,221           20,938           22,349           12,635

1993        10,000     3,822            0                 13,822           20,633           20,536           12,326

1992+       10,000     3,382            0                 13,382           17,903           18,776           11,957

1991        10,000     2,709            0                 12,709           16,120           16,388           11,588

1990        10,000     1,785            0                 11,785           14,092           14,658           11,047

1989        10,000     811              0                 10,811           11,814           11,958           10,498


+ The fiscal year end of the fund changed from August 31 to March 31 in June 1995, and from October 31 to August 31 in July 1992. Explanatory Notes: With an initial investment of $10,000 in Class II
of Rated Money Market    Portfolio     on March 31, 198   8    , the
net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $17,460    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $5,588     for dividends. The fund did not distribute any capital
gains during the period.
   During the ten year period ended March 31, 1998, a hypothetical $10,000 investment in Class III of Rated Money Market Portfolio would have grown to $17,419.



   RATED MONEY MARKET PORTFOLIO - CLASS III                                 INDICES

   PERIOD
ENDED      VALUE OF         VALUE OF   VALUE OF             TOTAL           S&P 500          DJIA             COST OF
   3/31    INITIAL          REINVESTED REINVESTED           VALUE                                             LIVING
              $10,000    DIVIDEND         CAPITAL GAIN
              INVESTMENT DISTRIBUTIONS DISTRIBUTIONS

1998          $ 10,000   $ 7,419          $ 0              $ 17,419         $ 56,682         $ 59,048         $ 13,923

1997           10,000     6,531            0                16,531           38,299           43,439           13,734

1996           10,000     5,725            0                15,725           31,963           36,104           13,365

1995+          10,000     4,893            0                14,893           24,196           26,255           12,996

1994           10,000     4,221            0                14,221           20,938           22,349           12,635

1993           10,000     3,822            0                13,822           20,633           20,536           12,326

1992+          10,000     3,382            0                13,382           17,903           18,776           11,957

1991           10,000     2,709            0                12,709           16,120           16,388           11,588

1990           10,000     1,785            0                11,785           14,092           14,658           11,047

1989           10,000     811              0                10,811           11,814           11,958           10,498


+ The fiscal year end of the fund changed from August 31 to March 31 in June 1995, and from October 31 to August 31 in July 1992. Explanatory Notes: With an initial investment of $10,000 in Class III
of Rated Money Market    Portfolio     on March 31, 198   8    , the
net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $17,419.     If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $5,564     for dividends. The fund did not distribute any capital
gains during the period.
MONEY MARKET    PORTFOLIO
HISTORICAL FUND RESULTS
During the ten year period ended March 31,    1998    , a hypothetical
$10,000 investment in Class I of Money Market    Portfolio     would
have grown to    $17,898.



   MONEY MARKET PORTFOLIO - CLASS I                               INDICES

PERIOD
ENDED VALUE OF    VALUE OF        VALUE OF       TOTAL            S&P 500          DJIA                    COST OF
3/31  INITIAL     REINVESTED      REINVESTED     VALUE                                                     LIVING
      $10,000     DIVIDEND        CAPITAL GAIN
      INVESTMENT  DISTRIBUTIONS   DISTRIBUTIONS


1998 $    10,000  $ 7,898         $    0         $    17,898      $    56,682         $ 59,048      $    13,923

1997    10,000    6,936              0              16,936           38,299           43,439                  13,734

1996    10,000    6,064              0              16,064           31,963           36,104                  13,365

1995    10,000    5,169              0              15,169           24,196           26,255                  12,996

1994    10,000    4,448              0              14,448           20,938           22,349                  12,635

1993    10,000    4,000              0              14,000           20,633           20,536                  12,326

1992    10,000    3,516              0              13,516           17,903           18,776                  11,957

1991    10,000    2,800              0              12,800           16,120           16,388                  11,588

1990    10,000    1,837              0              11,837           14,092           14,658                  11,047

1989    10,000    835                0              10,835           11,814           11,958                  10,498


Explanatory Notes: With an initial investment of $10,000 in Class I of
Money Market    Portfolio     on March 31, 198   8    , the net amount
invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $17,898.     If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $5,836     for dividends. The fund did not distribute any capital
gains during the period.
During the ten year period ended March 31,    1998    , a hypothetical
$10,000 investment in Class II of Money Market    Portfolio     would
have grown to    $17,834.



   MONEY MARKET PORTFOLIO - CLASS II                                        INDICES

PERIOD
ENDED   VALUE OF         VALUE OF        VALUE OF       TOTAL               S&P 500          DJIA             COST OF
3/31    INITIAL          REINVESTED      REINVESTED     VALUE                                                 LIVING
        $10,000          DIVIDEND        CAPITAL GAIN
        INVESTMENT       DISTRIBUTIONS   DISTRIBUTIONS

1998    $    10,000      $    7,834      $    0         $    17,834         $ 56,682         $ 59,048         $ 13,923

1997       10,000           6,901           0              16,901           38,299           43,439           13,734

1996       10,000           6,055           0              16,055           31,963           36,104           13,365

1995       10,000           5,169           0              15,169           24,196           26,255           12,996

1994       10,000           4,448           0              14,448           20,938           22,349           12,635

1993       10,000           4,000           0              14,000           20,633           20,536           12,326

1992       10,000           3,516           0              13,516           17,903           18,776           11,957

1991       10,000           2,800           0              12,800           16,120           16,388           11,588

1990       10,000           1,837           0              11,837           14,092           14,658           11,047

1989       10,000           835             0              10,835           11,814           11,958           10,498


Explanatory Notes: With an initial investment of $10,000 in Class II
of Money Market    Portfolio     on March 31, 198   8    , the net
amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $17,834.     If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $5,800     for dividends. The fund did not distribute any capital
gains during the period.
During the ten year period ended March 31,    1998    , a hypothetical
$10,000 investment in Class III of Money Market    Portfolio     would
have grown to    $17,683.



   MONEY MARKET PORTFOLIO - CLASS III
   INDICES

   PERIOD
ENDED   VALUE OF         VALUE OF   VALUE OF             TOTAL           S&P 500          DJIA             COST OF
   3/31 INITIAL          REINVESTED REINVESTED           VALUE                                              LIVING
           $10,000    DIVIDEND         CAPITAL GAIN
           INVESTMENT DISTRIBUTIONS DISTRIBUTIONS

1998       $ 10,000   $ 7,683          $ 0                 $ 17,683         $ 56,682         $ 59,048         $ 13,923

1997        10,000     6,775            0                   16,775           38,299           43,439           13,734

1996        10,000     5,951            0                   15,951           31,963           36,104           13,365

1995        10,000     5,103            0                   15,103           24,196           26,255           12,996

1994        10,000     4,431            0                   14,431           20,938           22,349           12,635

1993        10,000     4,000            0                   14,000           20,633           20,536           12,326

1992        10,000     3,516            0                   13,516           17,903           18,776           11,957

1991        10,000     2,800            0                   12,800           16,120           16,388           11,588

1990        10,000     1,837            0                   11,837           14,092           14,658           11,047

1989        10,000     835              0                   10,835           11,814           11,958           10,498


Explanatory Notes: With an initial investment of $10,000 in Class III
of Money Market    Portfolio     on March 31, 198   8    , the net
amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $17,683.     If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $5,715     for dividends. The fund did not distribute any capital
gains during the period.
TAX-EXEMPT    PORTFOLIO
HISTORICAL FUND RESULTS
During the ten year period ended March 31,    1998,     a hypothetical
$10,000 investment in Class I of Tax-Exempt    Portfolio     would
have grown to    $14,899.



   TAX-EXEMPT PORTFOLIO - CLASS I                                           INDICES

PERIOD
ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL                      S&P 500          DJIA             COST OF
3/31   INITIAL     REINVESTED     REINVESTED     VALUE                                                        LIVING
       $10,000     DIVIDEND       CAPITAL GAIN
       INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS

1998   $    10,000 $ 4,899      $    0            $ 14,899         $ 56,682         $ 59,048         $ 13,923

1997      10,000   4,382           0              14,382                  38,299           43,439           13,734

1996      10,000   3,909           0              13,909                  31,963           36,104           13,365

1995+     10,000   3,412           0              13,412                  24,196           26,255           12,996

1994      10,000   2,999           0              12,999                  20,938           22,349           12,635

1993      10,000   2,690           0              12,690                  20,633           20,536           12,326

1992      10,000   2,341           0              12,341                  17,903           18,776           11,957

1991      10,000   1,845           0              11,845                  16,120           16,388           11,588

1990      10,000   1,213           0              11,213                  14,092           14,658           11,047

1989      10,000   561             0              10,561                  11,814           11,958           10,498


+ The fiscal year end of the fund changed from May 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class I of
Tax-Exempt    Portfolio     on March 31, 198   8    , the net amount
invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $14,899    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $3,995     for dividends. The fund did not distribute any capital
gains during the period.
During the ten year period ended March 31,    1998,     a hypothetical
$10,000 investment in Class II of Tax-Exempt    Portfolio     would
have grown to    $14,846.



   TAX-EXEMPT PORTFOLIO - CLASS II                                         INDICES

   PERIOD
ENDED     VALUE OF         VALUE OF   VALUE OF             TOTAL           S&P 500          DJIA             COST OF
   3/31   INITIAL          REINVESTED REINVESTED           VALUE                                              LIVING
             $10,000    DIVIDEND      CAPITAL GAIN
             INVESTMENT DISTRIBUTIONS DISTRIBUTIONS

1998         $ 10,000   $ 4,846          $ 0               $ 14,846         $ 56,682         $ 59,048         $ 13,923

1997          10,000    4,352             0                 14,352           38,299           43,439           13,734

1996          10,000    3,901             0                 13,901           31,963           36,104           13,365

1995+         10,000    3,412             0                 13,412           24,196           26,255           12,996

1994          10,000    2,999             0                 12,999           20,938           22,349           12,635

1993          10,000    2,690             0                 12,690           20,633           20,536           12,326

1992          10,000    2,341             0                 12,341           17,903           18,776           11,957

1991          10,000    1,845             0                 11,845           16,120           16,388           11,588

1990          10,000    1,213             0                 11,213           14,092           14,658           11,047

1989          10,000    561               0                 10,561           11,814           11,958           10,498


+ The fiscal year end of the fund changed from May 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class II
of Tax-Exempt    Portfolio     on March 31, 198   8    , the net
amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $14,846.     If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $3,959     for dividends. The fund did not distribute any capital
gains during the period.
During the ten year period ended March 31,    1998    , a hypothetical
$10,000 investment in Class III of Tax-Exempt Portfolio would have
grown to    $14,810.



   TAX-EXEMPT PORTFOLIO - CLASS III                                        INDICES

   PERIOD
ENDED     VALUE OF         VALUE OF   VALUE OF             TOTAL           S&P 500          DJIA             COST OF
   3/31   INITIAL          REINVESTED REINVESTED           VALUE                                              LIVING
             $10,000    DIVIDEND         CAPITAL GAIN
             INVESTMENT DISTRIBUTIONS DISTRIBUTIONS

1998         $ 10,000   $ 4,810          $ 0               $ 14,810         $ 56,682         $ 59,048         $ 13,923

1997          10,000      4,331           0                 14,331           38,299           43,439           13,734

1996          10,000      3,895           0                 13,895           31,963           36,104           13,365

1995+         10,000      3,412           0                 13,412           24,196           26,255           12,996

1994          10,000      2,999           0                 12,999           20,938           22,349           12,635

1993          10,000      2,690           0                 12,690           20,633           20,536           12,326

1992          10,000      2,341           0                 12,341           17,903           18,776           11,957

1991          10,000      1,845           0                 11,845           16,120           16,388           11,588

1990          10,000      1,213           0                 11,213           14,092           14,658           11,047

1989          10,000      561             0                 10,561           11,814           11,958           10,498


   +     The fiscal year end of the fund changed from May 31 to March
31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class III
of Tax-Exempt    Portfolio     on March 31, 198   8    , the net
amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $14,810    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $3,934     for dividends. The fund did not distribute any capital
gains during the period.
PERFORMANCE COMPARISONS. A    class    's performance may be compared
to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of
distributions, do not take sales charges or    trading     fees into
consideration, and are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a    class    's performance may also be compared
to other mutual funds tracked by financial or business publications
and periodicals. For example,    a class     may quote Morningstar,
Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A    class     may be compared in advertising to Certificates of
Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several
respects. For example, a    fund     may offer greater liquidity or
higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured. Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on
the    Consumer Price Index    ), and combinations of various capital
markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
A    class     may compare its performance or the performance of
securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/Government, which is reported in IBC's MONEY FUND
REPORT(trademark), covers over    427     government money market
funds; IBC MONEY FUND AVERAGES(trademark)/ All Taxable, which is
reported in IBC's MONEY FUND REPORT(trademark), covers over    885
taxable money    markets     funds; and IBC MONEY FUND AVERAGES/ All
Tax   -    Free, which is reported in IBC's MONEY FUND
REPORT(trademark), covers over    438     tax   -    free money
markets funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
   A class may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote the fund's current portfolio manager.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of March 31,    1998    , FMR advised over    $32     billion in
tax-free fund assets,    $103     billion in money market fund
assets,    $449     billion in equity fund assets,    $73     billion
in international fund assets, and    $30     billion in Spartan fund
assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each class    of a fund     may
compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the    Prospectus    , each fund has notified shareholders that it
reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
       DISTRIBUTIONS.    If you request to have distributions mailed
to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders.
   To the extent that a fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received
deduction.     A portion of each fund's dividends derived from certain
U.S. Government securities may be exempt from state and local
taxation.    Each fund will send each shareholder a notice in January
describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
Tax-Exempt    Portfolio     purchases municipal securities whose
interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS
   otherwise     determines that the issuer did not comply with
relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of Tax-Exempt Portfolio's policies of investing so that at least 80% of its income distributions is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on    municipal     bonds purchased with market
discount after April 30, 1993 and short-term capital gains distributed
by    a municipal     fund are taxable to shareholders as dividends,
not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30, 1993 are not considered income for
purposes of Tax-Exempt    Portfolio's     policy of investing so that
at least 80% of its income distributions is free from federal income
tax. Tax-Exempt    Portfolio     may distribute any net realized
short-term capital gains and taxable market discount once a year or
more often, as necessary, to maintain its    NAV     at    $1.00.
It is the current position of the staff of the SEC that a fund that uses the term "tax-exempt" in its name may not derive more than 20% of its income from municipal obligations that pay interest that is a preference item for purposes of the AMT. According to this position,
at least 80% of Tax-Exempt    Portfolio's     income would have to be
exempt from the AMT as well as from federal income taxes.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of the exempt-interest dividend.
CAPITAL GAIN DISTRIBUTIONS. Each fund may distribute any net realized short-term capital gains once a year or more often as necessary, to
maintain its    NAV at $1.00    . The funds do not anticipate
distributing long-term capital gains.
As of March 31,    1998, Treasury Only Portfolio     had a capital
loss carryforward aggregating approximately    $235,000    . This loss
carryforward, of which    $59,000, $115,000, and $61,000     will
expire on March 31,    2002, 2004, and 2005     , respectively, is
available to offset future capital gains.
As of March 31,    1998, Treasury Portfolio     had a capital loss
carryforward aggregating approximately    $724,000.     This loss
carryforward, of which    $342,000 and $382,000     will expire on
March 31,    2002 and 2004    , respectively, is available to offset
future capital gains.
As of March 31,    1998, Government Portfolio     had a capital loss
carryforward aggregating approximately    $997,000    . This loss
carryforward, of which    $240,000, $746,000, and $11,000     will
expire on March 31,    2002, 2003, and 2004    , respectively, is
available to offset future capital gains.
As of March 31,    1998    ,    Domestic Portfolio     had a capital
loss carryforward aggregating approximately    $126,000.     This loss
carryforward, of which    $44,000, $49,000, $32,000 and $1,000
    will expire on March 31,    2001, 2003, 2005 and 2006    ,
respectively, is available to offset future capital gains.
As of March 31,    1998, Money Market Portfolio     had a capital loss
carryforward aggregating approximately    $2,220,000.     This loss
carryforward, of which    $336,000, $898,000, $547,000, $245,000,
$14,000     and    $180,000     will expire on March 31,    2001,
2002, 2003, 2004, 2005 and 2006,     respectively, is available to
offset future capital gains.
As of March 31,    1998, Rated Money Market Portfolio     had a
capital loss carryforward aggregating approximately    $29,000.
This loss carryforward, of which    $5,000, $10,000, and $14,000
    will expire on    March 31, 2004, 2005, and 2006,
respectively,     is        available to offset future capital gains.
As of March 31,    1998, Tax-Exempt Portfolio     had a capital loss
carryforward aggregating approximately    $496,000.     This loss
carryforward,    all     of which        will expire on    May 31,
2005,     is available to offset future capital gains.
STATE AND LOCAL TAX ISSUES. For mutual funds organized as business
trusts, state law provides for a    pass-through     of the state and
local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this pass-through to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some
   agency-backed     securities, may not qualify for this benefit. The
tax treatment of your dividend distributions from a fund will be the same as if you directly owned a proportionate share of the U.S.
Government    securities    . Because the income earned on most U.S.
Government securities is exempt from state and local income taxes, the portion of dividends from a fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities whether such securities are held directly or through a fund.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar
year as well as on a fiscal year basis,    and intends to comply with
other tax rules applicable to regulated investment companies.
Each fund is treated as a separate entity from the other funds,    if
any,     of its trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under
the    Investment Company Act     of 1940 (   1940 Act),     control
of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees, Memb   ers of the Advisory Board,     and executive
officers of    the     trust are listed below. Except as indicated,
each individual has held the office shown or other offices in the same
company for the last five years.    All persons named as Trustees and
Members of the Advisory Board     also serve in similar capacities for
other funds advised by FMR. The business address of each Trustee,
   Member of the Advisory Board,     and officer who is an "interested
person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d    (67)    , Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman
and a Director of    Fidelity Investments Money Management, Inc.
(1998) , Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
J. GARY BURKHEAD    (56)    ,    Member of the Advisory Board (1997),
is Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX    (65)    , Trustee, is    President of RABAR
Enterprises (management consulting-engineering industry    , 1994).
Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of
   USA Waste Services, Inc.     (non-hazardous waste, 1993), CH2M Hill
Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS    (66    ), Trustee. Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES    (54)    , Trustee (1997), is a consultant, author,
and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy
National Security Advisor. Mr. Gates is    a Director of LucasVarity
PLC (automotive components and diesel engines), Charles Draper Laboratory (non-profit), NACCO Industries, Inc. (Mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates is also a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.
E. BRADLEY JONES (   70    ), Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of
First Union Real Estate    Investments. In addition, he serves as
a Trustee of the Cleveland Clinic Foundation, where he has also been a
member of the Executive Committee    as well as Chairman of the Board
and President    , a Trustee and member of the Executive Committee of
University School (Cleveland), and a Trustee of Cleveland Clinic
Florida.
DONALD J. KIRK    (65    ), Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association,
   Director of the Yale-New Haven Health Services Corp. (1998),     a
Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (   55)    , Trustee, is Vice Chairman and Director of
FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (   68    ), Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (   69    ), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and
electronic products)    from 1987-1996 and Brush-Wellman Inc. (metal
refining) from 1983-1997.
MARVIN L. MANN (   64)    , Trustee (1993) is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals,
1993),    Imation Corp. (imaging and information storage, 1997)    ,
and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
   *ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (   69    ), Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).
   BOYCE I. GREER (42), is Vice President of Money Market Funds
(1997), Group Leader of the Money Market Group (1997), Senior Vice President of FMR (1997) and Vice President of FIMM (1998). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997).
   FRED L. HENNING, JR. (58), is Vice President of Fidelity's Fixed-Income Group (1995), Senior Vice President of FMR (1995) and Senior Vice President of FIMM (1998). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
ROBERT LITTERST    (38),     is Vice President of Government
   Portfolio     (1997), Treasury    Portfolio     (1997), Treasury
Only    Portfolio     (1997),    and other funds advised by FMR. Prior
to his current responsibilities, Mr. Litterest has managed a variety of Fidelity funds.
SCOTT A. ORR    (36)    , is Vice President of Tax-Exempt
   Portfolio     (1995)    and other funds advised by FMR. Prior to
his current responsibilities, Mr. Orr has managed a variety of
Fidelity funds.
ROBERT DUBY    (51)    , is Vice President of Rated Money Market
   Portfolio     (1996), Money Market    Portfolio     (1997)    and
other funds advised by FMR. Prior to his current responsibilities, Mr. Duby has managed a variety of Fidelity funds.
   JOHN TODD (49), is Vice President of Domestic Portfolio (1997) and other funds advised by FMR. Prior to his current responsibilities, Mr. Todd has managed a variety of Fidelity funds.
   ERIC D. ROITER (49), Secretary (1998), is Vice President (1998) and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
   RICHARD A. SILVER ( ), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
THOMAS D. MAHER    (53    ), Assistant Vice President, is Assistant
Vice President of Fidelity's Municipal Bond Funds (1996)    and of
Fidelity's Money Market Funds.
JOHN H. COSTELLO    (51    ), Assistant Treasurer, is an employee of
FMR.
LEONARD M. RUSH    (52)    , Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON    (39)    , Assistant Treasurer, is Assistant
Treasurer of Fidelity's municipal bond funds (1996)    and of
Fidelity's Money Market Funds (1996)     and an employee of FMR
(1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for the fiscal year ended March 31,    1998,     or
calendar year ended December 31,    1997    , as applicable.
COMPENSATION TABLE



AGGREGATE
COMPENSATION
FROM A FUND
                                         Edward
   J.      Ralph     Phyllis   Robert    C.      E.        Donald    Peter   William   Gerald   Marvin    Robert Thomas
Gary       F.        Burke     M.        Johnson Bradley   J.        S.      O.        C.       L.        C.     R.
Burkhead** Cox       Davis     Gates***  3d**    Jones     Kirk      Lynch** McCoy**** McDonald Mann      Pozen  Williams

Treasury
$ 0        $ 483    $ 483      $ 496     $ 0     $ 483     $ 483     $ 0     $ 496     $ 603    $ 477     $ 0    $ 483
OnlyB

TreasuryB
0          3,415    3,415      3,505     0       3,415     3,415     0       3,505     4,264    3,369     0      3,415

GovernmentB
0          1,658    1,658      1,699     0       1,658     1,658     0       1,699     2,067    1,636     0      1,658

DomesticB
0          488      488        500       0       488       488       0       500       609      482       0      488

Rated Money
0          156      156        159       0       156       156       0       159       194      154       0      156
MarketB

Money
0          4,030    4,030      4,130     0       4,030     4,030     0       4,130     5,024    3,975     0      4,030
MarketB,C,D

Tax-ExemptB
0          911      911        289       0       911       911       0       289       1,136    899       0      911

TOTAL
$ 0       $ 214,500 $ 210,000  $ 176,000 $ 0     $ 211,500 $ 211,500 $ 0     $ 214,500 $264,500 $ 214,500 $ 0    $214,500
COMPENSAT
ION FROM
THE FUND
COMPLEX*,A


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.
** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.
*** Mr. Gates was elected to the Board of Trustees of Colchester Street Trust on December 17, 1997.
**** Mr. McCoy was elected to the Board of Trustees of Colchester Street Trust on December 17, 1997.
A    Compensation figures include cash, amounts required to be
deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the fund complex as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert
M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.
   B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.
   C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $1,901; Phyllis Burke Davis, $1,901; Robert M. Gates, $1,923; E. Bradley Jones, $1,901; Donald J. Kirk, $1,901; William O. McCoy, $1,923; Gerald C. McDonough, $2,218; Marvin L. Mann, $1,901; and Thomas R. Williams, $1,901.
   D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Thomas R. Williams, $1,586, Money Market Portfolio.
Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the
Plan    are subject to vesting and     are treated as though
equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
   As of March 31, 1998, the Trustees, Members of the Advisory Board, and officers of each class owned, in the aggregate, less than 1% of each class's total outstanding shares.
   As of March 31, 1998, the following owned of record or beneficially 5% or more of each class's outstanding shares:
   Treasury Only Portfolio - Class I: Ropes & Gray, Boston, MA (15.78%); First Union National Bank, Charlotte, NC (15.38%); State Street Bank & Trust Company, Boston, MA (10.51%); Boston Harbor Trust Company, Boston, MA (9.74%); Wein, Malkin & Bettex, New York, NY (5.42%); Fleet National Bank, Providence, RI (5.32%).
   Treasury Only Portfolio - Class II: FBS Investment Services, Inc., Minneapolis, MN (34.41%); The Bank of New York, New York, NY (30.28%); BankBoston, Boston, MA (30.17%).
   Treasury Only Portfolio - Class III: Bankers Trust Company, New York, NY (24.37%); Marquette Trust Company, Golden Valley, MN (23.50%); Safety Fund National Bank, Fitchburg, MA (18.14%); Bank One, N.A., Columbus, OH (8.83%); BankBoston, Boston, MA (7.90%); First Union National Bank, Charlotte, NC (7.76%); Chase Bank of Texas, Houston, TX (6.08%).
   Treasury Portfolio - Class I: The Bank of New York, New York, NY (11.51%); Michigan Public Funds Inv. Trust, Farmington Hills, MI (6.84%); Chase Bank of Texas, Houston, TX (6.22%); First Union National Bank, Charlotte, NC (5.59%).
   Treasury Portfolio - Class II: First Chicago Investment Services, Chicago, IL (41.93%); Corestates Financial Corporation, Philadelphia, PA (24.69%); Chase Bank of Texas, Houston, TX (14.02%); Citicorp Investment Services, New York, NY (10.24%).
   Treasury Portfolio - Class III: The Bank of New York, New York, NY (54.99%); First Tennessee Bank, Memphis, TN, (7.20%); Summit Bank, Hackensack, NJ (6.60%); Chase Bank of Texas, Houston, TX (6.05%); First Union National Bank, Charlotte, NC (5.50%).
   Government Portfolio - Class I: First Tennessee Bank, Memphis, TN (9.38%); State Street Bank & Trust Company, Boston, MA (6.93%); Chase Bank of Texas, Houston, TX (6.25%); Chase Investment Services, New York, NY (6.15%).
   Government Portfolio - Class II: Chase Bank of Texas, Houston, TX (22.33%); First Union National Bank, Charlotte, NC (21.62%); Southwest Bank of Texas N.A., Houston, TX (17.51%); Nationsbank, Charlotte, NC (13.49%); Drovers Bank, York, PA (6.95%); Capital Network Services, Inc., San Francisco, CA (6.70%).
   Government Portfolio - Class III: Chase Bank of Texas, Houston, TX (61.04%); Bank One, N.A., Columbus, OH (16.24%); FBS Investment Services, Inc., Minneapolis, MN (6.58%).
   Domestic Portfolio - Class I: Northeast Utilities, Inc., Hartford, CT (9.09%); Intel Corporation, Santa Clara, CA (7.05%); Chase Bank of Texas, Houston, TX (6.91%); Simmons First National Bank, Pine Bluff, AR (5.57%); Pennsylvania Housing Finance Agency, Harrisburg, PA (5.10%).
   Domestic Portfolio - Class II: BankBoston, Boston, MA (87.66%); Nationsbank, Charlotte, NC (12.33%).
   Domestic Portfolio - Class III: Northwestern Trust Company, Seattle, WA (27.28%); Frost National Bank, San Antonio, TX (22.40); Chase Bank of Texas, Houston, TX (15.69%); First Union National Bank, Charlotte, NC (11.66%); Reliance Trust Company, Atlanta, GA (9.60%); Nationsbank, Charlotte, NC (6.70%); BankBoston, Boston, MA
(5.02%).
   Rated Money Market Portfolio - Class I: Montgomery County, Rockville, MD (11.70%); Metric Partners, Foster City, CA (11.33%); Perini Corporation, Framingham, MA (9.29%); American Bank & Trust Co., Tulsa, OK (6.22%); Independence Mining Company, Denver, CO (5.77%); Fred Alger Management, Inc., New York, NY (5.10%).
   Rated Money Market Portfolio - Class II: BankBoston, Boston, MA
(100.00%).
   Rated Money Market Portfolio - Class III: Chase Bank of Texas, Houston, TX (32.30%); Nationsbank, Charlotte, NC (22.02%); BankBoston, Boston, MA (20.95%); Michigan Public Funds Inv. Trust, Farmington Hills, MI (15.97); The Bank of New York, New York, NY (5.37).
   Money Market Portfolio - Class I: Citibank, N.A., New York, NY (7.21%); Fleet National Bank, Providence, RI (5.44%).
   Money Market Portfolio - Class II: Chase Bank of Texas, Houston, TX (32.56%); BankBoston, Boston, MA (31.15); First Security Bank of Utah, Salt Lake City, UT (20.52%); Nationsbank, Charlotte, NC (9.82%); Southwest Bank of St. Louis, St. Louis, MO (5.93%).
   Money Market Portfolio - Class III: FBS Investment Services, Inc., Minneapolis, MN (34.81%); Chase Bank of Texas, Houston, TX (19.93%); First Union National Bank, Charlotte, NC (10.40%); Security Trust Company, San Diego, CA (6.59%); Fidelity National Bank, Atlanta, GA (6.20%); Nationsbank, Charlotte, NC (6.00%).
   Tax-Exempt Portfolio - Class I: Fleet National Bank, Providence, RI (17.67); BankBoston, Boston, MA (6.53%); First Tennessee Bank, Memphis, TN (6.52).
   Tax-Exempt Portfolio - Class II: Nationsbank, Charlotte, NC (47.40%); Indiana National Bank, Indianapolis, IN (25.64%); BankBoston, Boston, MA (18.51%).
   Tax-Exempt Portfolio - Class III: FBS Investment Services, Inc., Minneapolis, MN (69.95%); First Chicago NBD Corp., Chicago, IL (9.73%); Marquette Trust Company, Golden Valley, MN (5.64%).
   A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.
MANAGEMENT CONTRACTS
   FMR is each fund's manager pursuant to management contracts dated May 30, 1993 for Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio; January 29, 1992 for Tax-Exempt Portfolio; May 31, 1997 for Treasury Only Portfolio; and January 1, 1998 for Rated Money Market Portfolio, which were approved by shareholders on November 18, 1992, November 13, 1991, May 9, 1997 and December 30, 1997, respectively.
   On May 9, 1997 (for Treasury Only Portfolio) and on December 30, 1997 (for Rated Money Market Portfolio) shareholders of each fund approved changes in each fund's respective management contract. The prior contracts, dated September 30, 1993 and December 29, 1994, were approved by shareholders on March 24, 1993 and December 8, 1994, for Treasury Only Portfolio and Rated Money Market Portfolio, respectively. Under the prior contracts, each fund paid FMR an all-inclusive management fee rate at an annual rate of 0.42% of the fund's average net assets, and FMR paid all of the fund's other expenses with certain exceptions (such as Rule 12b-1 fees). Under the new contracts, the management fee rate is 0.20% of each fund's average net assets and each fund (rather than FMR) pays all other expenses.
MANAGEMENT SERVICES. Each fund employs FMR to furnish investment advisory and other services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the
registration of each fund's shares under federal    securities
laws     and    making necessary filings under     state
   securities     laws; developing management and shareholder services
for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES.    In addition to the management fee
payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping
agent     each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract
   further     provides that the fund will pay for typesetting,
printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund, or each class thereof, as applicable, include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares
under federal    securities laws     and    making necessary filings
under     state securities laws. Each fund is also liable for such
non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEES.    For the services of FMR under each management
contract, each fund pays FMR a monthly management fee at the annual rate of 0.20% of its average net assets throughout the month.
The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund                                   Fiscal Year Ended March 31  Management Fees Paid to FMR

Treasury Only    Portfolio+               1998                        $ 2,858,388

                                       1997                           $ 5,400,564*

                                       1996                           $ 5,448,560*

Treasury    Portfolio                     1998                        $ 16,809,807

                                       1997                           $ 18,662,472

                                       1996                           $ 13,337,040

Government    Portfolio                   1998                        $ 8,427,180

                                       1997                           $ 7,316,191

                                       1996                           $ 6,905,768

Domestic    Portfolio                     1998                        $ 2,486,885

                                       1997                           $ 2,567,679

                                       1996                           $ 1,924,309

Rated Money Market    Portfolio++         1998                        $ 1,408,420

                                       1997                           $ 1,289,421*

                                       1996**                         $ 714,940*

                                          1995***                     $ 1,352,919*

Money Market    Portfolio                 1998                        $ 20,235,151

                                       1997                           $ 18,446,400

                                       1996                           $ 13,337,921

Tax-Exempt    Portfolio                   1998                        $ 4,572,721

                                       1997                           $ 4,268,633

                                       1996                           $ 3,883,600


+        These numbers reflect management fees paid under the fund's prior contract that was in effect through May 31, 1997.
   ++ These numbers reflect management fees paid under the fund's prior contract that was in effect through December 31, 1997.
* After reduction of fees and expenses paid by the fund to the non-interested trustees.
** Fiscal period September 1, 1995 to March 31, 1996
*** Fiscal year ended August 31, 1995
FMR may, from time to time, voluntarily reimburse all or a portion of
a class's    operating     expenses (exclusive of interest, taxes,
brokerage commissions, and extraordinary expenses)    which is subject
to revision or termination    . FMR retains the ability to be repaid
for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a class's total returns and yield, and repayment of the reimbursement by a class will lower its total returns and yield.
   During the past three fiscal years, FMR voluntarily agreed, subject to revision or termination, to reimburse the funds if and to the extent that the fund's aggregate operating expenses, including management fees but excluding any applicable 12b-1 fees, were in excess of an annual rate of its average net assets. The table below shows the period of reimbursement and levels of expense limitations for the applicable funds; the dollar amount of management fees incurred under each fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for each period.

                              Periods of                    Aggregate   Fiscal    Management Fee  Amount of
                              Expense Limitation            Operating   Years     Before             Management Fee
                               From To                      Expense     Ended     Reimbursement   Reimbursement
                                                            Limitation  March 31

Treasury Only Portfolio       Ju   ly     1, 1995  current  0.20%       1998      $ 2,858,388     $ 1,103,217

                                                                        1997      $ 5,400,564*    $ 2,8   37,362

                                                                        1996      $ 5,448,560*    $ 2,856,829

Treasury Portfolio            July 1, 1995         current  0.20%       1998      $ 16,809,807    $ 4,056,841

                                                                        1997      $ 18,662,472    $    4,417,486

                                                                        1996      $ 13,337,040    $    3,272,965

Government Portfolio          July 1, 1995         current  0.20%       1998      $ 8,427,180     $ 2,734,302

                                                                        1997      $ 7,316,191     $    2,313,930

                                                                        1996      $ 6,905,768     $    1,810,837

Domestic Portfolio            July 1, 1995         current  0.20%       1998      $ 2,486,885     $ 815,276

                                                                        1997      $ 2,567,679     $    1,040,947

                                                                        1996      $ 1,924,309     $    812,447

Rated Money Market Portfolio     July     1, 1995  current  0.20%       1998      $ 1,408,420     $ 728,930

                                                                        1997      $ 1,289,421*    $ 6   83,902

                                                                        1996**    $ 714,940*      $    255,565

                                                                        1995***   $ 1,352,919*    $    0

Money Market Portfolio        July 1, 1995         current  0.18%       1998      $ 20,235,151    $ 6,929,834

                                                                        1997      $ 18,446,400    $ 8,91   4,954

                                                                        1996      $ 13,337,921    $ 7,536,472

Tax-Exempt Portfolio          July 1, 1995         current  0.20%       1998      $ 4,572,721     $ 1,361,100

                                                                        1997      $ 4,268,633     $    1,682,003

                                                                        1996      $ 3,883,600     $    1,281,732


* After reduction of fees and expenses paid by the fund to the non-interested Trustees.
** Fiscal period September 1, 1995 to March 31, 1996
*** Fiscal year ended August 31, 1995.
SUB-ADVISER. FMR has entered into a sub-advisory agreement with
   FIMM     pursuant to which    FIMM     has primary responsibility
for providing portfolio investment management services to the
funds.    Previously, FMR Texas Inc. (FMR Texas) had primary
responsibility for providing investment management services to the funds. On January 23, 1998, FMR Texas was merged into FIMM, which succeeded to the operations of FMR Texas.
   Under the terms of the sub-advisory agreements, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
   Fees paid to FMR Texas Inc. and FIMM by FMR on behalf of each fund for the past three fiscal years are shown in the table below.

Fund                                 Fiscal Year Ended March 31  Fees Paid to F   MR Texas         Fees Paid to FIMM

Treasury Only    Portfolio              1998                        $ 1,214,003                 $ 215,191

                                     1997                           $ 2,700,282                 $ 0

                                     1996                           $ 2,724,280                 $ 0

Treasury    Portfolio                   1998                        $ 6,911,829                 $ 1,493,075

                                     1997                           $ 9,331,236                 $ 0

                                     1996                           $ 6,668,520                 $ 0

Government    Portfolio                 1998                        $ 3,391,600                 $ 821,990

                                     1997                           $ 3,658,096                 $ 0

                                     1996                           $ 3,452,884                 $ 0

Domestic    Portfolio                   1998                        $ 990,351                   $ 253,092

                                     1997                           $ 1,283,840                 $ 0

                                     1996                           $ 962,155                   $ 0

   Rated Money Market Portfolio         1998                        $ 615,305                   $ 88,905

                                     1997                           $ 644,711                   $ 0

                                     1996*                          $ 357,470                   $ 0

                                     1995**                         $ 676,460                   $ 0

Money Market    Portfolio               1998                        $ 8,031,310                 $ 2,086,266

                                     1997                           $ 9,223,200                 $ 0

                                     1996                           $ 6,668,961                 $ 0

Tax-Exempt    Portfolio                 1998                        $ 1,849,770                 $ 436,591

                                     1997                           $ 2,134,317                 $ 0

                                     1996                           $ 1,941,800                 $ 0


   * Fiscal period September 1, 1995 to March 31, 1996
   ** Fiscal year ended August 31, 1995
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved a Distribution and Service    Plans     on
behalf of Class I, Class II and Class III of each fund pursuant to
Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the
Trustees, allow Class I, Class II and Class III of the funds and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.
Pursuant to each Class II Plan, FDC is paid a monthly distribution fee at an annual rate of 0.15% of Class II's average net assets determined at the close of business on each day throughout the month.
Pursuant to each Class III Plan, FDC is paid a monthly distribution
fee at an annual rate of 0.2   5    % of Class III's average net
assets determined at the close of business on each day throughout the month.
   Currently, the full amount of distribution fees paid by Class II and Class III is reallowed to investment professionals (including FDC)
as compensation for their services in connection with the distribution of Class II or Class III shares, as applicable, and for providing support services to Class II or Class III shareholders, as applicable, based upon the level of services provided.
   For the fiscal year ended March 31, 1998, Class II of each fund paid FDC the following distribution fees:
Fund                          Fees paid to FDC         Fees retained by FDC

Treasury Only Portfolio       $    77,026                 $ 18,660*

Treasury Portfolio            $        436,029            $ 76,560*

Government Portfolio          $        174,   3    17     --

Domestic Portfolio            $        16,366             --

Rated Money Market Portfolio  $        41,909             --

Money Market Portfolio        $        146,987            --

Tax-Exempt Portfolio          $        62,927             --

   For the fiscal year ended March 31, 1998, Class III of each fund paid FDC the following distribution fees:
Fund                          Fees paid to FDC    Fees retained by FDC

Treasury Only Portfolio       $        159,095       --

Treasury Portfolio            $        8,297,121     --

Government Portfolio          $        1,730,202     $ 10,020*

Domestic Portfolio            $        213,409       --

Rated Money Market Portfolio  $        116,323       --

Money Market Portfolio        $        1,461,065     --

Tax-Exempt Portfolio          $        97,356        --

* Amounts represent fees paid to FDC but not yet reallowed to investment professionals as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to investment professionals. As of March 31, 1998, amounts not eligible for
   reallowance     were held in an FDC account.
Under    each     Class I Plan, if the payment of management fees by
the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan.
   Each     Class I Plan specifically recognizes that FMR may use its
management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the
distribution of Class I shares. In addition,    each     Class I Plan
provides that FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of Class I shares, or provide shareholder support services. Currently, the Board of Trustees has authorized such payments for Class I shares.
Under    each     Class II and Class III Plan, if the payment of
management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is
authorized by the Plan.    Each     Class II and    Class     III Plan
specifically recognizes that FMR may use its management fee revenue, as well as its past profits, or its other resources, to pay FDC for expenses incurred in connection with the distribution of Class II or
   Class     III shares, including payments made to third parties that
engage in the sale of Class II    or     Class III shares or to third
parties, including banks, that render shareholder support services.
Currently, the Board of Trustees has authorized such payments    for
    Class II and Class III shares.
   Payments made by FMR through FDC to third parties for the fiscal year ended March 31, 1998 amounted to the following amounts (rounded to the nearest $1,000):

   Fund                                 Class I               Class II             Class III

   Treasury Only Portfolio              $ 146,000             $ 3,000              $ 6,000

   Treasury Portfolio                   $ 97,000              $ 3,000              $ 31,000

   Government Portfolio                 $ 96,000              $ 3,000              $ 94,000

   Domestic Portfolio                   $ 17,000              $ 1,000              $ 4,000

   Rated Money Market Portfolio         --                    --                   --

   Money Market Portfolio               $ 114,000             $ 8,000              $ 36,000

   Tax-Exempt Portfolio                 $ 28,000              $ 2,000              $ 2,000


Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will
benefit    the applicable class of the     fund and its shareholders.
In particular, the Trustees noted that each Class I Plan does not
authorize payments by Class I of    the     fund other than those made
to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
   Each     Class II and    Class     III Plan does not provide for
specific payments by Class II and    Class     III of any of the
expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.
The Class I plans were approved by shareholders of Class I of each of
Treasury    Portfolio    , Government    Portfolio    , Domestic
   Portfolio    , and Money Market    Portfolio     on November 18,
1992, by shareholders of Class I of Tax-Exempt    Portfolio     on
November 30, 1991; by shareholders of Class I of Treasury Only
   Portfolio     on May 9, 1997, and by shareholders of Class I of
Rated Money Market    Portfolio     on December 8, 1994. Each Class I
plan was approved by shareholders, in connection with a reorganization
transaction on May 30, 1993 for Treasury    Portfolio    , Government
   Portfolio    , Domestic    Portfolio    , and Money Market
   Portfolio    ; January 29, 1992 for Tax-Exempt    Portfolio    ,
May 30, 1997 for Treasury Only    Portfolio    , and December 29, 1994
for Rated Money Market    Portfolio    , pursuant to an Agreement and
Plan of Conversion.
The Class II plans were approved by FMR as the then sole shareholder
of Class II of each of Treasury    Portfolio    , Government
   Portfolio    , Domestic    Portfolio    , Rated Money Market
   Portfolio     and Tax-Exempt    Portfolio     on October 31, 1995.
The Class II plan for Treasury Only    Portfolio     was approved by
shareholders of Class II on May 9, 1997. The Class II plan for
Treasury Only    Portfolio     was approved by shareholders, in
connection with a reorganization transaction on May 30, 1997, pursuant to an Agreement and Plan of Conversion.
The Class III plan for Treasury    Portfolio     was approved by FMR
as the then sole shareholder on October 22, 1993. The Class III plan
for Government    Portfolio     was approved by FMR as the then sole
shareholder on April 4, 1994. The Class III plan for Domestic
   Portfolio     was approved by FMR as the then sole shareholder on
July 19, 1994. The Class III plan for Money Market    Portfolio
was approved by FMR as the then sole shareholder on November 17, 1993.
The Class III plans for Tax-Exempt    Portfolio    , and Rated Money
Market    Portfolio     were approved by FMR as the then sole
shareholder on October 31, 1995. The Class III plan for Treasury Only
   Portfolio     was approved by shareholders of Class III on May 9,
1997. The Class III plan for Treasury Only    Portfolio was
approved by shareholders, in connection with a reorganization transaction on May 30, 1997, pursuant to an Agreement and Plan of Conversion.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
   Each class of the Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Rated Money Market Portfolio and Money Market Portfolio (the Taxable Funds) has entered into a transfer agent agreement with FIIOC, an affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.
   Each class of Tax-Exempt Portfolio has entered into a transfer agent agreement with UMB. Under the terms of the agreements, UMB provides transfer agency, dividend disbursing, and shareholder services for each class of the fund. UMB in turn has entered into sub-transfer agent agreements with FIIOC. Under the terms of the sub-agreements, FIIOC performs all processing activities associated with providing these services for each class of the fund and receives all related transfer agency fees paid to UMB.
Fo   r providing transfer agency services, FIIOC receives an
asset-based fee paid monthly with respect to each account in a fund.

   FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
   Each of the Taxable Funds has also entered into a service agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund and maintains each fund's portfolio and general accounting records.
   Tax-Exempt Portfolio has also entered into a service agent agreement with UMB. Under the terms of the agreement, UMB provides pricing and bookkeeping services for the fund. UMB in turn has entered into a sub-service agent agreements with FSC. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of the fund and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.
   For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are .0175% of the first $500 million of average net assets and .0075% of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $40,000 and a maximum of $800,000 per year.
Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three
fiscal years    are shown in the table below.

Fund                          1998              1997              1996

Treasury Only Portfolio          $ 116,314      N/A               N/A

Treasury Portfolio               $ 682,117         $ 757,887         $ 550,798

Government Portfolio             $ 366,891         $ 328,522         $ 309,220

Domestic Portfolio               $ 143,578         $ 148,284         $ 122,381

Rated Money Market Portfolio     $ 20,711       N/A               N/A

Money Market Portfolio           $ 786,055         $ 727,821         $ 551,158

Tax-Exempt Portfolio             $ 288,482         $ 277,016         $ 249,803


Each fund has entered into a distribution agreement with FDC, an affiliate of FMR organized as a Massachusetts corporation on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DESCRIPTION OF THE    TRUST
TRUST ORGANIZATION.    Each fund     is a fund of    Colchester Street
Trust    , an open-end management investment company organized as a
Massachusetts business trust on    November 10, 1991    , pursuant to
a Declaration of Trust that was amended and restated on April 9, 1985. On May 30, 1993, the trust was converted to a Delaware business trust pursuant to an agreement approved by shareholders on November 18, 1992. The Delaware trust, which was organized on June 20, 1991 under
the name Fidelity Government        Securities Fund, succeeded to the
name Fidelity Institutional Cash Portfolios II on May 28, 1993, and then to the name Fidelity Institutional Cash Portfolios on May 28,
1993    and then to the name Colchester Street Trust on May 29,
1998    . Currently, there are seven funds of    Colchester Street
Trust    : Treasury Only    Portfolio    , Treasury    Portfolio    ,
Government    Portfolio    , Domestic    Portfolio    , Rated Money
Market    Portfolio    , Money Market    Portfolio     and Tax-Exempt
   Portfolio    . The Trust Instrument permits the Trustees to create
additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the    trust     received for the issue or sale of
shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust.
Expenses with respect to the    trust     are to be allocated in
proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The
officers of the    trust    , subject to the general supervision of
the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of
the     trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY.    The     trust is a business
trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law
on this point. The Trust    Instrument     contains an express
disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust and requires that a disclaimer be given in each contract entered into or executed by the trust or the
Trustees. The Trust    Instrument     provides for indemnification out
of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust
   Instrument     also    provides     that each fund shall, upon
request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust    Instrument     further    provides     that the Trustees,
if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities. VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
The trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the fund or trust]; however, the Trustees may, without prior shareholder approval, change the form of organization of the trust by merger, consolidation, or
incorporation. If not so terminated    or reorganized    , the trust
and its funds will continue indefinitely.
Under the Trust    Instrument    , the Trustees may, without
shareholder vote, cause the trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust registration statement. Each fund may invest all of its assets in another investment company.
CUSTODIAN. The Bank of New York, 110 Washington Street, New York, New
York, is custodian of the assets of    the Taxable Funds    . UMB
Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of
the assets of Tax-Exempt    Portfolio    . Each custodian is
responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. A custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of its custodian and may purchase securities from or sell securities to its custodian. The Chase Manhattan Back, headquartered in New York, also may serve as a special purpose
custodian of certain assets of    the Taxable Funds     in connection
with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITORS.    Coopers & Lybrand L.L.P.    ,    One Post Office Square,
Boston, Massachusetts     serves as Treasury Only    Portfolio's    ,
Rated Money Market    Portfolio's     and Tax-Exempt
   Portfolio's     independent accountant.    Price Waterhouse
LLP    ,    160 Federal Street, Boston, Massachusetts     serves as
Treasury    Portfolio's    , Government    Portfolio's,     Domestic
   Portfolio's,     and Money Market    Portfolio's     independent
accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the
fiscal year ended March 31,    1998,     and reports of the auditors,
are included in the funds' Annual Report, which is a separate report supplied with this SAI. The funds' financial statements, including the financial highlights, and reports of the auditors are incorporated herein by reference. For a free additional copy of the funds' Annual Report, contact Client Services at 1-800-843-3001, 82 Devonshire Street, Boston, MA 02109.
APPENDIX
The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
       DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF MUNICIPAL
OBLIGATIONS
   Moody's ratings for short-term municipal obligations will be designated Moody's Investment Grade ("MIG"). A two-component rating is assigned to variable rate demand obligations. The first component represents an evaluation of the degree of risk associated with scheduled principal repayment and interest payments and is designated by a long-term rating, e.g., "Aaa" or "A." The second component represents an evaluation of the degree of risk associated with the demand feature and is designated "VMIG."
       MIG 1/VMIG 1    - This designation denotes best quality. There
is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.
       MIG 2/VMIG 2    - This designation denotes high quality.
Margins of protection are ample although not so large as in the preceding group.
       DESCRIPTION OF STANDARD & POOR'S RATINGS OF MUNICIPAL
NOTES
   Municipal notes maturing in three years or less will likely receive a "note" rating symbol. Notes that have a put option or demand feature are assigned a dual rating. The first rating addresses the likelihood of repayment of principal and payment of interest due and for short-term obligations is designated by a note rating symbol. The second rating addresses only the demand feature, and is designated by a commercial paper rating symbol, e.g., "A-1" or "A-2."
       SP-1    - Strong capacity to pay principal and interest. Issues
determined to possess very strong characteristics are given a plus (+) designation.
       SP-2    - Satisfactory capacity to pay principal and interest,
with some vulnerability to adverse financial and economic changes over the term of the notes.
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF COMMERCIAL PAPER Moody's assigns short-term debt ratings to obligations which have an original maturity not exceeding one year.
Issuers rated PRIME-1 (or related supporting institutions) have a superior ability for repayment of principal and payment of interest. Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of principal and payment of interest.
DESCRIPTION OF STANDARD & POOR'S    RATINGS OF     COMMERCIAL PAPER
Debt issues considered short-term in the relevant market may be assigned a Standard & Poor's commercial paper rating.
A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          Colchester Street Trust                  (formerly Fidelity
Institutional Cash Portfolios)

 PART C - OTHER INFORMATION
Item 24.    Financial Statement and Exhibits.
    (a) 1. Financial Statements and Financial Highlights, included in the Annual Report for Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio for the fiscal year ended March 31, 1998, are included in the funds' prospectuses, are incorporated by reference into the funds' statement of additional information and were filed on May 26, 1998 pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
        2. Financial Statements and Financial Highlights, included in the Annual Report for Rated Money Market Portfolio and Tax-Exempt Portfolio for the fiscal year ended March 31, 1998, are included in the funds' prospectuses, are incorporated by reference into the funds' statement of additional information and were filed on May 27, 1998 for Fidelity Money Market Trust (File No. 811-2861) and Fidelity Institutional Tax-Exempt Cash Portfolios (File No. 811-3407) respectively, pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
 (b) Exhibits
  1. (a) Trust Instrument, dated June 20, 1991 was electronically filed and is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 26.
   (b) Certificate of Trust, dated June 20, 1991 was electronically filed and is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 26.
   (c) Certificate of Amendment of Fidelity Government Securities Fund to Fidelity Institutional Cash Portfolios II, dated May 28, 1993 was electronically filed and is incorporated herein by reference to
Exhibit 1(c) to Post-Effective Amendment No. 26.
   (d) Certificate of Amendment of Fidelity Institutional Cash Portfolios II to Fidelity Institutional Cash Portfolios, dated May 28, 1993 was electronically filed and is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 26.
   (e) Supplement to Trust Instrument of Fidelity Institutional Cash Portfolios, dated March 31, 1997, is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 35.
   (f) Supplement to Trust Instrument of Fidelity Institutional Cash Portfolios, dated January 26, 1998 is incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 36.
  2. Bylaws of the Trust effective May 19, 1994 were electronically filed and are incorporated herein by reference to Exhibit 2(a) to Union Street Trust II's Post-Effective Amendment No. 10. (File No. 33-43757).
  3. Not applicable.
  4. Not applicable.
  5. (a) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Money Market Portfolio and Fidelity Management & Research Company, dated May 30, 1993, was electronically filed and is incorporated herein by reference to
Exhibit 5(a) to Post-Effective Amendment No. 26.
   (b) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): U.S. Government Portfolio (currently Government Portfolio) and Fidelity Management & Research Company, dated May 30, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 26.
   (c) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): U.S. Treasury Portfolio II (currently Treasury Portfolio) and Fidelity Management & Research Company, dated May 30, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 26.
   (d) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Domestic Money Market Portfolio and Fidelity Management & Research Company, dated May 30, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 26.
   (e) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): U.S. Treasury Portfolio II (currently Treasury Portfolio) and FMR Texas Inc., dated May 30, 1993, was electronically filed and is incorporated herein by reference to
Exhibit 5(g) to Post-Effective Amendment No. 26.
   (f) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): U.S. Government Portfolio (currently Government Portfolio) and FMR Texas Inc., dated May 30, 1993, was electronically filed and is incorporated herein by reference to
Exhibit 5(h) to Post-Effective Amendment No. 26.

   (g) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Domestic Money Market Portfolio and FMR Texas Inc., dated May 30, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 26.
   (h) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Money Market Portfolio and FMR Texas Inc., dated May 30, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 26.
   (i) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Treasury Only and FMR Texas Inc., dated May 30, 1997, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 36.
   (j) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Treasury Only, and Fidelity Management & Research Company, dated May 30, 1997, is incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No.36.
   (k) Form of Management Contract between Colchester Street Trust on behalf of Rated Money Market Portfolio and Fidelity Management & Research Company is filed herein as Exhibit 5(k).
   (l) Form of Sub-Advisory Agreement between Fidelity Management & Research Company on behalf of Colchester Street Trust: Rated Money Market Portfolio and Fidelity Investments Money Management, Inc. is filed herein as Exhibit 5(l).
   (m) Form of Management Contract between Colchester Street Trust on behalf of Tax-Exempt Portfolio and Fidelity Management & Research Company is filed herein as Exhibit 5(m).
   (n) Form of Sub-Advisory Agreement between Fidelity Management & Research Company on behalf of Colchester Street Trust: Tax-Exempt Portfolio and Fidelity Investments Money Management, Inc. is filed herein as Exhibit 5(l).
  6. (a) General Distribution Agreement between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): U.S. Treasury Portfolio II (currently Treasury Portfolio) and Fidelity Distributors Corporation, dated May 30, 1993, was electronically filed and is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 26.
   (b) General Distribution Agreement between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): U.S. Government Portfolio (currently Government Portfolio) and Fidelity Distributors Corporation, dated May 30, 1993, was electronically filed and is incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 26.
   (c) General Distribution Agreement between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Domestic Money Market Portfolio and Fidelity Distributors Corporation, dated May 30, 1993, was electronically filed and is incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 26.
   (d) General Distribution Agreement between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Money Market Portfolio and Fidelity Distributors Corporation, dated May 30, 1993, was electronically filed and is incorporated herein by reference to
Exhibit 6(e) to Post-Effective Amendment No. 26.
   (e) Specimen of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Fidelity Institutional Money Market Funds was electronically filed and is incorporated by reference to Exhibit 6(e) to Post-Effective Amendment No. 32.
   (f) Specimen of Service Contract (Administrative and Recordkeeping Services Only) between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Fidelity Institutional Money Market Funds was electronically filed and is incorporated by reference to Exhibit 6(f) to Post-Effective Amendment No. 32.
   (g) Form of Bank Agency Agreement (most recently revised January,
1997) is filed herein as Exhibit 6(g).
   (h) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January 1997) is filed herein as Exhibit 6(h).

   (i) Form of Selling Dealer Agreement (most recently revised January
1997) is electronically filed herein as Exhibit 6(i).
   (j) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
   (k) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated October 1, 1996, is incorporated herein by reference to Exhibit 6(g) of Daily Money Fund's Post-Effective Amendment No. 40 (File No. 2-77909).
   (l) Form of General Distribution Agreement between Colchester Street Trust: Rated Money Market Portfolio is filed herein as Exhibit 6(l).
   (m) Form of General Distribution Agreement between Colchester Street Trust: Tax-Exempt Portfolio is filed herein as Exhibit 6(m).
   (n) Form of General Distribution Agreement between Colchester Street Trust: Treasury Only Portfolio is filed herein as Exhibit 6(n).
                    7. (a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
 (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
  8. (a) Form of Custodian Agreement, Appendix A, Appendix B and Appendix C between The Bank of New York and the Registrant are filed herein as Exhibit 8(a).
   (b) Form of Fidelity Group Repo Custodian Agreement and Schedule 1 among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant are filed herein as Exhibit 8(b).
   (c) Form of Fidelity Group Repo Custodian Agreement and Schedule 1 among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant are filed herein as Exhibit 8(c).
   (d) Form of Joint Trading Account Custody Agreement and First Amendment between the The Bank of New York and the Registrant are filed herein as Exhibit 8(d).
  9. Not applicable.
  10. Not applicable.
  11(a) Consent of Coopers & Lybrand L.L.P. for Treasury Only
Portfolio, Rated Money Market      Portfolio and Tax-Exempt Portfolio
is filed herein as Exhibit 11(a).
     (b) Consent of Price Waterhouse LLP for Treasury Portfolio,
Government Portfolio, Domestic      Portfolio and Money Market
Portfolio is filed herein as Exhibit 11(b).
  12. Not applicable.
  13. Not applicable.
 (14)(a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
 (j) (j)Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
 (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (q) Fidelity SIMPLE-IRAPlan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is incorporated herein by reference to Exhibit 14(q) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
  15. (a) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Money Market (currently Money Market Portfolio), is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 35.
   (b) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Government (currently Government Portfolio), is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 35.
   (c) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Treasury (currently Treasury Portfolio), is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 35.
   (d) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Domestic (currently Domestic Portfolio), is incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 35.
   (e) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Money Market Class II (currently Money Market Portfolio Class
II), is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 35.
   (f) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Government Class II (currently Government Portfolio Class II), is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 35.
   (g) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Treasury Class II (currently Treasury Portfolio Class II), is incorporated herein by reference to Exhibit 15(g) to Post-Effective Amendment No. 35.
   (h) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Domestic Class II (currently Domestic Portfolio Class II), is incorporated herein by reference to Exhibit 15(h) to Post-Effective Amendment No. 35.
   (i) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Money Market Class III, (currently Money Market Portfolio Class III) is incorporated herein by reference to Exhibit 15(i) of Post-Effective Amendment No. 35.
   (j) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Government Class III (currently Government Portfolio Class
III), is incorporated herein by reference to Exhibit 15(j) to Post-Effective Amendment No. 35.
   (k) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Treasury Class III (currently Treasury Portfolio Class III), is incorporated herein by reference to Exhibit 15(k) to Post-Effective Amendment No. 35.
   (l) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Domestic Class III (currently Domestic Portfolio Class III), is incorporated herein by reference to Exhibit 15(l) to Post-Effective Amendment No. 35.
   (m) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Treasury Only Class I, is incorporated herein by reference to
Exhibit 15(m) of Post-Effective Amendment 35.
   (n) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Treasury Only Class II, is incorporated herein by reference to
Exhibit 15(n) of Post-Effective Amendment 35.
   (o) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional cash Portfolios (currently Colchester Street Trust): Treasury Only Class III, is incorporated herein by reference to Exhibit 15(o) of Post-Effective Amendment 35.
   (p) Distribution and Service Plan pursuant to Rule 12b-1, for Colchester Street Trust: Rated Money Market Portfolio Class I is filed herein as Exhibit 15(p).
   (q) Distribution and Service Plan pursuant to Rule 12b-1, for Colchester Street Trust: Rated Money Market Portfolio Class II is filed herein as Exhibit 15(q).
   (r) Distribution and Service Plan pursuant to Rule 12b-1, for Colchester Street Trust: Rated Money Market Portfolio Class III is filed herein as Exhibit 15(r).
   (s) Distribution and Service Plan pursuant to Rule 12b-1, for Colchester Street Trust: Tax-Exempt Portfolio Class I is filed herein as Exhibit 15(s).
   (t) Distribution and Service Plan pursuant to Rule 12b-1, for Colchester Street Trust: Tax-Exempt Portfolio Class II is filed herein as Exhibit 15(t).
   (u) Distribution and Service Plan pursuant to Rule 12b-1, for Colchester Street Trust: Tax-Exempt Portfolio Class III is filed herein as Exhibit 15(u).
 16. Schedules and data points for cumulative and average total returns and 7-day, effective, and tax-equivalent yields for U.S. Treasury Portfolio were electronically filed and are incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 26.
 17. Financial Data Schedules are filed herein as Exhibit 27.
 18. (a) A Multiple Class of Shares Plan for Fidelity Institutional Money Market Funds, dated
  March 19, 1998, is filed herein as Exhibit 18(a).
  (b) Schedule I, March 19, 1998, to the Multiple Class of Shares Plan for Fidelity
  Institutional Money Market Funds, dated March 19, 1998, is filed herein as Exhibit 18(b).
Item 25.  Persons Controlled by or under Common Control with
Registrant
 The Board of Trustees of the Registrant is the same as the boards of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26.  Number of Holders of Securities
  Title of Class:  Shares of Beneficial Interest as of March 31, 1998
  Name of Series                         Number of Record Holders
  Treasury Only Portfolio Class I        2,305
  Treasury Only Portfolio Class II       51
  Treasury Only Portfolio Class III      263
  Treasury Portfolio Class I             1,697
  Treasury Portfolio Class II            90
  Treasury Portfolio Class III           688
  Government Portfolio Class I           834
  Government Portfolio Class II          82
  Government Portfolio Class III         1,629
  Domestic Portfolio Class I             489
  Domestic Portfolio Class II            15
  Domestic Portfolio Class III           100
  Money Market Portfolio Class I         1,866
  Money Market Portfolio Class II        156
  Money Market Portfolio Class III       921
  Rated Money Market Portfolio Class I   981
  Rated Money Market Portfolio Class II  30
  Rated Money Market Portfolio Class III 100
  Tax-Exempt Portfolio Class I           581
  Tax-Exempt Portfolio Class II          36
  Tax-Exempt Portfolio Class III         47
Item 27.  Indemnification
 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument states that the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer, or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of their own disabling conduct.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Portfolio for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Advisor

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and Director of FMR; President
                           and Chief Executive Officer of FMR Corp.; Chairman
                           of the Board and Director of FMR Corp., FIMM, FMR
                           U.K., and FMR FAR EAST; Chairman of the Executive
                           Committee of FMR; Director of Fidelity Investments
                           Japan Limited; President and Trustee of funds advised
                           by FMR.



Robert C. Pozen            President and Director of FMR; Senior Vice President
                           and Trustee of funds advised by FMR; President and
                           Director of FIMM, FMR U.K., and FMR FAR EAST;
                           Previously, General Counsel, Managing Director, and
                           Senior Vice President of FMR Corp.



Peter S. Lynch             Vice Chairman of the Board and Director of FMR.



Marta Amieva               Vice President of FMR.



John H. Carlson            Vice President of FMR and of funds advised by FMR.



Dwight D. Churchill        Senior Vice President of FMR and Vice President of
                           Bond Funds advised by FMR; Vice President of FIMM.



Brian Clancy               Vice President of FMR and Treasurer of FMR, FIMM,
                           FMR U.K., and FMR FAR EAST.



Barry Coffman              Vice President of FMR.



Arieh Coll                 Vice President of FMR.



Stephen G. Manning         Assistant Treasurer of FMR, FIMM, FMR U.K., FMR
                           FAR EAST; Treasurer of FMR Corp.



William Danoff             Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle          Vice President of FMR and of funds advised by FMR.



William R. Ebsworth        Vice President of FMR.



Richard B. Fentin          Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Gregory Fraser             Vice President of FMR and of a fund advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                           U.K., and FMR FAR EAST; Secretary of FIMM.



Robert Gervis              Vice President of FMR.



David L. Glancy            Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant             Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield        Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer             Senior Vice President of FMR and Vice President of
                           Money Market Funds advised by FMR.



Bart A. Grenier            Vice President of High-Income Funds advised by
                           FMR;Vice President of FMR.



Robert Haber               Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR; Vice President of funds
                           advised by FMR.



Richard Hazelwood          Vice President of FMR.



Fred L. Henning Jr.        Senior Vice President of FMR and Vice President of
                           Fixed-Income funds advised by FMR.



Bruce T. Herring           Vice President of FMR.



John R. Hickling           Vice President of FMR and of a fund advised by FMR.



Robert F. Hill             Vice President of FMR; Director of Technical Research.



Curt Hollingsworth         Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson         Senior Vice President of FMR and Vice President of
                           funds advised by FMR;  Director of FMR Corp.;
                           Associate Director and Senior Vice President of Equity
                           funds advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Vice President of FMR and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR; Compliance Officer of FMR
                           U.K.



Robert A. Lawrence         Senior Vice President of FMR and Vice President of
                           Fidelity Real Estate High Income and Fidelity Real
                           Estate High income II funds advised by FMR; Associate
                           Director and Senior Vice President of Equity funds
                           advised by FMR; Previously, Vice President of High
                           Income funds advised by FMR.



Harris Leviton             Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis          Vice President of FMR and of funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of funds advised by FMR.



Charles A. Mangum          Vice President of FMR and of a fund advised by FMR.



Kevin McCarey              Vice President of FMR and of a fund advised by FMR.



Diane M. McLaughlin        Vice President of FMR.



Neal P. Miller             Vice President of FMR.



David L. Murphy            Vice President of FMR and of funds advised by FMR.



Scott A. Orr               Vice President of FMR and of funds advised by FMR.



Jacques Perold             Vice President of FMR.



Anne Punzak                Vice President of FMR.



Kevin A. Richardson        Vice President of FMR.



Eric D. Roiter             Senior Vice President and General Counsel of FMR and
                           Secretary of funds advised by FMR.



Mark S. Rzepczynski        Vice President of FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of a fund advised by FMR.



Fergus Shiel               Vice President of FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR.



Thomas T. Soviero          Vice President of FMR and of a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR; Associate Director and
                           Senior Vice President of Equity funds advised by FMR;
                           Previously, Senior Vice President and Director of
                           Operations and Compliance of FMR U.K.



Thomas M. Sprague          Vice President of FMR and of funds advised by FMR.



Robert E. Stansky          Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Scott D. Stewart           Vice President of FMR.



Cynthia L. Strauss         Vice President of FMR.



Thomas Sweeney             Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana            Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR and Vice President of
                           funds advised by FMR; Director of FMR Corp.



Steven S. Wymer            Vice President of FMR and of a fund advised by FMR.





  FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)
 FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d  Chairman of the Board and Director of FIMM,
                      FMR, FMR Corp., FMR FAR EAST, and FMR
                      U.K.; Chairman of the Executive Committee of
                      FMR; President and Chief Executive Officer of FMR Corp.; Director of Fidelity Investments Japan Limited; President and Trustee of funds advised by FMR.



Robert C. Pozen       President and Director of FMR; Senior Vice
                      President and Trustee of funds advised by FMR;
                      President and Director of FIMM, FMR U.K., and
                      FMR FAR EAST; Previously, General Counsel,
                      Managing Director, and Senior Vice President of
                      FMR Corp.



Robert H. Auld        Vice President of FIMM.



Dwight D. Churchill   Vice President of FIMM; Senior Vice President
                      of FMR and Vice President of Bond Funds
                      advised by FMR.



Brian Clancy          Treasurer of FIMM, FMR FAR EAST, FMR
                      U.K., and FMR and Vice President of FMR.



Robert K. Duby        Vice President of FIMM and of funds advised by
                      FMR.



Jay Freedman          Secretary of FIMM; Clerk of FMR U.K., FMR
                      FAR EAST, and FMR Corp.; Assistant Clerk of
                      FMR.

Robert Litterst       Vice President of FIMM and of funds advised by
                      FMR.



Thomas D. Maher       Vice President of FIMM and Assistant Vice
                      President of Money Market funds advised by FMR.



Stephen G. Manning    Assistant Treasurer of FIMM, FMR U.K., FMR
                      FAR EAST, and FMR; Treasurer of FMR Corp.



Scott A. Orr          Vice President of FIMM and of funds advised by
                      FMR.



Burnell R. Stehman    Vice President of FIMM and of funds advised by
                      FMR.



John J. Todd          Vice President of FIMM and of funds advised by
                      FMR.





Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal    Positions and Offices     Positions and Offices

Business Address*     With Underwriter          With Registrant

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Senior Vice President     Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: The Bank of New York, 110 Washington Street, New York, N.Y. or UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO.
Item 31.  Management Services
 Not applicable.
Item 32.  Undertakings
 The trustees and shareholders of Fidelity Money Market Trust have approved a plan of reorganization ("Plan") between Fidelity Money Market Trust: Rated Money Market redomiciling ("Predecessor fund"), and its successor series of this Trust whereby all of the assets and liabilities of the Predecessor fund will be transferred to this Trust. Registrant hereby undertakes that it will submit by amendment to this registration statement financial statements and financial highlights reflecting the reorganization described in the Plan.
 The trustees and shareholders of Fidelity Institutional Tax-Exempt Cash Portfolios have approved a plan of reorganization ("Plan") between Fidelity Institutional Cash Portfolios: Tax-Exempt redomiciling ("Predecessor fund"), and its successor series of this Trust whereby all of the assets and liabilities of the Predecessor fund will be transferred to this Trust. Registrant hereby undertakes that it will submit by amendment to this registration statement financial statements and financial highlights reflecting the reorganization described in the Plan.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 37 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 27th day of May 1998.
      Colchester Street Trust (formerly Fidelity Institutional Cash
Portfolios)
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)  (Title)  (Date)


/s/Edward C. Johnson 3d  (dagger)    President and Trustee          May 27, 1998

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Richard A. Silver                 Treasurer                      May 27, 1998

Richard A. Silver



/s/Robert C. Pozen                   Trustee                        May 27, 1998

Robert C. Pozen



/s/Ralph F. Cox                   *  Trustee                        May 27, 1998

Ralph F. Cox



/s/Phyllis Burke Davis        *      Trustee                        May 27, 1998

Phyllis Burke Davis



/s/Robert M. Gates             **    Trustee                        May 27, 1998

Robert M. Gates



/s/E. Bradley Jones             *    Trustee                        May 27, 1998

E. Bradley Jones



/s/Donald J. Kirk                 *  Trustee                        May 27, 1998

Donald J. Kirk



/s/Peter S. Lynch                 *  Trustee                        May 27, 1998

Peter S. Lynch



/s/Marvin L. Mann              *     Trustee                        May 27, 1998

Marvin L. Mann



/s/William O. McCoy          *       Trustee                        May 27, 1998

William O. McCoy



/s/Gerald C. McDonough    *          Trustee                        May 27, 1998

Gerald C. McDonough



/s/Thomas R. Williams        *       Trustee                        May 27, 1998

Thomas R. Williams




(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund           Fidelity Hastings Street Trust
Fidelity Advisor Series I               Fidelity Hereford Street Trust
Fidelity Advisor Series II              Fidelity Income Fund
Fidelity Advisor Series III             Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V               Fidelity Institutional Trust
Fidelity Advisor Series VI              Fidelity Investment Trust
Fidelity Advisor Series VII             Fidelity Magellan Fund
Fidelity Advisor Series VIII            Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust            Fidelity Money Market Trust
Fidelity Boston Street Trust            Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust     Fidelity Municipal Trust
Fidelity California Municipal Trust II  Fidelity Municipal Trust II
Fidelity Capital Trust                  Fidelity New York Municipal Trust
Fidelity Charles Street Trust           Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust             Fidelity Phillips Street Trust
Fidelity Congress Street Fund           Fidelity Puritan Trust
Fidelity Contrafund                     Fidelity Revere Street Trust
Fidelity Corporate Trust                Fidelity School Street Trust
Fidelity Court Street Trust             Fidelity Securities Fund
Fidelity Court Street Trust II          Fidelity Select Portfolios
Fidelity Covington Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund               Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund          Fidelity Trend Fund
Fidelity Destiny Portfolios             Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                          Fund, L.P.
Fidelity Devonshire Trust               Fidelity Union Street Trust
Fidelity Exchange Fund                  Fidelity Union Street Trust II
Fidelity Financial Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust             Variable Insurance Products Fund
                                        Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________   /s/Peter S. Lynch________________

Edward C. Johnson 3d                 Peter S. Lynch




/s/J. Gary Burkhead_______________   /s/William O. McCoy______________

J. Gary Burkhead                     William O. McCoy


/s/Ralph F. Cox __________________  /s/Gerald C. McDonough___________

Ralph F. Cox                        Gerald C. McDonough


/s/Phyllis Burke Davis_____________  /s/Marvin L. Mann________________

Phyllis Burke Davis                  Marvin L. Mann


/s/E. Bradley Jones________________  /s/Thomas R. Williams ____________

E. Bradley Jones                     Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Hereford Street Trust
Fidelity Advisor Series I               Fidelity Income Fund
Fidelity Advisor Series II              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III             Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV              Fidelity Investment Trust
Fidelity Advisor Series V               Fidelity Magellan Fund
Fidelity Advisor Series VI              Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII             Fidelity Money Market Trust
Fidelity Advisor Series VIII            Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust            Fidelity Municipal Trust
Fidelity Boston Street Trust            Fidelity Municipal Trust II
Fidelity California Municipal Trust     Fidelity New York Municipal Trust
Fidelity California Municipal Trust II  Fidelity New York Municipal Trust II
Fidelity Capital Trust                  Fidelity Phillips Street Trust
Fidelity Charles Street Trust           Fidelity Puritan Trust
Fidelity Commonwealth Trust             Fidelity Revere Street Trust
Fidelity Concord Street Trust           Fidelity School Street Trust
Fidelity Congress Street Fund           Fidelity Securities Fund
Fidelity Contrafund                     Fidelity Select Portfolios
Fidelity Corporate Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust             Fidelity Summer Street Trust
Fidelity Court Street Trust II          Fidelity Trend Fund
Fidelity Covington Trust                Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund               Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity Union Street Trust
  Portfolio, L.P.                       Fidelity Union Street Trust II
Fidelity Devonshire Trust               Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                  Newbury Street Trust
Fidelity Financial Trust                Variable Insurance Products Fund
Fidelity Fixed-Income Trust             Variable Insurance Products Fund II
Fidelity Government Securities Fund     Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_  July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund           Fidelity Hastings Street Trust
Fidelity Advisor Series I               Fidelity Hereford Street Trust
Fidelity Advisor Series II              Fidelity Income Fund
Fidelity Advisor Series III             Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V               Fidelity Institutional Trust
Fidelity Advisor Series VI              Fidelity Investment Trust
Fidelity Advisor Series VII             Fidelity Magellan Fund
Fidelity Advisor Series VIII            Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust            Fidelity Money Market Trust
Fidelity Boston Street Trust            Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust     Fidelity Municipal Trust
Fidelity California Municipal Trust II  Fidelity Municipal Trust II
Fidelity Capital Trust                  Fidelity New York Municipal Trust
Fidelity Charles Street Trust           Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust             Fidelity Phillips Street Trust
Fidelity Congress Street Fund           Fidelity Puritan Trust
Fidelity Contrafund                     Fidelity Revere Street Trust
Fidelity Corporate Trust                Fidelity School Street Trust
Fidelity Court Street Trust             Fidelity Securities Fund
Fidelity Court Street Trust II          Fidelity Select Portfolios
Fidelity Covington Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund               Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund          Fidelity Trend Fund
Fidelity Destiny Portfolios             Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                          Fund, L.P.
Fidelity Devonshire Trust               Fidelity Union Street Trust
Fidelity Exchange Fund                  Fidelity Union Street Trust II
Fidelity Financial Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust             Variable Insurance Products Fund
                                        Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates             March 6, 1997

Robert M. Gates